UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2024

Date of reporting period: May 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ALCVX

May 31, 2024

AB California Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB California Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALCVX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.50%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within multi-family housing and private higher education contributed, while selection in the miscellaneous revenue and industry Industrial Development Revenue (“IDR”) detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps, which had no material impact on performance, and interest rate swaps, which added to performance. Credit default swaps, used for hedging and investment purposes, had no material impact on performance. Municipal market data rate locks were used for investment purposes and added to overall performance.

Performance Highlights

Top contributors to performance:

  Positive sector allocation and security selection contributed to overall Fund performance.

Top detractors from performance:

  During the 12-month period, sector allocation within transit and housing offset gains.

Security Selection

Top contributors

  Multi-Family Housing

  Private Higher Education

  Mortgage Pass-Throughs

Sector

Top contributors

  Public Primary/Secondary Education

  State General Obligation

  MSA Tobacco Securitization

Top detractors

  Miscellaneous Revenue

  Industry IDR

  Miscellaneous IDR

Top detractors

  Toll Roads

  Single Family Housing

  Not-for-Profit Health Care

Advisor Class: ALCVX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,401	$10,318
05/16	$11,040	$10,924
05/17	$11,144	$11,083
05/18	$11,345	$11,207
05/19	$11,887	$11,925
05/20	$12,034	$12,399
05/21	$13,065	$12,986
05/22	$12,238	$12,104
05/23	$12,306	$12,163
05/24	$12,809	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	4.09%	1.44%	2.51%
Advisor Class (with sales charge)	4.09%	1.44%	2.51%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ALCVX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,158,512,886
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$4,587,920

Advisor Class: ALCVX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.7%
AA	28.9%
A	21.5%
BBB	15.6%
BB	5.7%
B	0.6%
A-1+	1.5%
SP-1+	3.4%
Pre-refunded	4.6%
Not Rated	11.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALCVX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ALCVX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ALCVX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MI-CA-ADV-0153-0524

Advisor Class: ALCVX

4

Class A: ALCAX

May 31, 2024

AB California Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB California Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALCAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within multi-family housing and private higher education contributed, while selection in the miscellaneous revenue and industry Industrial Development Revenue (“IDR”) detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps, which had no material impact on performance, and interest rate swaps, which added to performance. Credit default swaps, used for hedging and investment purposes, had no material impact on performance. Municipal market data rate locks were used for investment purposes and added to overall performance.

Performance Highlights

Top contributors to performance:

  Positive sector allocation and security selection contributed to overall Fund performance.

Top detractors from performance:

  During the 12-month period, sector allocation within transit and housing offset gains.

Security Selection

Top contributors

  Multi-Family Housing

  Private Higher Education

  Mortgage Pass-Throughs

Sector

Top contributors

  Public Primary/Secondary Education

  State General Obligation

  MSA Tobacco Securitization

Top detractors

  Miscellaneous Revenue

  Industry IDR

  Miscellaneous IDR

Top detractors

  Toll Roads

  Single Family Housing

  Not-for-Profit Health Care

Class A: ALCAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	Bloomberg Municipal Bond Index
05/14	$9,698	$10,000
05/15	$10,059	$10,318
05/16	$10,650	$10,924
05/17	$10,723	$11,083
05/18	$10,889	$11,207
05/19	$11,384	$11,925
05/20	$11,493	$12,399
05/21	$12,448	$12,986
05/22	$11,630	$12,104
05/23	$11,666	$12,163
05/24	$12,112	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charge)	3.82%	1.19%	2.25%
Class A (with sales charge)	0.70%	0.57%	1.93%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ALCAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,158,512,886
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$4,587,920

Class A: ALCAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.7%
AA	28.9%
A	21.5%
BBB	15.6%
BB	5.7%
B	0.6%
A-1+	1.5%
SP-1+	3.4%
Pre-refunded	4.6%
Not Rated	11.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALCAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ALCAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ALCAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MI-CA-A-0153-0524

Class A: ALCAX

4

Class C: ACACX

May 31, 2024

AB California Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB California Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACACX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.50%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within multi-family housing and private higher education contributed, while selection in the miscellaneous revenue and industry Industrial Development Revenue (“IDR”) detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps, which had no material impact on performance, and interest rate swaps, which added to performance. Credit default swaps, used for hedging and investment purposes, had no material impact on performance. Municipal market data rate locks were used for investment purposes and added to overall performance.

Performance Highlights

Top contributors to performance:

  Positive sector allocation and security selection contributed to overall Fund performance.

Top detractors from performance:

  During the 12-month period, sector allocation within transit and housing offset gains.

Security Selection

Top contributors

  Multi-Family Housing

  Private Higher Education

  Mortgage Pass-Throughs

Sector

Top contributors

  Public Primary/Secondary Education

  State General Obligation

  MSA Tobacco Securitization

Top detractors

  Miscellaneous Revenue

  Industry IDR

  Miscellaneous IDR

Top detractors

  Toll Roads

  Single Family Housing

  Not-for-Profit Health Care

Class C: ACACX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,298	$10,318
05/16	$10,823	$10,924
05/17	$10,806	$11,083
05/18	$10,891	$11,207
05/19	$11,318	$11,925
05/20	$11,334	$12,399
05/21	$12,173	$12,986
05/22	$11,298	$12,104
05/23	$11,237	$12,163
05/24	$11,580	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charge)	3.05%	0.41%	1.48%
Class C (with sales charge)	2.05%	0.41%	1.48%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ACACX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,158,512,886
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$4,587,920

Class C: ACACX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.7%
AA	28.9%
A	21.5%
BBB	15.6%
BB	5.7%
B	0.6%
A-1+	1.5%
SP-1+	3.4%
Pre-refunded	4.6%
Not Rated	11.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ACACX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ACACX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ACACX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MI-CA-C-0153-0524

Class C: ACACX

4

Advisor Class: ABTYX

May 31, 2024

AB High Income Municipal Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$97	0.95%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within housing and special tax contributed, while selection in the electric utility and utility Industrial Development Revenue (“IDR”) detracted.

While the benchmark is fully invested in investment-grade securities, the Fund invests in below-investment-grade securities, which added over both periods.

The Fund used derivatives for hedging purposes in the form of inflation swaps, which had no material impact on performance, and interest rate swaps, which added to performance. Credit default swaps, used for hedging and investment purposes, had no material impact on performance. Municipal market data rate locks were used for investment purposes and added to overall performance.

Performance Highlights

Top contributors to performance:

  Positive sector allocation was the primary contributor to performance during the 12-month period.

Top detractors from performance:

  Security selection within several sectors offset the gains from sector allocation throughout the period.

Security Selection

Top contributors

  Multi-Family Housing

  Special Tax

  Mortgage Pass-Throughs

Sector

Top contributors

  Senior Living

  Public Primary/Secondary Education

  Multi-Family Housing

Top detractors

  Electric Utility

  Utility IDR

  Senior Living

Advisor Class: ABTYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,644	$10,318
05/16	$11,602	$10,924
05/17	$11,763	$11,083
05/18	$12,323	$11,207
05/19	$13,143	$11,925
05/20	$12,827	$12,399
05/21	$14,969	$12,986
05/22	$13,841	$12,104
05/23	$13,368	$12,163
05/24	$13,887	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	3.88%	1.04%	3.34%
Advisor Class (with sales charge)	3.88%	1.04%	3.34%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABTYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$2,790,140,470
# of Portfolio Holdings	812
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$13,917,267

Advisor Class: ABTYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.5%
AA	10.9%
A	13.9%
BBB	13.7%
BB	10.2%
B	1.4%
CCC	0.4%
CC	0.2%
Pre-refunded	0.7%
Not rated	47.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABTYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ABTYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABTYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MI-HI-ADV-0153-0524

Advisor Class: ABTYX

4

Class A: ABTHX

May 31, 2024

AB High Income Municipal Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTHX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.20%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within housing and special tax contributed, while selection in the electric utility and utility Industrial Development Revenue (“IDR”) detracted.

While the benchmark is fully invested in investment-grade securities, the Fund invests in below-investment-grade securities, which added over both periods.

The Fund used derivatives for hedging purposes in the form of inflation swaps, which had no material impact on performance, and interest rate swaps, which added to performance. Credit default swaps, used for hedging and investment purposes, had no material impact on performance. Municipal market data rate locks were used for investment purposes and added to overall performance.

Performance Highlights

Top contributors to performance:

  Positive sector allocation was the primary contributor to performance during the 12-month period.

Top detractors from performance:

  Security selection within several sectors offset the gains from sector allocation throughout the period.

Security Selection

Top contributors

  Multi-Family Housing

  Special Tax

  Mortgage Pass-Throughs

Sector

Top contributors

  Senior Living

  Public Primary/Secondary Education

  Multi-Family Housing

Top detractors

  Electric Utility

  Utility IDR

  Senior Living

Class A: ABTHX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	Bloomberg Municipal Bond Index
05/14	$9,701	$10,000
05/15	$10,296	$10,318
05/16	$11,204	$10,924
05/17	$11,331	$11,083
05/18	$11,841	$11,207
05/19	$12,589	$11,925
05/20	$12,253	$12,399
05/21	$14,263	$12,986
05/22	$13,167	$12,104
05/23	$12,686	$12,163
05/24	$13,145	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charge)	3.62%	0.81%	3.08%
Class A (with sales charge)	0.55%	0.19%	2.77%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABTHX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$2,790,140,470
# of Portfolio Holdings	812
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$13,917,267

Class A: ABTHX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.5%
AA	10.9%
A	13.9%
BBB	13.7%
BB	10.2%
B	1.4%
CCC	0.4%
CC	0.2%
Pre-refunded	0.7%
Not rated	47.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABTHX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ABTHX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABTHX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MI-HI-A-0153-0524

Class A: ABTHX

4

Class C: ABTFX

May 31, 2024

AB High Income Municipal Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTFX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.95%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within housing and special tax contributed, while selection in the electric utility and utility Industrial Development Revenue (“IDR”) detracted.

While the benchmark is fully invested in investment-grade securities, the Fund invests in below-investment-grade securities, which added over both periods.

The Fund used derivatives for hedging purposes in the form of inflation swaps, which had no material impact on performance, and interest rate swaps, which added to performance. Credit default swaps, used for hedging and investment purposes, had no material impact on performance. Municipal market data rate locks were used for investment purposes and added to overall performance.

Performance Highlights

Top contributors to performance:

  Positive sector allocation was the primary contributor to performance during the 12-month period.

Top detractors from performance:

  Security selection within several sectors offset the gains from sector allocation throughout the period.

Security Selection

Top contributors

  Multi-Family Housing

  Special Tax

  Mortgage Pass-Throughs

Sector

Top contributors

  Senior Living

  Public Primary/Secondary Education

  Multi-Family Housing

Top detractors

  Electric Utility

  Utility IDR

  Senior Living

Class C: ABTFX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,538	$10,318
05/16	$11,373	$10,924
05/17	$11,416	$11,083
05/18	$11,851	$11,207
05/19	$12,514	$11,925
05/20	$12,082	$12,399
05/21	$13,959	$12,986
05/22	$12,778	$12,104
05/23	$12,218	$12,163
05/24	$12,565	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charge)	2.84%	0.03%	2.31%
Class C (with sales charge)	1.84%	0.03%	2.31%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABTFX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$2,790,140,470
# of Portfolio Holdings	812
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$13,917,267

Class C: ABTFX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.5%
AA	10.9%
A	13.9%
BBB	13.7%
BB	10.2%
B	1.4%
CCC	0.4%
CC	0.2%
Pre-refunded	0.7%
Not rated	47.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABTFX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ABTFX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABTFX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MI-HI-C-0153-0524

Class C: ABTFX

4

Class Z: ABTZX

May 31, 2024

AB High Income Municipal Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$97	0.95%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within housing and special tax contributed, while selection in the electric utility and utility Industrial Development Revenue (“IDR”) detracted.

While the benchmark is fully invested in investment-grade securities, the Fund invests in below-investment-grade securities, which added over both periods.

The Fund used derivatives for hedging purposes in the form of inflation swaps, which had no material impact on performance, and interest rate swaps, which added to performance. Credit default swaps, used for hedging and investment purposes, had no material impact on performance. Municipal market data rate locks were used for investment purposes and added to overall performance.

Performance Highlights

Top contributors to performance:

  Positive sector allocation was the primary contributor to performance during the 12-month period.

Top detractors from performance:

  Security selection within several sectors offset the gains from sector allocation throughout the period.

Security Selection

Top contributors

  Multi-Family Housing

  Special Tax

  Mortgage Pass-Throughs

Sector

Top contributors

  Senior Living

  Public Primary/Secondary Education

  Multi-Family Housing

Top detractors

  Electric Utility

  Utility IDR

  Senior Living

Class Z: ABTZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg Municipal Bond Index
09/18	$10,000	$10,000
05/19	$10,625	$10,647
05/20	$10,382	$11,071
05/21	$12,115	$11,595
05/22	$11,204	$10,807
05/23	$10,823	$10,860
05/24	$11,232	$11,151

Average Annual Total Returns

	1 Year	5 Years	Since Inception 9/28/18
Class Z (without sales charge)	3.78%	1.05%	2.07%
Class Z (with sales charge)	3.78%	1.05%	2.07%
Bloomberg Municipal Bond Index	2.67%	0.93%	1.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABTZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$2,790,140,470
# of Portfolio Holdings	812
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$13,917,267

Class Z: ABTZX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.5%
AA	10.9%
A	13.9%
BBB	13.7%
BB	10.2%
B	1.4%
CCC	0.4%
CC	0.2%
Pre-refunded	0.7%
Not rated	47.1%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABTZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: ABTZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABTZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MI-HI-Z-0153-0524

Class Z: ABTZX

4

Advisor Class: ALTVX

May 31, 2024

AB National Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB National Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALTVX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.50%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within special tax and multi-family housing contributed, while selection within senior living and industry Industrial Development Revenue (“IDR") detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps, credit default swaps and municipal market data rate locks which had no material impact on performance. Interest rate swaps added to overall performance.

Performance Highlights

Top contributors to performance:

  Security selection was the primary contributor to performance due to selections within mortgage pass-throughs and special tax.

Top detractors from performance:

  Despite positive security selection, underweights within several sectors offset gains.

Security Selection

Top contributors

  Mortgage Pass-Throughs

  Special Tax

  Multi-Family Housing

Sector

Top contributors

  Senior Living

  State General Obligation

  Industry IDR

Top detractors

  Senior Living

  Industry IDR

  Utility IDR

Top detractors

  Single Family Housing

Advisor Class: ALTVX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,350	$10,318
05/16	$11,033	$10,924
05/17	$11,171	$11,083
05/18	$11,364	$11,207
05/19	$11,958	$11,925
05/20	$12,114	$12,399
05/21	$13,116	$12,986
05/22	$12,300	$12,104
05/23	$12,245	$12,163
05/24	$12,677	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	3.53%	1.12%	2.40%
Advisor Class (with sales charge)	3.53%	1.12%	2.40%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ALTVX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,848,707,128
# of Portfolio Holdings	694
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$7,415,878

Advisor Class: ALTVX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	35.7%
A	26.9%
BBB	11.3%
BB	4.8%
B	0.4%
CCC	0.1%
D	0.1%
A-1+	0.3%
SP-1+	0.4%
SP-1	0.1%
Pre-refunded	1.0%
Not Rated	10.6%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALTVX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ALTVX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ALTVX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MI-NAT-ADV-0153-0524

Advisor Class: ALTVX

4

Class A: ALTHX

May 31, 2024

AB National Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB National Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALTHX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within special tax and multi-family housing contributed, while selection within senior living and industry Industrial Development Revenue (“IDR") detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps, credit default swaps and municipal market data rate locks which had no material impact on performance. Interest rate swaps added to overall performance.

Performance Highlights

Top contributors to performance:

  Security selection was the primary contributor to performance due to selections within mortgage pass-throughs and special tax.

Top detractors from performance:

  Despite positive security selection, underweights within several sectors offset gains.

Security Selection

Top contributors

  Mortgage Pass-Throughs

  Special Tax

  Multi-Family Housing

Sector

Top contributors

  Senior Living

  State General Obligation

  Industry IDR

Top detractors

  Senior Living

  Industry IDR

  Utility IDR

Top detractors

  Single Family Housing

Class A: ALTHX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	Bloomberg Municipal Bond Index
05/14	$9,697	$10,000
05/15	$9,998	$10,318
05/16	$10,642	$10,924
05/17	$10,748	$11,083
05/18	$10,907	$11,207
05/19	$11,451	$11,925
05/20	$11,569	$12,399
05/21	$12,495	$12,986
05/22	$11,688	$12,104
05/23	$11,607	$12,163
05/24	$11,986	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charge)	3.27%	0.87%	2.14%
Class A (with sales charge)	0.21%	0.26%	1.83%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ALTHX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,848,707,128
# of Portfolio Holdings	694
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$7,415,878

Class A: ALTHX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	35.7%
A	26.9%
BBB	11.3%
BB	4.8%
B	0.4%
CCC	0.1%
D	0.1%
A-1+	0.3%
SP-1+	0.4%
SP-1	0.1%
Pre-refunded	1.0%
Not Rated	10.6%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALTHX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ALTHX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ALTHX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MI-NAT-A-0153-0524

Class A: ALTHX

4

Class C: ALNCX

May 31, 2024

AB National Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB National Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALNCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.50%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within special tax and multi-family housing contributed, while selection within senior living and industry Industrial Development Revenue (“IDR") detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps, credit default swaps and municipal market data rate locks which had no material impact on performance. Interest rate swaps added to overall performance.

Performance Highlights

Top contributors to performance:

  Security selection was the primary contributor to performance due to selections within mortgage pass-throughs and special tax.

Top detractors from performance:

  Despite positive security selection, underweights within several sectors offset gains.

Security Selection

Top contributors

  Mortgage Pass-Throughs

  Special Tax

  Multi-Family Housing

Sector

Top contributors

  Senior Living

  State General Obligation

  Industry IDR

Top detractors

  Senior Living

  Industry IDR

  Utility IDR

Top detractors

  Single Family Housing

Class C: ALNCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,238	$10,318
05/16	$10,817	$10,924
05/17	$10,843	$11,083
05/18	$10,921	$11,207
05/19	$11,388	$11,925
05/20	$11,413	$12,399
05/21	$12,235	$12,986
05/22	$11,358	$12,104
05/23	$11,194	$12,163
05/24	$11,474	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charge)	2.50%	0.12%	1.38%
Class C (with sales charge)	1.50%	0.12%	1.38%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ALNCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,848,707,128
# of Portfolio Holdings	694
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$7,415,878

Class C: ALNCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	35.7%
A	26.9%
BBB	11.3%
BB	4.8%
B	0.4%
CCC	0.1%
D	0.1%
A-1+	0.3%
SP-1+	0.4%
SP-1	0.1%
Pre-refunded	1.0%
Not Rated	10.6%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALNCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ALNCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ALNCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MI-NAT-C-0153-0524

Class C: ALNCX

4

Advisor Class: ALNVX

May 31, 2024

AB New York Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB New York Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALNVX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.50%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within water and sewer and senior living contributed, while selection within toll roads and private higher education detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps and credit default swaps, which had no material impact on performance. Interest rate swaps added to overall performance.

Performance Highlights

Top contributors to performance:

  Sector selection within public education, senior living and state general obligation contributed to overall performance.

Top detractors from performance:

  During the 12-month period, negative security selection was the primary detractor from performance.

Security Selection

Top contributors

  Water and Sewer

  Senior Living

  Local General Obligation

Sector

Top contributors

  Public Primary/Secondary Education

  Senior Living

  State General Obligation

Top detractors

  Toll Roads

  Private Higher Education

  Special Tax

Top detractors

  Prepay Energy

  Single Family Housing

  Airports

Advisor Class: ALNVX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,327	$10,318
05/16	$10,962	$10,924
05/17	$11,099	$11,083
05/18	$11,233	$11,207
05/19	$11,835	$11,925
05/20	$11,785	$12,399
05/21	$12,893	$12,986
05/22	$12,112	$12,104
05/23	$12,038	$12,163
05/24	$12,433	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	3.28%	0.94%	2.20%
Advisor Class (with sales charge)	3.28%	0.94%	2.20%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ALNVX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$491,328,347
# of Portfolio Holdings	222
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,926,992

Advisor Class: ALNVX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	5.7%
AA	30.7%
A	20.6%
BBB	26.7%
BB	4.6%
B	1.8%
CCC	0.6%
CC	0.5%
A-1+	0.3%
Pre-refunded	2.7%
Not Rated	5.8%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALNVX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ALNVX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ALNVX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MI-NY-ADV-0153-0524

Advisor Class: ALNVX

4

Class A: ALNYX

May 31, 2024

AB New York Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB New York Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALNYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within water and sewer and senior living contributed, while selection within toll roads and private higher education detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps and credit default swaps, which had no material impact on performance. Interest rate swaps added to overall performance.

Performance Highlights

Top contributors to performance:

  Sector selection within public education, senior living and state general obligation contributed to overall performance.

Top detractors from performance:

  During the 12-month period, negative security selection was the primary detractor from performance.

Security Selection

Top contributors

  Water and Sewer

  Senior Living

  Local General Obligation

Sector

Top contributors

  Public Primary/Secondary Education

  Senior Living

  State General Obligation

Top detractors

  Toll Roads

  Private Higher Education

  Special Tax

Top detractors

  Prepay Energy

  Single Family Housing

  Airports

Class A: ALNYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	Bloomberg Municipal Bond Index
05/14	$9,698	$10,000
05/15	$9,977	$10,318
05/16	$10,575	$10,924
05/17	$10,681	$11,083
05/18	$10,782	$11,207
05/19	$11,335	$11,925
05/20	$11,257	$12,399
05/21	$12,285	$12,986
05/22	$11,511	$12,104
05/23	$11,413	$12,163
05/24	$11,757	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charge)	3.02%	0.69%	1.94%
Class A (with sales charge)	-0.04%	0.08%	1.63%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ALNYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$491,328,347
# of Portfolio Holdings	222
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,926,992

Class A: ALNYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	5.7%
AA	30.7%
A	20.6%
BBB	26.7%
BB	4.6%
B	1.8%
CCC	0.6%
CC	0.5%
A-1+	0.3%
Pre-refunded	2.7%
Not Rated	5.8%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALNYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ALNYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ALNYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MI-NY-A-0153-0524

Class A: ALNYX

4

Class C: ANYCX

May 31, 2024

AB New York Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB New York Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANYCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.50%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes, except Class C, outperformed the Bloomberg Municipal Bond Index, before sales charges. Sector and security selection, as well as an overweight to credit, contributed to performance, relative to the benchmark. Security selection within water and sewer and senior living contributed, while selection within toll roads and private higher education detracted.

The Fund used derivatives for hedging purposes in the form of inflation swaps and credit default swaps, which had no material impact on performance. Interest rate swaps added to overall performance.

Performance Highlights

Top contributors to performance:

  Sector selection within public education, senior living and state general obligation contributed to overall performance.

Top detractors from performance:

  During the 12-month period, negative security selection was the primary detractor from performance.

Security Selection

Top contributors

  Water and Sewer

  Senior Living

  Local General Obligation

Sector

Top contributors

  Public Primary/Secondary Education

  Senior Living

  State General Obligation

Top detractors

  Toll Roads

  Private Higher Education

  Special Tax

Top detractors

  Prepay Energy

  Single Family Housing

  Airports

Class C: ANYCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
05/14	$10,000	$10,000
05/15	$10,225	$10,318
05/16	$10,757	$10,924
05/17	$10,784	$11,083
05/18	$10,794	$11,207
05/19	$11,270	$11,925
05/20	$11,102	$12,399
05/21	$12,026	$12,986
05/22	$11,195	$12,104
05/23	$11,016	$12,163
05/24	$11,251	$12,488

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charge)	2.13%	- 0.07%	1.19%
Class C (with sales charge)	1.13%	-0.07%	1.19%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ANYCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$491,328,347
# of Portfolio Holdings	222
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,926,992

Class C: ANYCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	5.7%
AA	30.7%
A	20.6%
BBB	26.7%
BB	4.6%
B	1.8%
CCC	0.6%
CC	0.5%
A-1+	0.3%
Pre-refunded	2.7%
Not Rated	5.8%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ANYCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ANYCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANYCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

MI-NY-C-0153-0524

Class C: ANYCX

4

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

	Audit Fees		Audit-Related Fees	Tax Fees
California Portfolio	2023	$39,152	$—	$18,583
	2024	$39,152	$—	$18,428
National Portfolio	2023	$40,597	$—	$18,583
	2024	$40,597	$—	$18,428
New York Portfolio	2023	$40,597	$—	$18,583
	2024	$40,597	$—	$18,428
High Income	2023	$48,760	$—	$19,083
	2024	$48,760	$—	$18,928

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
California Portfolio	2023	$1,965,135	$18,583
			$—
			$(18,583)
	2024	$2,070,514	$18,428
			$—
			$(18,428)
National Portfolio	2023	$1,965,135	$18,583
			$—
			$(18,583)
	2024	$2,070,514	$18,428
			$—
			$(18,428)
New York Portfolio	2023	$1,965,135	$18,583
			$—
			$(18,583)
	2024	$2,070,514	$18,428
			$—
			$(18,428)
High Income	2023	$1,965,635	$19,083
			$—
			$(19,083)
	2024	$2,071,014	$18,928
			$—
			$(18,928)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

MAY 05.31.24

ANNUAL REPORT

AB MUNICIPAL INCOME FUND

+	AB CALIFORNIA PORTFOLIO
+	AB HIGH INCOME MUNICIPAL PORTFOLIO
+	AB NATIONAL PORTFOLIO
+	AB NEW YORK PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

AB CALIFORNIA PORTFOLIO

May 31, 2024

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.6%
Long-Term Municipal Bonds – 98.6%
California – 94.7%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2047(a)	$17,955	$9,961,254
AGM Series 2024 Zero Coupon, 10/01/2053	2,000	471,844
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	5,000	4,191,369
5.00%, 10/01/2045	2,500	2,535,958
Bakersfield City School District BAM Series 2012-C 0.00%, 05/01/2047(a)	6,380	4,725,488
Bay Area Toll Authority Series 2021 3.66% (MUNIPSA + 0.30%), 04/01/2056(b)	2,000	1,960,534
3.77% (MUNIPSA + 0.41%), 04/01/2056(b)	14,800	14,461,893
Series 2023-F 5.00%, 04/01/2025	2,525	2,560,336
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024-B 5.25%, 07/01/2044	3,000	3,231,745
5.25%, 07/01/2049	9,000	9,579,252
5.25%, 07/01/2054	7,350	7,795,462
AGM Series 2024-B 4.50%, 07/01/2054	2,000	1,956,348
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	5,000	5,300,386
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,375	10,842,597

abfunds.com	AB MUNICIPAL INCOME FUND | 1

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$5,745	$5,741,889
Series 2023 5.00%, 12/01/2053	8,650	9,047,322
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,000	3,968,676
Series 2022-A 4.00%, 05/01/2053	3,675	3,663,010
Series 2023 5.00%, 02/01/2054	12,500	13,171,632
5.194% (SOFR + 1.63%), 07/01/2053(b)	5,000	4,965,741
5.234% (SOFR + 1.67%), 02/01/2054(b)	5,000	4,945,535
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043	3,600	3,671,121
5.25%, 05/01/2048	2,750	2,791,571
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	1,000	898,885
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	2,000	1,653,374
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	1,000	709,149
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	2,000	1,374,047

2 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-A 4.00%, 06/01/2040	$1,365	$1,364,219
4.00%, 06/01/2049	12,155	11,334,940
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,170	2,167,304
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037	1,265	1,307,365
5.00%, 12/01/2044	6,885	6,978,410
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035	4,415	4,449,313
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	4,000	4,041,166
California Educational Facilities Authority (St Mary’s College of California) Series 2023 5.25%, 10/01/2044	2,100	2,155,645
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044	2,500	2,524,960
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2031	2,000	2,027,872
Series 2023 4.25%, 11/01/2048	3,230	3,121,353
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)	2,000	2,000,612
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)	1,000	841,539

abfunds.com	AB MUNICIPAL INCOME FUND | 3

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Enterprise Development Authority (Rocklin Academy (The)) Series 2021 4.00%, 06/01/2051(c)	$1,875	$1,519,024
4.00%, 06/01/2061(c)	840	649,788
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	1,365	1,403,990
5.00%, 08/15/2036	3,000	3,081,625
5.00%, 08/15/2042	2,000	2,032,675
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2037	5,165	5,136,456
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2046	13,865	13,443,189
California Health Facilities Financing Authority (Stanford Health Care Obligated Group) Series 2023-A 5.00%, 08/15/2033	10,000	11,538,944
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	3,750	3,655,636
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 8.00%, 01/01/2050(c)	3,025	3,124,739
Series 2024 3.95%, 01/01/2050(c)	17,215	17,214,940
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2016 5.00%, 01/01/2036(c)	1,500	1,256,810
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	1,900	1,914,735

4 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 06/01/2046	$1,000	$974,591
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	3,160	3,085,193
5.00%, 04/01/2041	3,000	2,837,971
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032	565	580,721
5.00%, 10/01/2033	625	641,764
5.00%, 10/01/2034	570	584,886
5.00%, 10/01/2035	600	615,223
5.00%, 10/01/2036	1,150	1,177,042
5.00%, 10/01/2037	2,000	2,041,571
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046	1,340	1,184,778
4.00%, 10/01/2051	1,200	1,027,299
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2041	3,470	3,560,815
5.00%, 05/15/2042	2,705	2,769,622
5.00%, 05/15/2049	4,500	4,549,203
5.00%, 05/15/2052	1,575	1,586,942
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2054(c)	1,000	927,378
California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group) Series 2022 4.00%, 11/15/2042	560	483,877
4.00%, 11/15/2052	3,605	2,823,103
4.00%, 11/15/2056	1,685	1,287,829
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045	1,295	1,002,855

abfunds.com	AB MUNICIPAL INCOME FUND | 5

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	$5,000	$5,047,218
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 4.00%, 12/31/2047	5,000	4,381,362
5.00%, 12/31/2036	5,685	5,733,180
5.00%, 12/31/2037	4,000	4,022,051
5.00%, 12/31/2047	8,005	7,961,189
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	10,000	10,474,048
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d)(e)(f)	2,745	54,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2023 5.00%, 07/01/2035(c)	2,000	2,177,942
5.00%, 07/01/2038(c)	1,000	1,069,180
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c)(d)(e)	2,200	165,000
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2039(c)	8,740	9,050,240
5.00%, 11/21/2045(c)	8,000	8,150,281
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)	2,000	2,095,722
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037	1,000	1,010,090

6 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority Series 2017 5.00%, 06/01/2047(c)	$700	$658,531
5.00%, 06/01/2053(c)	1,775	1,636,211
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(c)	2,750	2,616,430
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(c)	4,675	4,676,228
Series 2016 5.25%, 07/01/2052(c)	2,500	2,507,885
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(c)	2,000	1,960,705
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(c)	1,200	1,207,302
5.00%, 06/01/2047(c)	1,565	1,520,551
California School Finance Authority (Classical Academy Obligated Group) Series 2020-A 5.00%, 10/01/2050(c)	3,000	2,939,542
Series 2021 4.00%, 10/01/2046(c)	1,250	1,065,648
Series 2022 5.00%, 10/01/2061(c)	2,000	1,911,885
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c)	2,325	2,219,009
5.00%, 06/01/2051(c)	2,910	2,716,191
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(c)	430	421,178
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(c)	4,770	4,710,431

abfunds.com	AB MUNICIPAL INCOME FUND | 7

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(c)	$625	$576,629
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(c)	1,000	1,000,482
Series 2022 5.00%, 08/01/2032(c)	750	769,726
5.75%, 08/01/2052(c)	1,650	1,726,806
California School Finance Authority (Hawking STEAM Charter Schools, Inc.) Series 2022 5.00%, 07/01/2042(c)	1,860	1,880,177
5.25%, 07/01/2052(c)	2,755	2,781,108
5.375%, 07/01/2056(c)	1,990	2,016,325
5.50%, 07/01/2062(c)	1,775	1,803,541
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(c)	935	955,016
Series 2019-A 5.00%, 07/01/2049(c)	2,000	2,009,204
Series 2020-A 4.00%, 07/01/2055(c)	835	705,046
California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034(c)	1,200	1,200,910
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(c)	2,300	2,375,450
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.50%, 08/01/2043(c)	550	566,463
5.50%, 08/01/2047(c)	525	535,357
California School Finance Authority (Pre-refunded – US Treasuries) Series 2017 5.00%, 06/01/2047(c)	800	827,664

8 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 06/01/2053(c)	$2,025	$2,095,026
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(c)	1,000	1,003,074
5.00%, 06/01/2046(c)	2,500	2,426,894
Series 2017 5.125%, 06/01/2047(c)	700	688,834
Series 2017-G 5.00%, 06/01/2037(c)	360	361,865
5.00%, 06/01/2053(c)	2,075	1,970,019
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	575	576,557
6.00%, 10/01/2049	715	716,264
California State Public Works Board (California State Public Works Board Lease) Series 2021-A 5.00%, 02/01/2025	2,000	2,019,032
California State Public Works Board (State of California Department of General Services Lease) Series 2024 5.00%, 04/01/2044	1,500	1,654,920
5.00%, 04/01/2049	1,500	1,639,017
5.05%, 04/01/2032	2,000	1,990,146
5.06%, 04/01/2033	1,000	990,082
California State University Series 2020-D 1.49%, 11/01/2028	1,500	1,297,951
Series 2021-B 2.144%, 11/01/2033	6,000	4,675,450
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(c)	1,135	1,161,009
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034	1,000	1,020,375
5.00%, 05/15/2035	1,410	1,438,641
5.00%, 05/15/2036	1,500	1,528,994

abfunds.com	AB MUNICIPAL INCOME FUND | 9

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	$1,000	$1,066,054
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	2,000	2,133,198
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(c)	1,000	1,011,716
Series 2019 5.00%, 06/01/2051(c)	3,165	3,069,243
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(c)	5,000	5,051,514
5.25%, 12/01/2056(c)	1,700	1,707,023
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(c)	2,295	2,327,541
5.25%, 07/01/2049(c)	2,675	2,679,602
5.25%, 07/01/2052(c)	1,565	1,565,620
California Statewide Communities Development Authority (Pre-refunded – US Treasuries) AGM Series 2014 5.00%, 11/15/2044	2,000	2,011,792
California Statewide Communities Development Authority (Southern California Edison Co.) Series 2023 4.50%, 11/01/2033	9,000	9,351,556
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001-B Zero Coupon, 08/01/2025	3,050	2,894,911
Cerritos Community College District Series 2014-A 4.00%, 08/01/2030	2,230	2,224,250

10 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2019 5.00%, 04/01/2025	$3,520	$3,568,105
City of Atwater CA Wastewater Revenue AGM Series 2017-A 5.00%, 05/01/2040	1,000	1,032,837
5.00%, 05/01/2043	1,000	1,029,026
City of Fairfield CA (City of Fairfield CA COP) AGC Series 2007 Zero Coupon, 04/01/2035	3,700	2,400,777
City of Fremont CA Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040	4,000	4,021,122
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 09/02/2027	650	652,471
5.00%, 09/02/2029	1,110	1,114,445
City of Irvine CA (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8) Series 2018 5.00%, 09/01/2043	2,400	2,448,636
5.00%, 09/01/2048	4,250	4,310,400
City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032	1,100	1,105,106
5.00%, 05/15/2040	2,250	2,252,427
5.00%, 05/15/2045	2,250	2,228,500
City of Los Angeles CA Series 2023 5.00%, 06/27/2024	36,270	36,290,068
City of Los Angeles CA Wastewater System Revenue Series 2013-B 5.00%, 06/01/2031	5,000	5,006,420
Series 2022-C 5.00%, 06/01/2024	1,675	1,675,000
City of Los Angeles Department of Airports Series 2017B 5.00%, 05/15/2025	1,325	1,338,540

abfunds.com	AB MUNICIPAL INCOME FUND | 11

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022 3.25%, 05/15/2049	$2,000	$1,548,907
5.00%, 05/15/2045	1,500	1,563,350
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025	1,685	1,691,126
5.00%, 09/02/2028	530	532,026
5.00%, 09/02/2030	745	747,899
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2033	10,090	10,254,324
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033	1,315	1,338,157
5.00%, 09/01/2034	1,000	1,017,839
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	640	648,642
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020 2.825%, 11/01/2041	4,840	3,691,804
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017-A 5.00%, 03/01/2033	1,100	1,125,323
5.00%, 03/01/2034	2,000	2,045,910
5.00%, 03/01/2035	3,500	3,580,141
5.00%, 03/01/2037	1,800	1,836,847
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	1,000	1,032,262
5.00%, 01/01/2047	3,895	3,935,033
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	2,000	1,542,411

12 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	$2,000	$1,390,332
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	3,000	2,577,946
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(c)	1,000	670,892
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)	4,000	2,770,794
Coast Community College District Series 2019-F 3.00%, 08/01/2036	850	755,267
3.00%, 08/01/2037	940	824,887
3.00%, 08/01/2038	2,175	1,885,596
Coast Community College District (Pre-refunded – US Treasuries) Series 2015 Zero Coupon, 08/01/2036	8,690	5,130,011
Compton Community Redevelopment Agency Successor Agency AGM Series 2022-A 5.25%, 08/01/2032	3,500	3,832,164
Contra Costa Community College District Series 2014-A 4.00%, 08/01/2029	2,100	2,100,298
County of Los Angeles CA Series 2023 5.00%, 06/28/2024	17,000	17,012,456
County of Los Angeles CA Community Facilities District No. 2021-01 (County of Los Angeles CA Community Facilities District No. 2021-01 Area No. 1) Series 2022 5.00%, 09/01/2047	2,750	2,753,096
5.00%, 09/01/2052	2,500	2,491,292

abfunds.com	AB MUNICIPAL INCOME FUND | 13

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	$990	$999,485
5.00%, 09/01/2045	1,250	1,257,345
County of Sacramento CA Airport System Revenue Series 2016-B 5.00%, 07/01/2036	1,755	1,802,270
County of Santa Cruz CA Series 2023 5.00%, 07/05/2024	2,500	2,502,436
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(c)	1,000	716,471
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	4,000	2,880,239
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	3,000	2,347,439
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	5,000	3,835,079
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 4.00%, 07/01/2058(c)	1,000	680,007
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	2,500	1,867,121

14 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	$1,000	$695,166
4.00%, 12/01/2056(c)	1,000	736,912
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(c)	1,000	835,873
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	2,000	1,404,529
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Towne at Glendale Apartments) Series 2022 0.00%, 09/01/2062(a)(c)	1,645	858,567
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	2,400	1,830,804
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,000	679,893
4.00%, 10/01/2048(c)	3,000	2,176,293
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	1,500	1,025,638
Desert Community College District Series 2024 5.00%, 08/01/2024	2,500	2,504,815
Foothill-De Anza Community College District AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,995	1,402,228
Foothill-Eastern Transportation Corridor Agency Series 2021-C 4.00%, 01/15/2043	1,500	1,453,749

abfunds.com	AB MUNICIPAL INCOME FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Fremont Union High School District Series 2024 5.00%, 08/01/2029	$1,000	$1,094,888
5.00%, 08/01/2032	1,000	1,146,234
5.00%, 08/01/2034	1,850	2,176,788
5.00%, 08/01/2035	1,170	1,375,779
Glendale Unified School District/CA (Pre-refunded – US Treasuries) Series 2015-B 4.00%, 09/01/2041	10,000	10,095,235
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	4,710	4,376,568
Series 2021-B Zero Coupon, 06/01/2066	32,000	3,485,312
Series 2022 5.00%, 06/01/2051	10,000	10,280,483
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 2.746%, 06/01/2034	3,175	2,654,002
3.115%, 06/01/2038	5,000	3,980,722
Golden State Tobacco Securitization Corp. (Pre-refunded – US Treasuries) Series 2018-A 5.00%, 06/01/2030	2,500	2,676,934
Irvine Facilities Financing Authority (City of Irvine CA Community Facilities District No. 2013-3) BAM Series 2023 Zero Coupon, 09/01/2049	1,300	385,298
Zero Coupon, 09/01/2050	1,250	351,803
Irvine Unified School District Series 2017-B 5.00%, 09/01/2047	995	1,007,336
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031	2,690	2,711,903
5.00%, 09/01/2035	1,835	1,849,556
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2024	1,175	1,177,086
5.50%, 11/15/2037	2,000	2,216,445

16 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series 2020 5.00%, 06/01/2024	$1,170	$1,170,000
Los Angeles Department of Water & Power (Los Angeles Department of Water & Power Power System Revenue) Series 2023-D 5.00%, 07/01/2041	12,610	14,006,382
Los Angeles Department of Water & Power Water System Revenue Series 2021-C 5.00%, 07/01/2041	1,250	1,348,891
Series 2022-C 5.00%, 07/01/2042	8,750	9,635,173
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2032	27,000	30,540,513
Los Angeles Unified School District/CA (Pre-refunded – US Treasuries) Series 2014-C 5.00%, 07/01/2030	10,000	10,016,434
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	2,000	2,472,500
Series 2009-B 6.50%, 11/01/2039	10,000	12,362,498
Menifee Union School District Series 2018 5.00%, 09/01/2043	1,000	1,017,943
5.00%, 09/01/2048	1,215	1,232,267
Metropolitan Water District of Southern California Series 2019-A 5.00%, 07/01/2024	3,820	3,823,137
Northern California Energy Authority (Pacific Mutual Holding Co.) Series 2024 5.00%, 12/01/2054	10,000	10,573,525
Oakland Unified School District/Alameda County (Pre-refunded – US Treasuries) Series 2015-A 5.00%, 08/01/2031	1,640	1,671,132

abfunds.com	AB MUNICIPAL INCOME FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 08/01/2032	$1,500	$1,528,474
5.00%, 08/01/2033	2,200	2,241,762
Orange County Water District Series 2019-C 4.00%, 08/15/2034	1,250	1,296,356
Oxnard Financing Authority (City of Oxnard CA Wastewater Revenue) AGM Series 2014 5.00%, 06/01/2031	5,250	5,252,833
Palomar Health (Palomar Health Obligated Group) Series 2016-A 5.00%, 08/01/2031	1,285	1,290,008
Peralta Community College District Series 2022 5.00%, 08/01/2024	1,330	1,332,605
Port of Oakland Series 2021 5.00%, 05/01/2025	4,640	4,679,568
Poway Unified School District Public Financing Authority Series 2015-A 5.00%, 09/01/2033	1,500	1,516,863
5.00%, 09/01/2034	995	1,006,519
Redding Joint Powers Financing Authority Series 2015-A 5.00%, 06/01/2030	1,350	1,379,917
Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032	500	528,983
5.00%, 09/01/2033	500	527,949
5.00%, 09/01/2037	2,235	2,342,935
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 5.00%, 09/01/2052	5,200	4,862,318
Riverside County Transportation Commission Series 2021 4.00%, 06/01/2040	3,330	3,273,936
4.00%, 06/01/2041	1,765	1,722,652

18 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.304% (CME Term SOFR 3 Month + 0.55%), 06/01/2034(b)	$1,410	$1,336,131
4.324% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	5,375	4,813,554
San Diego County Regional Airport Authority Series 2020 5.00%, 07/01/2035	650	686,880
5.00%, 07/01/2036	500	527,255
5.00%, 07/01/2037	250	262,598
5.00%, 07/01/2038	250	261,450
5.00%, 07/01/2039	255	265,836
5.00%, 07/01/2040	250	259,532
Series 2021-A 4.00%, 07/01/2056	4,000	3,755,663
Series 2021-B 4.00%, 07/01/2041	3,010	2,871,947
Series 2023 5.00%, 07/01/2043	1,185	1,244,388
5.00%, 07/01/2053	11,000	11,324,360
San Diego Unified School District/CA Series 2023 4.00%, 07/01/2053	2,000	1,931,098
5.00%, 07/01/2048	10,000	10,849,453
Series 2025-S 5.00%, 07/01/2034(g)	1,000	1,128,591
Series 2025-Z 5.00%, 07/01/2030(g)	1,000	1,076,616
5.00%, 07/01/2034(g)	2,000	2,257,183
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco – Mission Bay South) Series 2016-B 5.00%, 08/01/2033	1,000	1,033,164
5.00%, 08/01/2035	1,000	1,032,307
Series 2016-C 5.00%, 08/01/2032	1,000	1,033,467
5.00%, 08/01/2035	1,000	1,032,307
San Francisco Intl Airport Series 2017-A 5.00%, 05/01/2042	2,000	2,027,408

abfunds.com	AB MUNICIPAL INCOME FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2019-E 5.00%, 05/01/2050	$2,000	$2,033,461
Series 2022-C 3.283%, 05/01/2036	3,000	2,493,505
Series 2023-E 5.50%, 05/01/2041	5,350	5,885,700
Series 2024 5.00%, 05/01/2037(g)	5,265	5,708,959
5.25%, 05/01/2042(g)	10,185	11,043,227
5.25%, 05/01/2044(g)	5,050	5,439,029
5.25%, 05/01/2049(g)	7,500	8,000,974
San Ramon Valley Unified School District/CA (Pre-refunded – US Treasuries) Series 2015 4.00%, 08/01/2034	4,000	4,030,772
Santa Barbara Secondary High School District Series 2011-A Zero Coupon, 08/01/2036	15,395	9,299,422
Santa Clara Valley Water District Safe Clean Water Revenue (Santa Clara Valley Water District Safe Clean Water Revenue Lease) Series 2022-A 5.00%, 08/01/2049	1,210	1,303,263
Sequoia Union High School District Series 2024 5.00%, 07/01/2024	6,035	6,040,099
Sierra Joint Community College District School Facilities District No. 2 NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	4,105,651
Southern California Public Power Authority (American International Group, Inc.) 5.00%, 04/01/2055	3,600	3,787,853
Southern California Public Power Authority (Pre-refunded – Others) Series 2014-A 5.00%, 07/01/2033	5,000	5,013,476
5.00%, 07/01/2034	3,200	3,208,625
State of California Series 2004 5.30%, 04/01/2029	5	5,005
Series 2009 7.55%, 04/01/2039	1,000	1,194,665
Series 2017 5.00%, 11/01/2024	5,790	5,820,564

20 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2018 4.60%, 04/01/2038	$2,000	$1,868,758
Series 2019 5.00%, 10/01/2025	3,950	4,031,963
Series 2021 5.00%, 10/01/2024	3,000	3,010,114
Series 2022 5.00%, 09/01/2025	7,000	7,135,749
5.00%, 09/01/2042	7,000	7,668,142
Series 2023 5.00%, 10/01/2042	1,000	1,101,194
5.25%, 10/01/2050	5,000	5,530,564
5.25%, 09/01/2053	20,000	22,117,134
6.00%, 03/01/2033	4,000	4,261,600
Series 2024 5.00%, 09/01/2025	1,000	1,019,393
5.15%, 09/01/2034	2,000	2,016,355
State of California (Pre-refunded – Others) Series 2019 5.00%, 04/01/2037	2,500	2,502,031
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2033	2,800	2,880,125
5.00%, 09/01/2034	1,000	1,027,309
Successor Agency to the Redev of San Francisco – Mission Bay North Series 2016-A 5.00%, 08/01/2032	1,025	1,059,304
5.00%, 08/01/2034	1,105	1,141,584
5.00%, 08/01/2035	595	614,222
5.00%, 08/01/2036	775	793,612
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	10,000	1,553,873
5.00%, 06/01/2024	1,250	1,250,000
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2037	1,000	1,053,930
5.00%, 06/01/2048	8,970	9,082,260

abfunds.com	AB MUNICIPAL INCOME FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2040	$1,000	$1,016,587
5.00%, 10/01/2045	2,000	2,017,445
5.00%, 10/01/2049	2,200	2,205,353
Twin Rivers Unified School District BAM Series 2023-A 5.00%, 08/01/2024	2,000	2,003,004
University of California Series 2023-B 4.693%, 05/15/2033	5,600	5,472,881
5.00%, 05/15/2025	2,610	2,651,568
5.00%, 05/15/2035	5,000	5,714,685
5.00%, 05/15/2036	5,000	5,708,088
Upland Unified School District Series 2011-C Zero Coupon, 08/01/2035	1,020	668,451
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2031	4,000	4,003,553
5.00%, 01/01/2032	3,700	3,702,671
Washington Township Health Care District Series 2017-B 5.00%, 07/01/2032	2,000	2,027,031
5.00%, 07/01/2033	1,500	1,520,199
Series 2023-B 5.25%, 08/01/2048	1,750	1,910,491
AGM Series 2023-B 4.25%, 08/01/2045	1,225	1,231,891

		1,097,432,802

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	430	440,519
Series 2018 7.125%, 09/01/2038(c)	1,385	1,486,084

		1,926,603

Georgia – 0.0%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	100	102,853

22 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2038	$100	$102,551
5.00%, 01/01/2039	100	103,338

		308,742

Guam – 1.6%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	1,190	992,069
Series 2023 5.375%, 10/01/2040	250	245,452
5.375%, 10/01/2043	1,050	1,016,108
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	2,940	3,008,217
5.00%, 10/01/2037	1,300	1,327,021
Series 2022-A 5.00%, 10/01/2044	3,700	3,759,756
Territory of Guam Series 2019 5.00%, 11/15/2031	240	241,212
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	3,805	3,883,803
5.00%, 12/01/2030	415	423,693
5.00%, 12/01/2032	455	464,448
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,000	2,782,533

		18,144,312

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	305	310,587

Puerto Rico – 1.5%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	217	216,346
Zero Coupon, 07/01/2033	1,238	820,157
4.00%, 07/01/2046	11	9,547
Series 2022-C Zero Coupon, 11/01/2043	60	37,164

abfunds.com	AB MUNICIPAL INCOME FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(c)	$2,490	$2,613,499
5.00%, 07/01/2035(c)	1,945	2,025,520
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,000	995,289
NATL Series 2007-V 5.25%, 07/01/2032	1,000	984,207
5.25%, 07/01/2034	1,000	985,362
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	172	169,371
6.625%, 01/01/2028	1,313	1,288,788
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(h)(i)	305	295,929
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,700	2,014,687
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	847	699,284
Series 2019-A 4.329%, 07/01/2040	1,065	1,058,017
4.55%, 07/01/2040	90	90,543
5.00%, 07/01/2058	2,900	2,890,461

		17,194,171

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	1,010	925,411

24 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas – 0.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	$1,805	$1,792,346

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(c)	130	107,317
5.00%, 01/01/2049(c)	100	78,641
5.00%, 01/01/2055(c)	410	310,846

		496,804

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	115	92,121
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(j)	2,000	1,771,870

		1,863,991

Other – 0.1%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class ACA 2.875%, 07/25/2036	1,926	1,709,694

Total Municipal Obligations (cost $1,178,655,076)		1,142,105,463

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.3%
Agency CMBS – 0.9%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	6,274	6,024,686
Series 2021-2, Class X 0.82%, 03/25/2035(k)	2,896	132,406

abfunds.com	AB MUNICIPAL INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021-3, Class A 3.25%, 08/20/2036	$1,922	$1,730,459
Series 2021-3, Class X 0.77%, 08/20/2036(k)	2,547	127,621
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,599	2,748,192
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class XCA 0.96%, 07/25/2036(k)	5,392	284,937

		11,048,301

Non-Agency Fixed Rate CMBS – 1.4%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	7,642	7,507,895
Series 2021-1, Class A 3.50%, 11/20/2035	6,999	6,528,580
Series 2023-1, Class A 4.375%, 09/20/2036	1,987	1,962,031
City of Fort Wayne IN 10.75%, 12/01/2029(d)(e)	47	4

		15,998,510

Total Commercial Mortgage-Backed Securities (cost $32,025,051)		27,046,811

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	838	816,157
5.25%, 07/01/2036	879	882,596
5.25%, 07/01/2041	596	579,823

Total Asset-Backed Securities (cost $2,302,862)		2,278,576

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(e)(h)(i) (cost $518,457)	28,882	84,047

26 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(l)(m)(n) (cost $2,448,099)	2,448,099	$2,448,099

Total Investments – 101.3% (cost $1,215,949,545)		1,173,962,996
Other assets less liabilities – (1.3)%		(15,450,110)

Net Assets – 100.0%		$1,158,512,886

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	6,350	01/15/2025	2.565%	CPI#	Maturity	$719,559	$	– 0	–	$719,559
USD	3,340	01/15/2025	4.028%	CPI#	Maturity	170,102		– 0	–	170,102
USD	3,175	01/15/2025	2.585%	CPI#	Maturity	357,127		– 0	–	357,127
USD	3,175	01/15/2025	2.613%	CPI#	Maturity	353,478		– 0	–	353,478
USD	37,160	01/15/2027	CPI#	3.336%	Maturity	(2,015,079)		– 0	–	(2,015,079)
USD	10,000	01/15/2027	CPI#	3.466%	Maturity	(460,477)		(7,144)		(453,333)
USD	20,520	01/15/2028	1.230%	CPI#	Maturity	3,924,658		– 0	–	3,924,658
USD	16,260	01/15/2028	0.735%	CPI#	Maturity	3,698,094		– 0	–	3,698,094
USD	16,830	01/15/2029	CPI#	3.735%	Maturity	(72,222)		– 0	–	(72,222)
USD	3,150	01/15/2029	CPI#	3.408%	Maturity	(100,010)		– 0	–	(100,010)
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	1,140,410		– 0	–	1,140,410
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	1,131,815		– 0	–	1,131,815
USD	655	01/15/2030	1.714%	CPI#	Maturity	110,059		– 0	–	110,059
USD	655	01/15/2030	1.731%	CPI#	Maturity	109,034		– 0	–	109,034
USD	6,200	01/15/2031	2.782%	CPI#	Maturity	480,831		– 0	–	480,831
USD	5,700	01/15/2031	2.680%	CPI#	Maturity	498,339		– 0	–	498,339
USD	5,120	01/15/2032	CPI#	3.064%	Maturity	(228,866)		– 0	–	(228,866)
USD	5,250	04/15/2032	CPI#	2.909%	Maturity	(302,285)		– 0	–	(302,285)
USD	1,120	04/15/2032	CPI#	2.748%	Maturity	(83,442)		– 0	–	(83,442)

						$9,431,125		$(7,144)		$9,438,269

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

abfunds.com	AB MUNICIPAL INCOME FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	$(788,368)	$	– 0	–	$(788,368)
USD	18,900	07/31/2029	1 Day SOFR	4.042%	Annual	(264,559)		– 0	–	(264,559)
USD	17,700	07/31/2030	1 Day SOFR	4.030%	Annual	(355,341)		– 0	–	(355,341)
USD	11,800	07/31/2030	1 Day SOFR	3.897%	Annual	(333,662)		– 0	–	(333,662)
USD	21,800	07/31/2031	1 Day SOFR	4.087%	Annual	(137,862)		(864)		(136,998)

						$(1,879,792)		$(864)		$(1,878,928)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA	*	Quarterly	$1,304,043	$	– 0	–	$1,304,043

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2024.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2024.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $177,357,331 or 15.3% of net assets.

(d)	Defaulted.

(e)	Non-income producing security.

(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$2,745,000	$54,900	0.00%

(g)	When-Issued or delayed delivery security.

(h)	Fair valued by the Adviser.

28 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of May 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	$2,000,000	$1,771,870	0.15%

(k)	IO – Interest Only.

(l)	Affiliated investments.

(m)	The rate shown represents the 7-day yield as of period end.

(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

DOT – Department of Transportation

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 29

PORTFOLIO OF INVESTMENTS

AB HIGH INCOME MUNICIPAL PORTFOLIO

May 31, 2024

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 103.7%
Long-Term Municipal Bonds – 103.7%
Alabama – 4.2%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-C 5.50%, 10/01/2054	$10,000	$10,817,656
Series 2023-D 5.414% (SOFR + 1.85%), 06/01/2049(a)(b)	10,000	10,076,109
Black Belt Energy Gas District (Morgan Stanley) 5.714% (SOFR + 2.15%), 02/01/2053(a)(b)	10,000	10,212,991
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	10,000	9,798,644
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053(a)	10,000	10,699,926
County of Jefferson AL Sewer Revenue Series 2024 5.50%, 10/01/2053	10,000	10,766,813
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-B 5.25%, 07/01/2054	10,000	10,618,535
Homewood Educational Building Authority (CHF – Horizons II LLC) Series 2024 5.50%, 10/01/2054(c)	1,300	1,349,626
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053	1,000	1,031,549
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.984% (SOFR + 2.42%), 01/01/2053(a)(b)	10,000	10,346,781

30 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054(a)	$10,000	$10,518,649
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054(a)	20,000	20,980,920

		117,218,199

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	7,095	7,268,566

Arizona – 2.7%
Arizona Industrial Development Authority (BASIS Schools, Inc. Obligated Group) Series 2017-D 5.00%, 07/01/2051(d)	1,885	1,782,040
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.00%, 07/01/2043(d)	1,000	977,579
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051(d)	10,000	8,479,408
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(d)	2,230	1,942,529
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061	2,000	1,658,021
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(e)(f)(g)	10,420	625,200

abfunds.com	AB MUNICIPAL INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021-A 5.50%, 07/01/2031(e)(f)(g)	$480	$28,800
6.00%, 07/01/2051(e)(f)(g)	3,000	180,000
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(d)	1,000	807,535
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	2,865	2,463,130
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools, Inc. Obligated Group) Series 2015 5.00%, 07/01/2035(d)	1,000	1,004,225
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	10,689,364
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(d)	5,000	4,782,169
5.00%, 07/01/2055(d)	1,000	892,138
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 6.75%, 11/15/2042(d)	3,250	3,492,311
6.875%, 11/15/2052(d)	2,000	2,120,026
7.00%, 11/15/2057(d)	1,000	1,063,443
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018 6.00%, 07/01/2038(d)	2,000	2,086,396
Series 2018-A 6.00%, 07/01/2052(d)	5,170	5,277,143
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(d)	6,725	5,888,025

32 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2041(c)	$2,875	$3,031,875
5.00%, 12/01/2042(c)	1,025	1,074,191
5.00%, 12/01/2043(c)	2,150	2,244,868
5.00%, 12/01/2044(c)	2,750	2,860,318
5.00%, 12/01/2045(c)	1,200	1,246,064
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(d)	1,000	956,568
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.625%, 07/01/2059(d)	2,000	2,060,054
6.75%, 07/01/2063(d)	2,000	2,068,452
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,348,170
Sierra Vista Industrial Development Authority (American Leadership Academy, Inc.) Series 2023 5.75%, 06/15/2058(d)	1,810	1,819,525
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(d)	1,225	751,850

		75,701,417

Arkansas – 0.7%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(d)	2,700	2,922,212
Series 2024 7.375%, 07/01/2048(d)	13,000	14,152,984

abfunds.com	AB MUNICIPAL INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	$2,300	$2,336,238

		19,411,434

California – 10.1%
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	3,000	2,559,031
Series 2023 4.84%, 04/01/2065(g)(h)	19,084	18,296,161
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054(a)	10,000	10,600,772
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	16,020	16,742,015
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.679% (SOFR + 1.63%), 07/01/2053(a)(b)	10,000	9,931,483
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(d)	5,200	4,674,204
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(d)	13,500	11,160,274
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(d)	11,070	7,850,281
4.00%, 08/01/2046(d)	3,305	2,752,256

34 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(d)	$5,000	$3,435,118
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(d)	32,000	1,937,747
5.50%, 02/01/2040(d)	2,000	1,876,028
Series 2022-A 4.50%, 08/01/2052(d)	6,000	5,025,280
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-B Zero Coupon, 06/01/2055	22,000	3,819,143
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(d)	1,000	1,000,306
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(d)	995	69,378
Series 2021-A1 5.00%, 01/01/2056(d)	1,990	1,777,588
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,000	1,952,654
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(d)	765	745,892
6.875%, 01/01/2042(d)	3,415	3,212,055
Series 2014 5.00%, 01/01/2035	1,050	890,711
5.25%, 01/01/2045	2,025	1,568,171
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2043	3,000	3,005,786

abfunds.com	AB MUNICIPAL INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(e)(f)(i)	$3,795	$75,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(d)	8,595	8,604,831
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(d)(e)(f)	515	38,625
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(d)	200	223,831
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(d)	3,790	3,418,514
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(d)	3,500	3,497,468
5.00%, 07/01/2051(d)	1,750	1,732,539
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(d)	1,165	1,110,635
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(d)	1,000	954,412
California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.125%, 07/01/2044(d)	2,850	2,851,003
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(d)	1,000	1,000,396

36 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(d)	$10,000	$7,712,057
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(d)	6,550	4,553,339
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(d)	5,000	4,296,576
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(d)	6,800	4,710,349
4.00%, 08/01/2047(d)	2,905	2,505,368
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(d)	7,500	5,224,586
4.00%, 05/01/2057(d)	10,000	7,164,707
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(d)	3,275	2,358,196
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(d)	5,000	4,259,032
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(d)	7,500	5,752,619
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(d)	5,800	3,980,949
4.00%, 07/01/2058(d)	7,360	5,004,854

abfunds.com	AB MUNICIPAL INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(d)	$4,500	$3,360,819
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(d)	5,500	3,690,482
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(d)	2,000	1,390,332
4.00%, 12/01/2056(d)	9,600	7,074,358
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(d)	10,000	8,358,725
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(d)	1,000	702,264
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(d)	5,000	4,155,339
Series 2021-A2 4.00%, 07/01/2056(d)	10,000	7,628,349
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(d)	2,500	1,709,397
Golden State Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066	111,125	12,103,290
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(d)	5,825	5,297,951

38 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2031	$10,000	$11,167,995
San Francisco Intl Airport Series 2024 5.25%, 05/01/2041(c)	10,000	10,890,831
Southern California Logistics Airport Authority AGC Series 2006 5.00%, 12/01/2036	3,600	3,628,127
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	12,550	1,950,111
Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	6,520	1,259,905
5.00%, 06/01/2039	680	710,174
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046	5,465	1,112,407

		282,103,976

Colorado – 2.9%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	10,000	8,986,078
Broadway Station Metropolitan District No. 3 Series 2019 5.00%, 12/01/2039	749	643,401
5.00%, 12/01/2049	1,750	1,358,387
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(d)	5,730	5,455,075
Series 2022 6.50%, 12/01/2053	1,000	1,011,753
Colorado Educational & Cultural Facilities Authority (Aspen View Academy, Inc.) Series 2021 4.00%, 05/01/2051	1,100	928,077
4.00%, 05/01/2061	1,250	1,009,768

abfunds.com	AB MUNICIPAL INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	$1,500	$1,143,189
Colorado Educational & Cultural Facilities Authority (STEAD School (The)) Series 2023-A 7.00%, 07/01/2034(d)	4,000	4,037,081
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	872,888
5.125%, 11/01/2049	765	746,824
Colorado Health Facilities Authority 5.25%, 11/01/2038(a)	2,200	2,393,119
5.25%, 11/01/2039(a)	2,600	2,825,798
5.25%, 11/01/2052(a)	5,000	5,281,762
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2044	2,000	1,385,465
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	1,750	1,497,231
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	735	699,092
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041	1,175	1,025,833
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(d)	1,750	1,181,216
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(e)(f)(g)	10,000	7,412,188

40 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Four Corners Business Improvement District Series 2022 6.00%, 12/01/2052	$1,000	$919,862
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	9,363	7,927,606
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(d)	2,000	1,918,038
Meridian Ranch Metropolitan District 2018 Subdistrict Series 2022 6.75%, 12/01/2052	1,500	1,501,598
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(d)	1,200	1,221,027
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(d)	1,000	962,757
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(g)	3,810	2,542,801
Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042	3,000	2,705,107
5.00%, 12/01/2052	1,000	865,547
Sagebrush Farm Metropolitan District No. 1 Series 2022-A 6.75%, 12/01/2052	1,500	1,483,276
Spring Hill Metropolitan District No. 3 Series 2022-A 6.75%, 12/01/2052(d)	333	337,012
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038	1,060	1,001,029
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,000	2,089,266
6.75%, 12/01/2053	3,000	3,120,074
Series 2023 8.375%, 12/15/2054	1,000	1,000,142
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	185	144,481

abfunds.com	AB MUNICIPAL INCOME FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

AGM Series 2020 5.00%, 12/01/2027	$195	$202,949
5.00%, 12/01/2030	270	288,031
5.00%, 12/01/2050	205	210,491
Verve Metropolitan District No. 1 Series 2023 6.50%, 12/01/2043	1,000	934,507
6.75%, 12/01/2052	1,000	942,450

		82,212,276

Connecticut – 0.1%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036	500	496,804
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053	1,000	1,066,225

		1,563,029

District of Columbia – 0.8%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 0.00%, 06/01/2041(d)(j)	1,000	558,478
0.00%, 06/01/2049(d)(j)	1,600	878,468
Series 2024-A 5.125%, 06/01/2034(d)	2,720	2,669,365
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,000	1,017,447
District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2039(d)	1,425	1,422,166
Series 2021 5.00%, 06/01/2061(d)	1,000	898,859
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	140,500	14,276,588

		21,721,371

42 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida – 5.0%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	$2,400	$2,095,161
4.00%, 10/01/2046	1,750	1,418,611
Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(d)	15,000	13,231,095
Bexley Community Development District Series 2016 4.875%, 05/01/2047	2,050	1,929,459
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(d)	1,550	1,094,587
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028	1,300	1,321,051
5.00%, 10/01/2032	1,000	1,017,649
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(d)	3,000	3,116,874
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(d)	1,500	1,081,850
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(d)	27,000	1,735,403
3.375%, 07/01/2031(d)	1,000	946,943
5.00%, 07/01/2056(d)	11,500	10,612,796
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.25%, 05/01/2048(d)	1,000	1,008,459
6.375%, 05/01/2053(d)	1,000	1,011,474

abfunds.com	AB MUNICIPAL INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045(d)	$1,000	$915,476
5.00%, 06/01/2055(d)	2,000	1,761,874
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.375%, 06/15/2058(d)	2,000	2,078,881
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039	850	417,163
Zero Coupon, 09/01/2042	1,000	413,027
Zero Coupon, 09/01/2049	1,000	275,286
Zero Coupon, 09/01/2053	1,400	307,211
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.50%, 08/15/2040	3,000	2,784,059
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035	250	148,967
Zero Coupon, 10/01/2036	410	229,066
Zero Coupon, 10/01/2037	230	121,560
Zero Coupon, 10/01/2038	315	156,558
Zero Coupon, 10/01/2039	390	180,673
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(d)	1,000	1,005,039
5.00%, 04/01/2051(d)	1,970	1,896,663
Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP) Series 2023-A 6.88%, 11/01/2053(d)	1,000	1,078,043
Series 2023-B 6.45%, 05/01/2027(d)	2,755	2,816,273
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(d)	3,900	3,792,899

44 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2024 5.00%, 07/01/2037	$1,000	$1,036,984
5.00%, 07/01/2038	1,000	1,034,669
5.25%, 07/01/2047	2,000	2,057,543
5.50%, 07/01/2053	3,000	3,117,929
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 3.00%, 07/01/2031(d)	990	905,870
4.00%, 07/01/2051(d)	1,950	1,605,825
Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(d)	1,000	1,019,287
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050	5,705	5,639,365
5.00%, 06/15/2055	3,275	3,184,091
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(d)	2,365	2,353,714
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	2,000	2,040,690
Florida Development Finance Corp. (SFP – Tampa I LLC) Series 2024 6.50%, 06/01/2059(c)(d)	1,200	1,201,735
Series 2024-A 5.00%, 06/01/2044(c)(d)	1,000	998,741
5.25%, 06/01/2054(c)(d)	1,050	1,051,612
5.25%, 06/01/2059(c)(d)	1,000	995,230
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2044	795	799,879
5.00%, 03/01/2049	3,375	3,378,177

abfunds.com	AB MUNICIPAL INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hillsborough County Aviation Authority Series 2018-F 5.00%, 10/01/2048	$10,000	$10,331,746
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057	3,000	2,515,972
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(d)	1,500	1,517,018
Series 2023-B 5.78%, 06/01/2027(d)	1,000	1,003,200
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.25%, 07/01/2052(d)	1,000	956,809
5.50%, 07/01/2061(d)	1,000	976,355
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	7,235	7,447,040
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	5,000	4,409,836
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	922,194
4.00%, 10/01/2051	1,815	1,565,952
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	2,100	1,664,566

46 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(d)	$1,000	$1,196,009
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d)	1,905	1,821,072
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047	2,450	2,245,223
5.00%, 01/01/2052	4,500	4,013,017
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(d)	1,935	1,534,221
Village Community Development District No. 13 (Village Community Development District No. 13 Phase III Series 2020 Special Assmnts) Series 2021 1.80%, 05/01/2026	195	187,225
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnts) Series 2023 5.25%, 05/01/2054(d)	1,000	1,020,003

		139,748,929

Georgia – 2.8%
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(d)	8,625	8,684,375
7.00%, 06/01/2041(d)	2,000	2,013,339

abfunds.com	AB MUNICIPAL INCOME FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	$1,000	$981,262
5.00%, 08/01/2047	1,650	1,584,711
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(d)	12,250	12,036,389
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-A 5.00%, 06/01/2053	10,000	10,442,870
Series 2023-D 5.00%, 05/01/2054(a)	10,000	10,455,685
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.264% (SOFR + 1.70%), 12/01/2053(b)	10,000	10,058,246
Series 2023-B 5.00%, 07/01/2053(a)	10,000	10,505,533
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	715	735,877
5.00%, 01/01/2039	780	798,966
5.00%, 01/01/2049	4,000	4,037,993
Series 2022 5.50%, 07/01/2063	6,500	6,763,890

		79,099,136

Guam – 0.6%
Guam Power Authority Series 2022-A 5.00%, 10/01/2042	6,500	6,643,544
5.00%, 10/01/2043	1,000	1,018,281
Territory of Guam Series 2019 5.00%, 11/15/2031	745	748,763
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	4,365	4,344,473

48 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2036	$5,000	$4,898,628

		17,653,689

Idaho – 0.3%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.125%, 11/01/2057	3,000	3,065,118
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036	4,000	4,006,687

		7,071,805

Illinois – 4.8%
Chicago Board of Education Series 2015-C 5.25%, 12/01/2035	5,405	5,406,424
Series 2016-A 7.00%, 12/01/2044	3,095	3,195,216
Series 2017-A 7.00%, 12/01/2046(d)	4,975	5,352,912
Series 2017-B 6.75%, 12/01/2030(d)	11,365	12,416,230
7.00%, 12/01/2042(d)	2,400	2,596,685
Series 2018-A 5.00%, 12/01/2032	4,800	4,959,418
Series 2019-B 5.00%, 12/01/2030	425	442,076
5.00%, 12/01/2031	750	780,024
5.00%, 12/01/2032	310	322,308
5.00%, 12/01/2033	290	301,072
Series 2023-A 5.875%, 12/01/2047	5,000	5,441,807
6.00%, 12/01/2049	5,000	5,473,182
Chicago O’Hare International Airport Series 2022 5.50%, 01/01/2055(a)	10,000	10,579,752
City of Chicago IL Series 2015-B 5.00%, 01/01/2025	400	402,015
Series 2016-C 5.00%, 01/01/2038	90	90,361

abfunds.com	AB MUNICIPAL INCOME FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(e)(f)	$7,950	$4,658,357
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 6.00%, 05/01/2046	2,000	1,984,367
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2042(d)	1,000	827,481
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043	1,190	1,078,349
4.00%, 08/01/2046	2,000	1,766,815
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	1,790	1,719,442
5.00%, 02/15/2050	1,240	1,173,049
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	400	351,408
4.00%, 09/01/2037	520	437,757
4.00%, 09/01/2039	1,000	814,288
4.00%, 09/01/2041	1,000	790,946
5.00%, 09/01/2036	540	516,185
5.00%, 09/01/2038	1,000	933,347
5.00%, 09/01/2040	1,500	1,373,918
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(d)	5,500	5,930,829
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	11,530	6,121,101
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-C 5.00%, 08/01/2049	1,075	1,069,495

50 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	$600	$613,859
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041	24,500	10,504,422
Zero Coupon, 12/15/2050	19,675	4,834,992
State of Illinois Series 2010 7.35%, 07/01/2035	6,429	6,894,119
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	7,314	6,776,271
Series 2016-B 7.00%, 03/01/2033	3,344	3,222,632
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	526	523,625
5.00%, 03/01/2036	8,950	8,584,252
Series 2015-B 6.00%, 03/01/2036	2,380	2,381,529

		133,642,317

Indiana – 2.5%
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(d)	3,350	2,627,053
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(d)	1,000	1,018,745
5.00%, 01/01/2054(d)	2,000	2,039,585
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	8,000	7,913,818
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(g)	17,575	12,179,635

abfunds.com	AB MUNICIPAL INCOME FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2031(c)	$3,100	$3,417,894
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038	2,045	1,855,921
4.00%, 04/01/2040	2,215	1,926,496
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026	1,000	976,961
4.00%, 11/15/2027	1,000	972,654
4.00%, 11/15/2030	1,000	965,195
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2039	2,675	2,628,269
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	5,145	4,754,779
Series 2021-B 2.50%, 11/01/2030	4,025	3,543,980
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	5,000	4,861,253
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	2,000	2,175,779
6.00%, 03/01/2053	5,000	5,411,292
Series 2023-F 7.75%, 03/01/2067	4,075	4,320,712
BAM Series 2023 5.25%, 03/01/2067	5,000	5,251,317

		68,841,338

Iowa – 0.7%
Iowa Finance Authority (Iowa Fertilizer Co., LLC) Series 2022 5.00%, 12/01/2050	6,090	6,331,451

52 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	$1,790	$1,654,923
4.00%, 12/01/2041	3,400	2,739,340
4.00%, 12/01/2046	2,275	1,733,443
4.00%, 12/01/2051	4,060	2,981,720
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	5,000	4,556,698

		19,997,575

Kansas – 0.4%
City of Colby KS (Citizens Medical Center, Inc.) Series 2024 5.50%, 07/01/2026	5,000	4,974,025
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037	1,000	982,931
5.00%, 03/01/2039	1,070	1,038,004
5.00%, 03/01/2044	655	620,946
5.00%, 03/01/2049	3,835	3,540,276

		11,156,182

Kentucky – 2.1%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 4.00%, 02/01/2038	745	693,596
City of Henderson KY (Pratt Paper KY LLC) Series 2022 4.70%, 01/01/2052(d)	7,000	6,978,279
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	6,269,201
5.50%, 11/15/2045	2,350	1,873,481
Series 2016-A 5.00%, 05/15/2046	4,500	3,415,900
5.00%, 05/15/2051	3,500	2,573,011

abfunds.com	AB MUNICIPAL INCOME FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	$4,045	$4,090,802
5.25%, 06/01/2041	3,650	3,672,310
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,281,644
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(d)	1,105	1,103,787
5.75%, 11/01/2040(d)	5,130	5,177,932
Series 2022-B 6.75%, 11/01/2040(d)	850	857,581
Kentucky Public Energy Authority (Goldman Sachs Group, Inc. (The)) Series 2024-A 5.00%, 05/01/2055	10,000	10,448,381
Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052	10,000	9,856,377
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	370	381,899

		59,674,181

Louisiana – 1.0%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	7,380,098
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041	5,000	5,081,610

54 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(e)(f)	$7,250	$72
Series 2014-A 8.375%, 07/01/2039(e)(f)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016-A 5.00%, 07/01/2051	10,000	10,022,602
Louisiana Public Facilities Authority (Pre-refunded – US Govt Agencies) Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)	25	25,624
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(d)	955	1,037,295
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	4,600	4,357,587

		27,905,058

Maine – 0.3%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(d)	7,270	7,286,056

Maryland – 2.0%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014-A 6.00%, 07/01/2034	1,500	1,500,550
6.125%, 07/01/2039	750	750,066
6.25%, 07/01/2044	2,000	1,999,888
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2025	475	475,702
5.00%, 01/01/2026	495	498,418
5.00%, 01/01/2027	430	434,724
5.00%, 01/01/2028	300	304,803

abfunds.com	AB MUNICIPAL INCOME FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2029	$290	$296,109
5.00%, 01/01/2030	285	292,334
5.00%, 01/01/2036	1,790	1,846,864
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050(a)	45,000	48,519,238

		56,918,696

Massachusetts – 1.2%
Commonwealth of Massachusetts Transportation Fund Revenue Series 2023 5.00%, 06/01/2053	10,000	10,673,879
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2034	1,135	1,146,594
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(d)	1,000	1,016,158
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036	3,000	3,003,213
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2036	4,500	4,736,748
5.00%, 07/01/2037	4,000	4,196,374
5.00%, 07/01/2038	8,100	8,465,885

		33,238,851

Michigan – 1.1%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(j)	7,000	5,520,453
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047	1,060	927,544
5.00%, 11/01/2052	1,185	1,012,832

56 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2030	$1,000	$1,000,481
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027	140	134,972
4.00%, 02/01/2032	285	261,500
4.00%, 02/01/2042	1,115	891,170
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	16,250	1,642,215
Michigan Finance Authority (Pre-refunded – US Treasuries) Series 2016 5.00%, 12/01/2045 (Pre-refunded/ETM)	45	46,328
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039	13,580	13,583,899
5.00%, 07/01/2044	1,200	1,200,176
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	164,100	4,978,991

		31,200,561

Minnesota – 1.1%
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	230	188,856
4.00%, 09/01/2061	870	670,845
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(d)(j)	5,000	5,115,572
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(d)	5,000	5,039,577

abfunds.com	AB MUNICIPAL INCOME FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Fridley MN (Roers Fridley Apartments Owner II LLC) Series 2023-A 5.75%, 06/01/2041(d)	$3,000	$2,983,912
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(d)	2,760	2,761,117
5.66%, 07/01/2041(d)	7,500	7,541,898
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	1,000	871,270
4.00%, 07/01/2041	830	660,935
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(d)	2,100	1,619,542
4.00%, 06/01/2051(d)	2,225	1,528,873
4.00%, 06/01/2056(d)	1,000	663,191

		29,645,588

Mississippi – 0.6%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(g)	5,750	5,633,315
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(d)	1,000	802,973
5.00%, 10/01/2031(d)	2,850	2,860,173
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	6,400	6,454,118
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	250	242,311

58 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2035	$750	$784,392

		16,777,282

Missouri – 0.9%
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(d)	5,000	4,854,769
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(e)(f)	1,165	54,350
5.00%, 11/15/2046(e)(f)	2,610	1,824,324
Series 2021-A 10.00%, 11/15/2046(e)(f)	804	679,208
Series 2021-C 7.50%, 11/15/2037(e)(f)	643	500,176
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(d)	1,665	1,450,231
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	2,000	1,985,432
5.00%, 08/15/2046	5,585	4,947,965
5.00%, 08/15/2051	2,415	2,052,941
Series 2021-A 5.00%, 08/15/2056	5,000	4,347,694
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(d)	2,000	1,942,029

		24,639,119

Nebraska – 0.9%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2032	10,730	11,149,604
5.00%, 09/01/2042	14,670	15,190,898

		26,340,502

abfunds.com	AB MUNICIPAL INCOME FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nevada – 0.6%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(d)	$9,500	$1,214,559
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(d)	1,550	1,463,642
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2045	3,000	3,009,411
State of Nevada Department of Business & Industry Series 2018 6.95%, 02/15/2038(d)(e)(f)	1,603	160,323
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(d)	9,715	10,037,564

		15,885,499

New Hampshire – 1.5%
New Hampshire Business Finance Authority Series 2022-1, Class A 4.375%, 09/20/2036	16,583	15,879,171
Series 2022-2, Class A 4.00%, 10/20/2036	9,787	9,067,499
Series 2024-2 0.49%, 07/01/2051	4,225	165,796
Series 2024-2, Class X 0.594%, 08/20/2039	10,000	421,028
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018 4.625%, 11/01/2042(d)	2,325	2,122,798
Series 2020-A 3.625%, 07/01/2043(d)	1,500	1,205,825
Series 2020-B 3.75%, 07/01/2045(d)	3,215	2,597,554

60 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	$10,920	$11,026,879

		42,486,550

New Jersey – 4.4%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2050(d)	1,000	855,019
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	9,784,309
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	2,000	2,048,572
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2035	1,000	1,116,348
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,419,650
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	4,140	4,144,667
Series 2014-B 5.625%, 11/15/2030	4,525	4,562,791
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 4.00%, 07/01/2050	1,195	1,031,262

abfunds.com	AB MUNICIPAL INCOME FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033(a)	$12,240	$12,871,744
5.00%, 12/15/2035(a)	6,545	6,875,825
Series 2019-B 4.00%, 06/15/2037	800	794,397
New Jersey Turnpike Authority Series 2024-A 4.00%, 01/01/2035(c)	11,500	11,970,501
Series 2024-C 5.00%, 01/01/2043(c)	7,500	8,028,253
5.00%, 01/01/2044(c)	2,500	2,663,994
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	47,615	47,922,388

		122,089,720

New Mexico – 0.1%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	2,765	2,278,662

New York – 6.3%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(d)	4,315	4,317,965
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(d)	2,050	1,846,798
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	7,050	4,230,000
5.50%, 11/01/2044	2,875	1,725,000
City of New York NY Series 2024-C 5.00%, 03/01/2043	10,000	10,864,420

62 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034(e)(f)(k)(l)	$5,000	$	– 0	–
Metropolitan Transportation Authority Series 2016-B 5.00%, 11/15/2025	635		647,173
5.00%, 11/15/2037	13,265		13,621,901
Series 2020-C 5.25%, 11/15/2055	2,000		2,060,129
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	2,765		2,143,220
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(e)(f)	7,315		2,190,311
9.00%, 01/01/2041(e)(f)(g)	3,660		3,660,000
New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040	1,355		999,616
New York City Municipal Water Finance Authority Series 2024-C 5.25%, 06/15/2054	10,000		10,885,973
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	51,990		7,710,294
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(d)	9,190		9,205,969
5.375%, 11/15/2040(d)	2,500		2,509,567
7.25%, 11/15/2044(d)	1,705		1,716,861
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	10,000		11,224,370

abfunds.com	AB MUNICIPAL INCOME FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	$5,000	$5,182,126
6.00%, 06/30/2054	2,500	2,740,539
AGM Series 2023 5.00%, 06/30/2049	2,000	2,053,020
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	17,110	17,068,825
Suffolk Regional Off-Track Betting Co. Series 2024 6.00%, 12/01/2053	5,000	5,168,605
Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(a)	10,000	10,730,740
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-B 5.50%, 11/15/2057(a)	10,000	10,908,568
Series 2022-C 5.25%, 05/15/2052(a)	5,000	5,367,031
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series 2024-A 5.25%, 05/15/2064	10,000	10,761,702
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	3,516,125
5.25%, 09/15/2042	1,795	1,426,604
5.25%, 09/15/2047	3,080	2,324,770
5.25%, 09/15/2053	6,635	4,813,516
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(d)	1,650	1,291,209

		174,912,947

North Carolina – 0.3%
Fayetteville State University Series 2023 5.00%, 04/01/2033(d)	710	764,191
5.00%, 04/01/2035(d)	830	899,042
5.00%, 04/01/2039(d)	1,120	1,188,726
5.00%, 04/01/2041(d)	1,290	1,355,822
5.00%, 04/01/2043(d)	1,480	1,545,369

64 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	$1,625	$1,583,757
North Carolina Turnpike Authority AGM Series 2024 Zero Coupon, 01/01/2051	3,000	793,320
Zero Coupon, 01/01/2052	2,000	500,627
Zero Coupon, 01/01/2053	1,000	236,849

		8,867,703

North Dakota – 0.2%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(e)(f)(g)(k)(l)	1,550	20,150
7.00%, 12/15/2043(e)(f)(g)(k)(l)	1,610	20,930
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043	5,000	4,621,925

		4,663,005

Ohio – 2.5%
Buckeye Tobacco Settlement Financing Authority Series 2020-B Zero Coupon, 06/01/2057	36,605	3,266,092
5.00%, 06/01/2055	27,400	24,515,128
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2032	1,000	1,055,415
5.00%, 08/01/2033	800	843,903
5.00%, 08/01/2034	1,000	1,053,332
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	10,920	10,931,637
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	2,770	2,312,840

abfunds.com	AB MUNICIPAL INCOME FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	$565	$475,201
5.125%, 12/01/2049	690	536,486
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(e)(f)(g)	5,215	1,371,545
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,079,542
6.75%, 12/01/2052	10,000	10,738,889
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(d)	3,700	2,776,466
Series 2023 5.00%, 12/01/2053(d)	2,000	2,021,180
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056	1,000	975,340
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2057	7,065	5,920,244

		69,873,240

Oklahoma – 1.1%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	3,295	2,406,782
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	3,165	3,227,759
5.50%, 08/15/2052	3,000	3,061,171
5.50%, 08/15/2057	11,290	11,505,322
Series 2022-A 5.50%, 08/15/2044	10,000	10,164,694

		30,365,728

66 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Oregon – 0.1%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.25%, 11/15/2050	$1,000	$922,240
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2051	10,000	2,552,641
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2053	3,000	690,497

		4,165,378

Other – 0.3%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust Series 2023-2 6.00%, 10/05/2040(d)	7,469	7,666,972

Pennsylvania – 3.5%
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	1,800	908,448
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	6,000	4,613,285
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	5,000	3,647,840
5.00%, 07/01/2040	1,100	997,120
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(d)	2,750	2,724,594
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	7,950	7,996,704

abfunds.com	AB MUNICIPAL INCOME FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

6.00%, 06/01/2051	$3,715	$3,720,722
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,185	1,051,072
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	715	701,128
Geisinger Authority (Kaiser Obligated Group) Series 2020 5.00%, 04/01/2043	2,000	2,107,937
5.00%, 04/01/2050	8,000	8,137,902
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,006,946
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	885,888
5.00%, 03/01/2045	500	421,699
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	18,125	13,600,960
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) AGM Series 2022 5.75%, 12/31/2062	4,000	4,353,220
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	10,170	10,016,296
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(d)	1,640	1,267,012

68 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	$1,300	$1,300,425
6.50%, 06/01/2045	2,390	2,390,667
6.625%, 06/01/2050	3,870	3,873,096
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050	2,240	2,030,781
5.00%, 08/01/2054	1,585	1,413,334
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2051	3,450	2,692,144
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2050(d)	1,000	986,338
Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.50%, 06/15/2043(d)	1,250	1,264,502
School District of Philadelphia (The) Series 2023-A 5.50%, 09/01/2048	1,750	1,906,518
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(d)	6,920	4,040,539
5.00%, 01/01/2057(d)	5,475	3,073,016
Series 2016-B 6.08%, 01/01/2026(d)	495	476,459
Series 2016-C Zero Coupon, 01/01/2036(d)	3,010	1,012,089
Series 2016-D Zero Coupon, 01/01/2057(g)	59,415	3,305,340

		97,924,021

abfunds.com	AB MUNICIPAL INCOME FUND | 69

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 9.0%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	$68,000	$5,446,514
Series 2008-B Zero Coupon, 05/15/2057	445,000	26,685,715
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	425	423,627
Zero Coupon, 07/01/2033	21,858	14,486,142
4.00%, 07/01/2033	10,000	9,977,118
4.00%, 07/01/2035	2,805	2,748,111
Series 2022-A Zero Coupon, 11/01/2051	5,426	2,801,141
0.00%, 11/01/2051	17,500	3,631,250
5.07%, 11/01/2051	17,550	11,056,319
Series 2022-C Zero Coupon, 11/01/2043	38,675	23,978,639
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	3,528	3,426,153
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	896	897,397
Series 2020-A 5.00%, 07/01/2030(d)	10,000	10,495,981
5.00%, 07/01/2047(d)	5,500	5,548,468
Series 2021-B 5.00%, 07/01/2025(d)	3,505	3,541,502
5.00%, 07/01/2028(d)	2,550	2,642,077
5.00%, 07/01/2029(d)	3,850	4,014,433
5.00%, 07/01/2033(d)	2,835	2,983,879
5.00%, 07/01/2037(d)	2,530	2,629,173
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(e)(f)	7,425	1,949,062
5.00%, 07/01/2037(e)(f)	10,045	2,636,812
Series 2008-W 5.00%, 07/01/2028(e)(f)	7,285	1,912,312
Series 2008-WW 5.375%, 07/01/2024(e)(f)	3,700	971,250
Series 2010-A 5.25%, 07/01/2029(e)(f)	2,370	622,125
5.25%, 07/01/2030(e)(f)	390	102,375

70 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2010-C 5.00%, 07/01/2024(e)(f)	$1,530	$401,625
5.25%, 07/01/2027(e)(f)	2,550	669,375
5.25%, 07/01/2028(e)(f)	5,255	1,379,437
Series 2010-DDD 5.00%, 07/01/2020(e)(m)	1,660	435,750
5.00%, 07/01/2021(e)(m)	920	241,500
5.00%, 07/01/2022(e)(m)	610	160,125
Series 2010-X 5.25%, 07/01/2027(e)(f)	3,725	977,813
5.25%, 07/01/2040(e)(f)	10,035	2,634,187
5.75%, 07/01/2036(e)(f)	2,280	598,500
Series 2010-ZZ 5.25%, 07/01/2018(e)(m)	2,500	656,250
5.25%, 07/01/2019(e)(m)	1,715	450,188
5.25%, 07/01/2022(e)(m)	1,565	410,813
5.25%, 07/01/2024(e)(f)	1,570	412,125
5.25%, 07/01/2025(e)(f)	440	115,500
Series 2012-A 5.00%, 07/01/2029(e)(f)	3,345	878,063
5.00%, 07/01/2042(e)(f)	1,000	262,500
5.05%, 07/01/2042(e)(f)	2,000	525,000
Series 2013-A 7.00%, 07/01/2033(e)(f)	2,200	577,500
7.00%, 07/01/2040(e)(f)	575	150,938
AGM Series 2007-V 5.25%, 07/01/2031	14,090	14,023,618
NATL Series 2007-V 5.25%, 07/01/2029	245	241,456
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	1,321	1,299,700
6.625%, 01/01/2028	10,077	9,889,754
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(k)(l)	2,341	2,270,873
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	2,000	2,370,220

abfunds.com	AB MUNICIPAL INCOME FUND | 71

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	$78	$77,767
Zero Coupon, 07/01/2027	383	341,203
Zero Coupon, 07/01/2029	1,519	1,254,088
Zero Coupon, 07/01/2046	57,388	18,279,295
Zero Coupon, 07/01/2051	40,000	9,460,588
Series 2019-A 4.329%, 07/01/2040	21,770	21,627,246
4.55%, 07/01/2040	2,637	2,652,903
5.00%, 07/01/2058	10,481	10,446,524

		251,779,999

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031	1,795	1,812,486
5.00%, 05/15/2032	1,890	1,908,341
5.00%, 05/15/2033	1,000	1,009,673
5.00%, 05/15/2034	1,600	1,615,395

		6,345,895

South Carolina – 1.7%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 4.80%, 11/01/2024	2,975	2,941,708
5.26%, 11/01/2032	475	462,398
5.41%, 11/01/2039	7,515	7,211,231
6.28%, 11/01/2039	330	317,393
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(d)	5,000	5,006,446
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(d)	185	171,155
Series 2023-A 6.50%, 02/01/2056(d)	5,715	5,650,057
Series 2023-B 7.50%, 08/01/2047(d)	2,200	2,150,127

72 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	$2,000	$2,006,212
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(e)(f)(g)	3,115	1,995,723
6.50%, 06/01/2051(e)(f)(g)	3,175	1,845,575
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	1,000	965,061
4.50%, 11/01/2054	1,000	980,361
5.25%, 11/01/2044	10,000	10,995,402
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 0.00%, 06/01/2052(j)	6,135	4,573,955
South Carolina Public Service Authority Series 2022 3.00%, 12/01/2043	1,606	1,179,568

		48,452,372

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2041	1,000	865,942
4.00%, 08/01/2051	3,620	2,881,163
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	1,500	1,535,919

		5,283,024

Tennessee – 1.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(d)	19,305	17,195,603

abfunds.com	AB MUNICIPAL INCOME FUND | 73

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	$805	$777,078
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(d)	2,350	2,374,245
9.50%, 11/01/2052(d)	6,600	6,667,546
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	1,580	1,289,496
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(e)(f)(g)	100	1,000
Series 2018-A 6.25%, 04/01/2049(e)(f)(g)	4,465	1,174,295
Metropolitan Government Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement District) Series 2021 4.00%, 06/01/2051(d)	1,300	1,044,168
Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The)) Series 2013-A 5.375%, 09/01/2041	1,020	841,032
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2014 5.25%, 12/01/2044	1,075	981,809
5.25%, 12/01/2049	3,250	2,860,764

74 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	$5,800	$4,794,267

		40,001,303

Texas – 7.4%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	2,895	2,287,726
Series 2021-B 5.00%, 10/01/2050(d)	4,250	3,655,643
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2023 4.875%, 06/15/2056(d)	1,000	1,006,455
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(d)	1,100	1,134,538
6.375%, 06/01/2062(d)	3,500	3,614,997
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046	2,175	2,130,367
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2041	610	528,906
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(d)	6,205	3,601,169
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040	1,500	1,364,970

abfunds.com	AB MUNICIPAL INCOME FUND | 75

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(d)	$8,500	$8,385,461
Series 2023 12.00%, 06/01/2043(d)	1,000	1,003,032
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(d)	69,320	4,923,980
6.00%, 12/01/2062	8,080	7,878,796
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(d)	3,460	3,408,875
6.25%, 12/01/2054(d)	1,400	1,296,440
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	4,718,242
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	12,845	12,846,004
Clifton Higher Education Finance Corp. (Pre-refunded – US Treasuries) Series 2012 5.00%, 08/15/2042 (Pre-refunded/ETM)	2,470	2,474,692
Series 2013 6.00%, 08/15/2043 (Pre-refunded/ETM)	1,000	1,003,747
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 6.00%, 06/15/2048(d)	1,000	1,004,795
6.25%, 06/15/2053(d)	2,000	2,024,270
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,057,105
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(d)	2,000	1,962,538

76 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

El Paso County Hospital District Series 2017 5.00%, 08/15/2033	$3,940	$3,982,993
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	2,000	483,687
Zero Coupon, 12/01/2054	1,585	296,789
Series 2022-B Zero Coupon, 12/01/2043	2,965	1,049,224
Zero Coupon, 12/01/2055	5,000	820,882
Zero Coupon, 12/01/2056	3,325	513,826
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,055	1,069,610
5.00%, 10/15/2034	1,665	1,686,984
5.00%, 10/15/2037	2,765	2,787,401
5.00%, 10/15/2038	2,615	2,629,596
5.00%, 10/15/2044	5,375	5,377,392
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035	1,800	1,808,883
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(d)	15,000	14,894,842
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2023 0.00%, 12/31/2030	736	446,128
7.25%, 12/31/2030	4,145	4,116,956
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(e)(f)	9,588	3,555,278
7.50%, 11/15/2036(e)(f)	2,265	1,853,656
7.50%, 11/15/2037(e)(f)	365	277,591
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(g)	8,750	8,751,515

abfunds.com	AB MUNICIPAL INCOME FUND | 77

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054	$3,000	$2,163,883
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037	2,285	2,174,184
5.00%, 01/01/2042	7,485	6,837,845
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	1,680	1,280,583
Series 2022 4.00%, 01/01/2047	1,300	886,341
4.25%, 01/01/2057	5,000	3,271,672
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	5,000	4,717,112
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	2,200	1,594,474
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2040	1,000	1,002,880
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	1,275	1,019,611
4.00%, 08/15/2056	1,380	1,075,124
Port Beaumont Navigation District Series 2024 5.00%, 01/01/2039(c)(d)	2,315	2,315,059
5.125%, 01/01/2044(c)(d)	3,000	2,999,935
5.25%, 01/01/2054(c)(d)	2,000	1,999,978

78 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Port Beaumont Navigation District (Jefferson 2020 Bond Borrower LLC) Series 2024 10.00%, 07/01/2026(c)(d)	$2,000	$2,000,378
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(d)	4,000	3,283,724
Series 2021 2.75%, 01/01/2036(d)	1,750	1,401,845
2.875%, 01/01/2041(d)	2,000	1,486,563
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-A 5.00%, 11/15/2045(e)(f)(i)(k)(l)	2,115	– 0	–
Series 2015-B 5.00%, 11/15/2036(e)(f)(i)(k)(l)	920	– 0	–
Series 2017 5.25%, 11/15/2047(e)(f)(i)(k)(l)	678	– 0	–
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(e)(f)(i)	16,668	10,500,864
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2049	2,625	2,421,094
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.00%, 01/01/2054(a)	10,895	11,622,696
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2023 5.50%, 12/31/2058	10,000	10,666,004

		206,437,830

Utah – 0.7%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(d)	2,200	2,240,826

abfunds.com	AB MUNICIPAL INCOME FUND | 79

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020-I 5.00%, 05/15/2043(a)	$5,000	$5,238,518
5.00%, 05/15/2050(a)	8,000	8,253,194
Military Installation Development Authority (Military Installation Development Authority Military Recreation Assessment Area) Series 2021-A 4.00%, 06/01/2052	3,000	2,233,404
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(d)	2,000	1,967,699

		19,933,641

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.50%, 10/01/2043(d)	1,500	1,494,414

Virginia – 2.7%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	7,300	7,049,897
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(d)	6,410	6,016,117
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(d)	1,245	1,190,658
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	28,805	26,550,430

80 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	$5,336	$4,822,647
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(d)	4,000	3,665,944
Series 2015-A 5.00%, 07/01/2035(d)	1,200	1,188,980
5.00%, 07/01/2045(d)	3,110	2,850,271
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(d)	4,465	4,314,830
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 8.50%, 06/01/2042(d)	10,000	9,842,427
9.217% (SOFR + 5.50%), 06/01/2029(b)(d)	8,500	8,306,306

		75,798,507

Washington – 2.3%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	10,000	11,247,012
Central Puget Sound Regional Transit Authority (Pre-refunded – US Treasuries) Series 2015 5.00%, 11/01/2035 (Pre-refunded/ETM)	15,810	16,157,847
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2053	1,000	1,014,871
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2038	5,700	5,567,444
Port of Seattle WA Series 2019 5.00%, 04/01/2044(a)	10,000	10,179,203

abfunds.com	AB MUNICIPAL INCOME FUND | 81

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2021 3.00%, 12/01/2035(d)	$440	$383,026
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	2,858,445
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 4.00%, 01/01/2026(d)	1,625	1,584,290
5.00%, 01/01/2036(d)	2,200	2,009,571
5.00%, 01/01/2046(d)	4,425	3,581,463
Series 2019-A 5.00%, 01/01/2044(d)	440	363,227
5.00%, 01/01/2049(d)	275	216,262
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,185	4,570,628
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(d)	3,125	3,404,913

		63,138,202

West Virginia – 0.6%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(d)	1,000	757,322
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.00%, 06/01/2033(d)	460	468,669
6.00%, 06/01/2053(d)	1,000	1,050,407

82 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Monongalia County Commission Excise Tax District Series 2021-A 4.125%, 06/01/2043(d)	$2,105	$1,802,903
Series 2023 0.00%, 06/01/2053(d)(j)	5,435	1,162,746
7.00%, 06/01/2043(d)	1,000	1,049,991
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	1,990	1,981,141
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(d)	8,000	8,108,999

		16,382,178

Wisconsin – 6.4%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(d)	6,175	4,551,652
State of Wisconsin Series 2025-1 5.00%, 05/01/2033(c)	2,750	3,016,931
Wisconsin Center District AGM Series 2020-D Zero Coupon, 12/15/2050	44,075	11,888,028
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(d)	2,000	2,001,683
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 4.00%, 02/15/2035	800	788,863
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	1,644,776

abfunds.com	AB MUNICIPAL INCOME FUND | 83

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046	$980	$831,203
5.00%, 11/01/2054	1,100	881,155
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(d)	1,605	1,404,819
Series 2022-A 3.875%, 12/01/2039(d)	7,370	6,400,225
Wisconsin Public Finance Authority Series 2024 Zero Coupon, 02/01/2031	5,000	3,044,167
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(d)	750	679,564
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(d)	8,770	7,841,504
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(g)	27,000	23,920,248
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	7,250	7,115,341
5.75%, 02/01/2052(d)	13,000	12,988,294
6.00%, 02/01/2062(d)	7,850	7,978,910
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(d)	5,500	5,555,702
8.125%, 07/01/2058(d)	5,500	5,557,358
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(d)	6,875	6,898,932
6.625%, 02/01/2046(d)	4,750	4,447,085

84 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	$1,000	$915,176
Wisconsin Public Finance Authority (KDC Agribusiness LLC) 12.00%, 09/14/2023(e)(k)(l)(m)	3,409	340,900
Series 2022 15.00%, 04/30/2023(e)(g)(k)(l)(m)	7,500	– 0	–
Series 2023 15.00%, 04/30/2023(e)(g)(k)(l)(m)	1,815	– 0	–
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 6.625%, 12/01/2032(d)	1,000	995,925
7.25%, 12/01/2042(d)	2,370	2,380,399
7.50%, 12/01/2052(d)	2,060	2,088,325
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(d)	6,640	5,229,892
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(d)	3,000	2,054,014
Wisconsin Public Finance Authority (Pre-refunded – US Treasuries) Series 2020 5.00%, 04/01/2050 (Pre-refunded/ETM)(d)	40	43,382
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(d)	6,000	6,013,383
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(d)	16,500	12,125,537
Series 2022 4.00%, 06/01/2049(d)	3,980	3,062,379
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(d)	1,725	1,604,953

abfunds.com	AB MUNICIPAL INCOME FUND | 85

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(d)	$4,000	$4,000,562
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2035	1,650	1,376,906
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2034(d)	2,495	2,558,243
5.00%, 10/01/2039(d)	5,095	5,130,638
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(d)	5,000	4,454,608
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041(d)	2,500	2,149,676
4.00%, 12/01/2051(d)	1,500	1,159,963
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(d)	1,150	1,009,128

		178,130,429

Total Municipal Obligations (cost $3,219,493,597)		2,892,394,352

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.7%
Agency CMBS – 0.2%
California Housing Finance Agency Series 2021-2, Class X 0.82%, 03/25/2035(n)	15,444	706,165
Series 2021-3, Class A 3.25%, 08/20/2036	3,845	3,460,919
Series 2021-3, Class X 0.77%, 08/20/2036(n)	13,721	687,467
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class XCA 0.96%, 07/25/2036(n)	6,643	351,083

86 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022-ML13, Class XUS 0.98%, 09/25/2036(n)	$11,697	$767,050

		5,972,684

Non-Agency Fixed Rate CMBS – 1.5%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	10,407	9,411,183
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	5,180	5,088,786
Series 2021-1, Class A 3.50%, 11/20/2035	4,137	3,859,412
City of Fort Wayne IN 10.75%, 12/01/2029(e)(f)	328	33
National Finance Authority Series 2022-2, Class X 0.652%, 10/01/2036(n)	9,787	456,301
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	11,996	11,400,256
Series 2022-1, Class X 0.334%, 09/20/2036(n)	10,730	230,374
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	9,697	8,588,446
Series 2021-1, Class X 0.726%, 12/20/2035(n)	7,643	332,377
Series 2023-1, Class X 1.448%, 04/20/2037(n)	19,921	2,123,419

		41,490,587

Total Commercial Mortgage-Backed Securities (cost $56,244,219)		47,463,271

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.7%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(d)	7,730	5,778,870

abfunds.com	AB MUNICIPAL INCOME FUND | 87

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 0.3%
Wild Rivers Water Park 8.50%, 11/01/2051(k)(l)	$13,775	$8,560,259

Consumer Non-Cyclical – 0.1%
Tower Health Series 2020 4.451%, 02/01/2050	5,300	2,367,245

Energy – 0.0%
Red River Biorefinery LLC Series 2024 15.00%, 07/31/2024(g)(k)(l)	105	31,500
Series 23A 15.00%, 07/31/2024(g)(k)(l)	245	73,500

		105,000

Other Industrial – 0.0%
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023(g)(k)(l)	395	395,000

Services – 0.1%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(e)(f)(k)(l)	5,265	1,158,300

Total Corporates – Non-Investment Grade (cost $26,236,850)		18,364,674

CORPORATES - INVESTMENT GRADE – 0.2%
Financial Institutions – 0.2%
Banking – 0.2%
Citigroup, Inc. Series Z 7.375%, 05/15/2028(o) (cost $6,136,127)	6,300	6,458,130

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	2,925	2,936,487
5.25%, 07/01/2041	3,500	3,406,961

Total Asset-Backed Securities (cost $6,394,067)		6,343,448

88 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(e)(k)(l) (cost $4,015,771)	221,631	$644,946

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(p)(q)(r) (cost $8,116,755)	8,116,755	8,116,755

Total Investments – 106.8% (cost $3,326,637,386)		2,979,785,576
Other assets less liabilities – (6.8)%		(189,645,106)

Net Assets – 100.0%		$2,790,140,470

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	(5.00)%	Quarterly	3.34%	USD	129,430	$(10,053,277)	$(8,488,918)	$(1,564,359)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	140,000	01/15/2027	1 Day SOFR	3.848%	Annual	$(3,438,500)	$	– 0	–	$(3,438,500)
USD	100,700	01/15/2027	1 Day SOFR	3.528%	Annual	(3,381,967)		– 0	–	(3,381,967)
USD	55,130	04/30/2030	1 Day SOFR	3.500%	Annual	(2,186,027)		– 0	–	(2,186,027)
USD	9,000	04/30/2030	1 Day SOFR	3.075%	Annual	(557,915)		– 0	–	(557,915)
USD	34,200	11/01/2030	1 Day SOFR	4.204%	Annual	(243,264)		– 0	–	(243,264)
USD	82,000	01/08/2031	1 Day SOFR	3.580%	Annual	(3,412,429)		– 0	–	(3,412,429)
USD	88,000	07/31/2031	1 Day SOFR	4.059%	Annual	(717,392)		9,973		(727,365)
USD	15,000	02/15/2041	1 Day SOFR	2.832%	Annual	(2,426,171)		– 0	–	(2,426,171)

						$(16,363,665)		$9,973		$(16,373,638)

abfunds.com	AB MUNICIPAL INCOME FUND | 89

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	227	$(29,390)	$(25,757)	$(3,633)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	325	(42,010)	(36,674)	(5,336)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	167	(21,610)	(14,977)	(6,633)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,107	(143,087)	(127,940)	(15,147)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	74	(9,508)	(8,245)	(1,263)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	92	(11,871)	(8,303)	(3,568)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	892	(115,254)	(77,432)	(37,822)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	2,254	(291,246)	(250,876)	(40,370)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,141	(147,410)	(103,233)	(44,177)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,717	(221,865)	(151,384)	(70,481)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	3,724	(481,243)	(484,105)	2,862
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	427	(55,207)	(49,156)	(6,051)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,383	(178,644)	(150,482)	(28,162)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,115	(144,067)	(93,007)	(51,060)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,488	(192,244)	(127,320)	(64,924)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,548	(199,966)	(129,558)	(70,408)

						$(2,284,622)	$(1,838,449)	$(446,173)

*	Termination date

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	20,000	06/21/2024	MMD 5 Year^	2.970%	Maturity	$(133,298)	$	– 0	–	$(133,298)

90 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	30,000	05/21/2025	MMD 5 Year^	3.200%	Maturity	$(284,497)	$	– 0	–	$(284,497)
Citibank, NA	USD	10,000	09/26/2024	MMD 5 Year^	3.490%	Maturity	153,824		– 0	–	153,824
Citibank, NA	USD	20,000	10/15/2024	MMD 5 Year^	3.590%	Maturity	286,438		– 0	–	286,438
Citibank, NA	USD	25,000	11/18/2024	MMD 5 Year^	3.250%	Maturity	14,733		– 0	–	14,733
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	2,220,593		– 0	–	2,220,593
JPMorgan Chase Bank, NA	USD	15,000	03/27/2025	MMD 5 Year^	2.920%	Maturity	(309,644)		– 0	–	(309,644)
Morgan Stanley Capital Services LLC	USD	20,000	11/04/2024	MMD 5 Year^	3.730%	Maturity	495,820		– 0	–	495,820
Morgan Stanley Capital Services LLC	USD	20,000	11/07/2024	MMD 5 Year^	3.420%	Maturity	192,366		– 0	–	192,366
Morgan Stanley Capital Services LLC	USD	20,000	03/17/2025	MMD 5 Year^	2.910%	Maturity	(417,225)		– 0	–	(417,225)
Morgan Stanley Capital Services LLC	USD	30,000	03/26/2025	MMD 5 Year^	2.880%	Maturity	(675,756)		– 0	–	(675,756)
Morgan Stanley Capital Services LLC	USD	20,000	04/16/2025	MMD 5 Year^	3.040%	Maturity	(313,897)		– 0	–	(313,897)
Morgan Stanley Capital Services LLC	USD	20,000	04/21/2025	MMD 10 Year^	3.220%	Maturity	(304,375)		– 0	–	(304,375)
Morgan Stanley Capital Services LLC	USD	25,000	05/09/2025	MMD 5 Year^	3.050%	Maturity	(403,395)		– 0	–	(403,395)
Morgan Stanley Capital Services LLC	USD	35,000	05/27/2025	MMD 5 Year^	3.310%	Maturity	(161,916)		– 0	–	(161,916)

							$359,771	$	– 0	–	$359,771

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

abfunds.com	AB MUNICIPAL INCOME FUND | 91

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2024.

(c)	When-Issued or delayed delivery security.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $854,506,574 or 30.6% of net assets.

(e)	Non-income producing security.

(f)	Defaulted.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 3.35% of net assets as of May 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$19,083,767	$18,296,161	0.66%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 5.50%, 07/01/2031	08/12/2020 – 06/10/2022	466,370	28,800	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	06/04/2021 – 07/21/2022	3,000,000	180,000	0.01%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/04/2021	10,701,376	625,200	0.02%
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023	08/24/2023	395,000	395,000	0.01%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	1,550,000	20,150	0.00%

92 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	$1,610,000	$20,930	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018 – 10/05/2020	3,483,950	1,371,545	0.05%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	9,860,216	7,412,188	0.27%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/28/2019 – 02/09/2022	16,892,330	12,179,635	0.44%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 7.50%, 04/01/2049	01/27/2021	35,000	1,000	0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	4,434,727	1,174,295	0.04%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	5,678,057	5,633,315	0.20%

abfunds.com	AB MUNICIPAL INCOME FUND | 93

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 9.00%, 01/01/2041	09/03/2021	$3,660,000	$3,660,000	0.13%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	8,750,000	8,751,515	0.31%
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045	03/24/2021 – 03/30/2021	3,889,990	2,542,801	0.09%
Red River Biorefinery LLC Series 2024 15.00%, 07/31/2024	01/25/2024	105,000	31,500	0.00%
Red River Biorefinery LLC Series 23A 15.00%, 07/31/2024	05/31/2023	245,000	73,500	0.00%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	7,393,101	3,305,340	0.12%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021 – 07/20/2022	3,043,149	1,995,723	0.07%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 – 10/20/2022	2,823,606	1,845,575	0.07%

94 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	$27,000,000	$23,920,248		0.86%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	7,500,000	– 0	–	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	1,815,000	– 0	–	0.00%

(h)	Inverse floater security.

(i)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$3,795,000	$75,900		0.00%
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-A 5.00%, 11/15/2045	01/30/2020 – 01/31/2020	2,168,940	– 0	–	0.00%
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2036	03/06/2020	948,067	– 0	–	0.00%
Tarrant County Cultural Education Facilities Finance Corp. Series 2017 5.25%, 11/15/2047	02/06/2020	708,967	– 0	–	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	04/08/2010 – 01/08/2020	16,714,412	10,500,864		0.38%

(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2024.

(k)	Fair valued by the Adviser.

abfunds.com	AB MUNICIPAL INCOME FUND | 95

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(m)	Defaulted matured security.

(n)	IO – Interest Only.

(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(p)	Affiliated investments.

(q)	The rate shown represents the 7-day yield as of period end.

(r)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.5% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

ETM – Escrowed to Maturity

MMD – Municipal Market Data

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

96 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS

AB NATIONAL PORTFOLIO

May 31, 2024

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.0%
Long-Term Municipal Bonds – 98.0%
Alabama – 2.6%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-D 5.414% (SOFR + 1.85%), 06/01/2049(a)	$5,000	$5,038,054
Series 2023-C 5.50%, 10/01/2054	5,000	5,408,828
County of Jefferson AL Series 2017 5.00%, 09/15/2033	1,000	1,031,480
County of Jefferson AL Sewer Revenue Series 2024 5.50%, 10/01/2053	1,000	1,076,681
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 5.614% (SOFR + 2.05%), 11/01/2053(a)	2,000	1,978,706
Series 2023-B 5.764% (SOFR + 2.20%), 04/01/2054(a)	3,000	2,993,543
Series 2024-B 5.25%, 07/01/2054	2,000	2,123,707
Homewood Educational Building Authority (CHF – Horizons II LLC) Series 2024 5.50%, 10/01/2049(b)	250	260,427
5.50%, 10/01/2054(b)	250	259,544
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,530,052
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050	11,135	11,122,056
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	2,500	2,647,256
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053	1,000	1,031,549

abfunds.com	AB MUNICIPAL INCOME FUND | 97

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	$2,000	$1,962,069
Series 2022-A 5.984% (SOFR + 2.42%), 01/01/2053(a)	2,000	2,069,356
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,103,730
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	4,000	4,196,184

		47,833,222

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	325	332,951
Series 2018 7.125%, 09/01/2038(c)	1,490	1,598,747

		1,931,698

Arizona – 4.0%
Arizona Board of Regents (Arizona State University) Series 2023 5.00%, 07/01/2042	4,020	4,378,389
Arizona Health Facilities Authority (HonorHealth Obligated Group) Series 2014-A 5.00%, 12/01/2033	9,175	9,225,795
5.00%, 12/01/2034	3,440	3,459,045
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2062	1,575	1,556,277
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(d)(e)	3,725	223,500

98 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	$2,000	$2,041,675
Series 2024 4.00%, 06/01/2049(b)	8,000	7,927,934
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,718,307
2.742%, 07/01/2035	2,000	1,592,037
2.842%, 07/01/2036	2,000	1,574,357
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	1,000	798,625
2.521%, 07/01/2036	2,500	1,872,509
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	2,000	1,909,240
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(c)	1,355	1,295,968
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(c)	1,000	1,006,649
7.00%, 11/15/2057(c)	1,000	1,063,443
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(c)	1,670	1,462,156
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042(b)	1,225	1,283,790

abfunds.com	AB MUNICIPAL INCOME FUND | 99

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(c)	$1,000	$1,034,226
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034	1,000	1,048,509
5.00%, 07/01/2035	6,000	6,284,864
5.00%, 07/01/2036	7,800	8,155,979
Salt River Project Agricultural Improvement & Power District Series 2023-A 5.00%, 01/01/2050	10,000	10,627,615
Sierra Vista Industrial Development Authority (American Leadership Academy, Inc.) Series 2023 5.75%, 06/15/2058(c)	1,000	1,005,263
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(c)	1,200	840,963

		73,387,115

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(c)	1,100	1,197,560
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	500	507,878

		1,705,438

California – 13.0%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2048(f)	4,000	2,207,619
AGM Series 2024 Zero Coupon, 10/01/2053	2,000	471,844
ARC70 II TRUST Series 2023 4.84%, 04/01/2065(e)(g)	4,771	4,574,040

100 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Burbank-Glendale-Pasadena Airport Authority Brick Campaign AGM Series 2024-B 4.375%, 07/01/2049	$5,000	$4,862,434
4.50%, 07/01/2054	2,250	2,200,891
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	5,000	5,300,386
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	8,660	9,050,303
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.25%, 11/01/2054	2,745	2,916,002
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.194% (SOFR + 1.63%), 07/01/2053(a)	2,000	1,986,297
5.234% (SOFR + 1.67%), 02/01/2054(a)	2,000	1,978,214
Series 2024 5.00%, 05/01/2054	2,000	2,117,680
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	2,000	1,797,771
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	5,000	4,133,435
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	1,000	709,149
4.00%, 08/01/2046(c)	990	824,428

abfunds.com	AB MUNICIPAL INCOME FUND | 101

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	$1,000	$687,024
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(c)	2,000	1,675,093
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-A 4.00%, 06/01/2035	1,300	1,334,731
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045	4,000	4,012,370
California Enterprise Development Authority (County of Riverside CA Lease) Series 2024 5.00%, 11/01/2036(b)	2,000	2,268,591
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 3.95%, 01/01/2050(c)	7,200	7,199,975
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035	1,000	1,047,062
5.00%, 05/15/2036	1,215	1,269,434
5.00%, 05/15/2037	1,000	1,040,740
5.00%, 05/15/2038	2,250	2,332,260
5.00%, 05/15/2041	915	938,947
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
Series 2018 5.00%, 12/31/2035	4,300	4,345,739
5.00%, 12/31/2036	3,910	3,943,137
5.00%, 12/31/2043	12,250	12,273,625
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(c)	5,795	5,809,492

102 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(c)	$3,090	$2,958,234
California State Public Works Board (State of California Department of General Services Lease) Series 2024 5.00%, 04/01/2043	5,255	5,811,838
California State University Series 2021-B 2.374%, 11/01/2035	2,000	1,514,591
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(c)	1,400	1,405,848
Series 2018-A 5.50%, 12/01/2058(c)	1,090	1,109,160
City of Los Angeles CA Wastewater System Revenue Series 2013-A 5.00%, 06/01/2033	9,310	9,328,147
City of Los Angeles Department of Airports Series 2022 3.25%, 05/15/2049	1,000	774,453
5.25%, 05/15/2047	5,000	5,306,603
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	2,000	1,542,411
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	1,000	859,315
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)	4,000	2,770,794
4.00%, 08/01/2047(c)	970	836,560
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(c)	1,000	696,611
4.00%, 05/01/2057(c)	2,000	1,432,941

abfunds.com	AB MUNICIPAL INCOME FUND | 103

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	$1,000	$720,060
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(c)	2,000	1,703,613
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	1,000	686,371
4.00%, 07/01/2058(c)	1,000	680,007
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	1,000	746,849
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(c)	1,500	1,006,495
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	1,480	1,028,846
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(c)	2,000	1,671,745
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	3,300	2,517,355
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,245	846,466

104 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	$2,000	$1,367,517
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	1,855	1,723,680
Series 2021-B Zero Coupon, 06/01/2066	10,000	1,089,160
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(c)	1,375	1,250,589
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2031	10,000	11,167,995
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	8,732,769
Morongo Band of Mission Indians (The) Series 2018-A 5.00%, 10/01/2042(c)	4,500	4,506,623
Port of Los Angeles Series 2014-A 5.00%, 08/01/2034	5,790	5,791,309
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.324% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	8,075	7,231,526
San Diego County Regional Airport Authority Series 2023 5.00%, 07/01/2043	11,080	11,635,291
San Diego Unified School District/CA Series 2023 4.00%, 07/01/2053	2,000	1,931,098
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2044	17,000	17,379,873
Series 2023-E 5.25%, 05/01/2035	5,000	5,568,679
Series 2024 5.00%, 05/01/2039(b)	3,400	3,641,299

abfunds.com	AB MUNICIPAL INCOME FUND | 105

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

State of California Series 2023 5.00%, 09/01/2043	$5,000	$5,503,377
5.25%, 09/01/2053	5,000	5,529,283
6.00%, 03/01/2033	1,000	1,065,400
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	1,200	186,465
University of California Series 2024-B 5.00%, 05/15/2026	1,495	1,545,460

		240,111,419

Colorado – 1.0%
Centerra Metropolitan District No. 1 Series 2022 6.50%, 12/01/2053	1,000	1,011,753
City & County of Denver CO Airport System Revenue Series 2022-A 5.00%, 11/15/2033	1,000	1,084,232
Series 2023-B 5.25%, 11/15/2034	3,275	3,655,560
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools, Inc.) Series 2024 5.50%, 04/01/2044(c)	1,660	1,690,625
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	1,675	1,711,536
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	1,000	1,032,836
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(d)(e)	2,500	1,853,047
E-470 Public Highway Authority Series 2021-B 3.914% (SOFR + 0.35%), 09/01/2039(a)	2,000	1,997,689

106 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	$1,128	$955,072
Park Creek Metropolitan District Series 2015-A 5.00%, 12/01/2034	1,300	1,317,431
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(c)	750	763,142
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,175	1,227,444

		18,300,367

Connecticut – 1.1%
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	6,175	6,041,688
State of Connecticut Series 2015-B 5.00%, 06/15/2032	2,350	2,375,482
Series 2015-F 5.00%, 11/15/2030	2,000	2,031,827
5.00%, 11/15/2031	2,500	2,537,685
State of Connecticut Special Tax Revenue Series 2023-A 5.25%, 07/01/2042	7,000	7,847,212

		20,833,894

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046	550	549,580

District of Columbia – 1.3%
District of Columbia Income Tax Revenue Series 2024-A 5.00%, 10/01/2036	10,500	11,990,482
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2038	2,630	2,721,168

abfunds.com	AB MUNICIPAL INCOME FUND | 107

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021-A 5.00%, 10/01/2046	$10,000	$10,315,141

		25,026,791

Florida – 3.9%
Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(c)	3,000	2,646,219
Bexley Community Development District Series 2016 4.70%, 05/01/2036	1,750	1,737,767
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(c)	1,000	714,426
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(c)	5,000	321,371
5.00%, 07/01/2056(c)	3,000	2,768,555
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 4.25%, 06/01/2030(c)	1,585	1,516,104
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	517,806
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026	5,500	5,187,421
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033	1,700	1,701,627
Series 2015-A 5.00%, 10/01/2038	4,300	4,323,512
Series 2019-A 5.00%, 10/01/2049	2,500	2,534,818
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(c)	10,000	10,649,601

108 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP) Series 2023-A 6.88%, 11/01/2053(c)	$220	$237,170
Series 2023-B 6.45%, 05/01/2027(c)	605	618,456
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(c)	1,000	972,538
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2024 5.00%, 07/01/2037	1,000	1,036,984
AGM Series 2024 5.25%, 07/01/2047	5,000	5,191,306
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050	1,000	988,495
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	1,000	1,020,345
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032	1,125	1,144,757
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031	1,200	1,235,479
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,206,154
JEA Water & Sewer System Revenue Series 2024-A 5.00%, 10/01/2043	1,000	1,094,599
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	110	110,199

abfunds.com	AB MUNICIPAL INCOME FUND | 109

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	$1,180	$1,180,267
Miami-Dade County Expressway Authority Series 2014-B 5.00%, 07/01/2031	3,750	3,752,014
North Broward Hospital District Series 2017-B 5.00%, 01/01/2035	5,230	5,397,549
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	1,000	881,967
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)	950	908,146
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	1,046,810
South Florida Water Management District (South Florida Water Management District COP) Series 2016 5.00%, 10/01/2033	5,000	5,096,981
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	793,673
Tampa-Hillsborough County Expressway Authority Series 2017-C 5.00%, 07/01/2048	2,640	2,696,031
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Asmnts) Series 2023 5.25%, 05/01/2054(c)	250	255,001

		72,484,148

110 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Georgia – 3.6%
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2047	$10,000	$10,362,809
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(c)	2,155	2,169,835
7.00%, 06/01/2041(c)	500	503,335
Development Authority of Appling County (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2038	2,300	2,235,760
Development Authority of Burke County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	3,245	3,250,508
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2040	7,350	7,144,712
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048	3,750	3,756,365
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)	3,650	3,586,353
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-D 5.00%, 05/01/2054	6,000	6,273,411
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.264% (SOFR + 1.70%), 12/01/2053(a)	5,000	5,029,123
Series 2023-C 5.00%, 09/01/2053	5,000	5,249,855
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	150	154,280
5.00%, 01/01/2039	205	210,674
5.00%, 01/01/2049	2,000	2,018,996
5.00%, 01/01/2056	1,350	1,367,565

abfunds.com	AB MUNICIPAL INCOME FUND | 111

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022 5.50%, 07/01/2063	$2,000	$2,081,197
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(c)	10,000	11,098,844

		66,493,622

Guam – 0.4%
Territory of Guam Series 2019 5.00%, 11/15/2031	235	236,187
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,878,107
5.00%, 12/01/2030	565	576,835
5.00%, 12/01/2032	790	806,404
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2029	2,000	2,021,984
Series 2015-D 5.00%, 11/15/2033	410	413,595
5.00%, 11/15/2035	1,365	1,376,384

		7,309,496

Hawaii – 0.6%
State of Hawaii Series 2016-F 4.00%, 10/01/2031	3,000	2,971,500
State of Hawaii Airports System Revenue Series 2022-A 5.00%, 07/01/2051	7,855	8,084,866

		11,056,366

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.125%, 11/01/2057	1,000	1,021,706

Illinois – 6.0%
Chicago Board of Education Series 2012-B 5.00%, 12/01/2033	1,605	1,593,033
Series 2017-D 5.00%, 12/01/2031	1,800	1,847,623
Series 2017-G 5.00%, 12/01/2034	2,350	2,402,885

112 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2019-B 5.00%, 12/01/2030	$235	$244,442
5.00%, 12/01/2031	345	358,811
5.00%, 12/01/2032	155	161,154
5.00%, 12/01/2033	150	155,727
Series 2023-A 5.00%, 12/01/2034	3,250	3,467,585
Chicago O’Hare International Airport Series 2022 4.625%, 01/01/2053	4,000	3,868,376
5.50%, 01/01/2055	10,900	11,531,930
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027	2,400	2,476,053
5.00%, 06/01/2028	2,500	2,602,360
5.00%, 06/01/2029	1,000	1,053,056
County of Cook IL Series 2021-B 4.00%, 11/15/2025	1,000	1,005,613
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	2,989	1,586,728
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	150	153,465
Illinois State Toll Highway Authority Series 2009 6.184%, 01/01/2034	2,000	2,089,080
Series 2017-A 5.00%, 01/01/2042	15,000	15,593,633
Series 2021-A 5.00%, 01/01/2043	15,000	15,926,762
Metropolitan Pier & Exposition Authority Series 2017-A 5.00%, 06/15/2057	1,000	1,009,209
Series 2020 5.00%, 06/15/2050	12,310	12,552,258
State of Illinois Series 2017-D 5.00%, 11/01/2028	8,700	9,013,773
Series 2018-A 5.00%, 10/01/2027	2,000	2,075,245
Series 2024-B 4.25%, 05/01/2046	2,000	1,935,848
5.25%, 05/01/2043	2,000	2,169,611

abfunds.com	AB MUNICIPAL INCOME FUND | 113

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.25%, 05/01/2044	$3,330	$3,597,291
5.25%, 05/01/2045	4,625	4,980,336
State of Illinois Sales Tax Revenue Series 2024-A 5.00%, 06/15/2025	3,000	3,032,151
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	136	135,386
5.00%, 03/01/2036	2,317	2,222,314
Series 2015-B 6.00%, 03/01/2036	616	616,396

		111,458,134

Indiana – 1.6%
City of Whiting IN (BP PLC) Series 2019 5.00%, 12/01/2044	2,000	2,032,772
Series 2023 4.40%, 11/01/2045	4,000	3,956,909
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(e)	3,470	2,404,742
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2035(b)	2,125	2,377,742
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,074,904
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	1,085	1,002,709
Series 2020-A 3.00%, 11/01/2030	1,295	1,196,781
Series 2021-B 2.50%, 11/01/2030	525	462,258
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	1,000	1,087,889

114 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

6.00%, 03/01/2053	$1,500	$1,623,388
Series 2023-F 7.75%, 03/01/2067	1,225	1,298,864
BAM Series 2023 5.25%, 03/01/2067	10,000	10,502,635

		29,021,593

Iowa – 0.4%
Iowa Finance Authority Series 2022-E 4.524% (SOFR + 0.80%), 01/01/2052(a)	5,000	4,969,400
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	440	406,797
4.00%, 12/01/2041	820	660,664
4.00%, 12/01/2046	550	419,074
4.00%, 12/01/2051	985	723,397
Iowa Tobacco Settlement Authority Series 2021-B 4.00%, 06/01/2049	555	539,334

		7,718,666

Kansas – 0.2%
City of Colby KS (Citizens Medical Center, Inc.) Series 2024 5.50%, 07/01/2026	1,000	994,805
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(c)	155	157,863
6.50%, 11/15/2042(c)	1,185	1,200,069
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,172,354

		4,525,091

Kentucky – 1.3%
City of Henderson KY (Pratt Paper KY LLC)
Series 2022 3.70%, 01/01/2032(c)	880	856,689
County of Trimble KY (Louisville Gas and Electric Co.)
Series 2020 1.30%, 09/01/2044	1,500	1,357,468

abfunds.com	AB MUNICIPAL INCOME FUND | 115

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017-A 5.00%, 12/01/2047	$1,250	$1,219,385
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	2,922,399
Kentucky Public Energy Authority (BP PLC) Series 2018-B 4.00%, 01/01/2049	1,000	999,654
Series 2020-A 4.00%, 12/01/2050	3,000	2,991,985
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.544% (SOFR + 1.98%), 04/01/2054(a)	5,000	5,000,000
Kentucky State Property & Building Commission Series 2024-A 4.00%, 11/01/2041	3,430	3,334,638
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030	2,330	2,366,603
5.00%, 10/01/2033	2,670	2,706,457

		23,755,278

Louisiana – 1.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	2,180	2,147,300
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033	3,790	3,886,116
5.00%, 10/01/2044	3,500	3,534,108
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(c)	5,000	5,024,230

116 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034	$1,730	$1,758,227
Louisiana Public Facilities Authority (Pre-refunded – US Govt Agencies) Series 2016 5.00%, 05/15/2034	20	20,499
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(c)	355	385,591
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037	600	598,486
2.20%, 06/01/2037	365	346,438
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017-C 5.00%, 05/01/2035	4,500	4,687,452
5.00%, 05/01/2036	4,620	4,806,027

		27,194,474

Maryland – 1.2%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017-A 5.00%, 06/01/2035	1,035	1,074,048
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2052	6,000	6,156,170
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036	305	299,905
4.00%, 07/01/2037	360	349,607
5.00%, 07/01/2046	2,960	3,025,432
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	3,000	3,234,616

abfunds.com	AB MUNICIPAL INCOME FUND | 117

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maryland State Transportation Authority Series 2021-A 5.00%, 07/01/2051	$4,990	$5,221,478
State of Maryland Department of Transportation Series 2017 5.00%, 09/01/2025	2,000	2,038,403

		21,399,659

Massachusetts – 2.7%
Commonwealth of Massachusetts Series 2024-A 5.00%, 01/01/2041	3,000	3,317,054
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	1,517	1,473,915
Commonwealth of Massachusetts Transportation Fund Revenue Series 2023 5.00%, 06/01/2053	10,000	10,673,879
Series 2023-B 5.00%, 06/01/2051	5,000	5,343,240
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2023-A 5.25%, 07/01/2053	4,840	5,267,120
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,168,870
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2016Q 5.00%, 07/01/2041	10,000	10,146,718
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,420,441
Series 2017-L 5.00%, 07/01/2044	5,000	5,038,000

118 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2051	$5,000	$5,140,626

		49,989,863

Michigan – 1.7%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(f)	2,000	1,577,272
Series 2018 5.00%, 04/01/2036	835	850,296
Series 2021-A 5.00%, 04/01/2031	1,210	1,262,207
Series 2021-B 2.511%, 04/01/2025	1,030	1,000,799
3.644%, 04/01/2034	275	231,816
Series 2023-A 6.00%, 05/01/2039	2,000	2,240,925
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.328% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	5,000	4,767,430
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	1,638,465
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	1,500	1,512,163
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2034	11,225	11,231,996
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	2,000	1,837,171
Series 2020-B Zero Coupon, 06/01/2065	1,250	126,324

abfunds.com	AB MUNICIPAL INCOME FUND | 119

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033	$2,485	$2,486,377
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030(d)	2,000	1,220,000

		31,983,241

Minnesota – 0.6%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(c)(f)	2,000	2,046,229
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(c)	1,500	1,511,873
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(c)	520	520,210
5.66%, 07/01/2041(c)	1,415	1,422,905
Minneapolis-St. Paul Metropolitan Airports Commission Series 2022-B 5.00%, 01/01/2047	4,500	4,631,418
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2015-8 5.00%, 12/01/2030	1,000	1,016,746

		11,149,381

Mississippi – 0.1%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(e)	1,250	1,224,634

Missouri – 1.4%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042	2,900	2,540,591

120 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

4.00%, 02/01/2048	$2,965	$2,438,086
5.00%, 02/01/2042	2,695	2,657,514
5.00%, 02/01/2048	400	382,339
Health & Educational Facilities Authority of the State of Missouri (Mercy Health/MO) Series 2023 5.50%, 12/01/2048	10,000	10,921,545
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	190	190,621
5.75%, 03/01/2027	175	175,741
Joplin Industrial Development Authority (Freeman Health System Obligated Group) Series 2015 5.00%, 02/15/2035	1,485	1,455,910
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(d)	522	24,339
5.00%, 11/15/2046(d)	1,169	816,971
Series 2021-A 10.00%, 11/15/2037(d)	360	304,123
Series 2021-C 7.50%, 11/15/2046(d)	288	224,029
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(c)	405	352,759
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,700	2,347,755
Missouri Highway & Transportation Commission Series 2019-B 5.00%, 11/01/2025	2,000	2,044,095

		26,876,418

Nebraska – 0.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2028	2,620	2,697,474

abfunds.com	AB MUNICIPAL INCOME FUND | 121

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nevada – 1.6%
Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042	$1,965	$1,988,400
City of Las Vegas NV Series 2015-C 5.00%, 09/01/2027	1,400	1,434,919
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(c)	2,000	255,697
Clark County School District AGM Series 2019-B 3.00%, 06/15/2036	6,725	5,817,439
3.00%, 06/15/2037	4,305	3,663,096
Clark County Water Reclamation District Series 2023 5.00%, 07/01/2049	10,000	10,683,232
State of Nevada Series 2015-D 5.00%, 04/01/2027	2,000	2,023,072
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(c)	2,135	2,205,888
Series 2024 4.00%, 01/01/2050(c)	740	740,025

		28,811,768

New Hampshire – 0.6%
New Hampshire Business Finance Authority Series 2022-1, Class A 4.375%, 09/20/2036	7,804	7,472,551
Series 2022-2, Class A 4.00%, 10/20/2036	3,915	3,627,000
Series 2024-2 0.49%, 07/01/2051	2,739	107,483
Series 2024-2, Class X 0.594%, 08/20/2039	2,000	84,205

		11,291,239

New Jersey – 5.9%
Casino Reinvestment Development Authority, Inc. Series 2014 5.25%, 11/01/2044	1,680	1,680,909

122 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Hoboken NJ Series 2024-A 4.00%, 03/12/2025	$5,000	$5,011,519
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	1,700	1,465,733
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	2,055	2,057,072
New Jersey Economic Development Authority (Middlesex Water Co.) Series 2019 4.00%, 08/01/2059	1,275	1,123,936
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	2,000	1,956,344
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,320	3,400,630
New Jersey Economic Development Authority (Pre-refunded – US Treasuries) Series 2017-D 5.00%, 06/15/2034	2,000	2,101,019
5.00%, 06/15/2035	1,560	1,638,794
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2034	1,000	1,116,797
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2042	725	699,388
4.00%, 07/01/2047	285	268,209
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,209,188

abfunds.com	AB MUNICIPAL INCOME FUND | 123

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	$5,000	$5,120,156
5.00%, 06/15/2029	2,175	2,222,326
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2035	1,000	1,050,546
Series 2022 4.00%, 06/15/2050	7,585	7,016,692
Series 2023-B 5.00%, 06/15/2040	2,985	3,244,952
5.00%, 06/15/2043	1,985	2,132,355
New Jersey Turnpike Authority
Series 2014-A 5.00%, 01/01/2033	4,750	4,752,157
Series 2015-E 5.00%, 01/01/2033	11,000	11,063,261
Series 2017-A 5.00%, 01/01/2034	5,000	5,150,699
Series 2024-A 4.00%, 01/01/2035(b)	3,000	3,122,739
5.00%, 01/01/2032(b)	3,715	4,112,437
5.00%, 01/01/2034(b)	2,200	2,487,937
Series 2024-C 5.00%, 01/01/2043(b)	3,000	3,211,301
5.00%, 01/01/2044(b)	2,000	2,131,196
State of New Jersey Series 2020 5.00%, 06/01/2025	7,000	7,100,036
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	10,605	10,673,463
Township of Woodbridge NJ Series 2024 4.00%, 03/14/2025	2,000	2,005,119
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	4,105	4,107,791

		108,434,701

124 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York – 9.6%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(c)	$6,860	$6,864,714
City of New York NY Series 2019-E 5.00%, 08/01/2025	1,970	2,003,311
Series 2021 1.396%, 08/01/2027	5,205	4,654,279
Series 2024-C 4.00%, 03/01/2046	2,000	1,916,544
5.00%, 03/01/2043	1,000	1,086,442
Series 2024-D 4.00%, 04/01/2045	3,180	3,061,123
5.25%, 04/01/2054	2,000	2,172,194
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	2,475	2,428,851
Long Island Power Authority Series 2023-E 5.00%, 09/01/2048	2,650	2,851,785
5.00%, 09/01/2053	2,350	2,519,505
Metropolitan Transportation Authority Series 2016-D 5.00%, 11/15/2027	1,000	1,034,095
5.00%, 11/15/2031	5,000	5,152,774
Series 2017 5.00%, 11/15/2024	1,755	1,763,692
Series 2017-C 5.00%, 11/15/2033	5,500	5,766,477
Series 2020-C 5.25%, 11/15/2055	1,000	1,030,064
Series 2020-D 5.00%, 11/15/2043	1,000	1,044,244
Series 2020-E 4.00%, 11/15/2026	1,000	1,009,239
New York City Municipal Water Finance Authority Series 2022-A 5.25%, 06/15/2052	5,000	5,400,759
Series 2023 5.00%, 06/15/2034	2,000	2,304,937
Series 2024-C 4.25%, 06/15/2054	2,000	1,956,576

abfunds.com	AB MUNICIPAL INCOME FUND | 125

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York City Municipal Water Finance Authority (Pre-refunded – US Treasuries) Series 2014-D 5.00%, 06/15/2035	$4,000	$4,001,375
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	14,800	15,420,179
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-B1 5.00%, 08/01/2032	4,000	4,006,472
Series 2017-E1 5.00%, 02/01/2036	2,500	2,572,754
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(c)	300	301,148
7.25%, 11/15/2044(c)	510	513,548
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2048	8,000	8,644,504
5.00%, 11/15/2053	2,000	2,148,722
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	2,000	2,244,874
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015-E 5.00%, 03/15/2034	10,000	10,119,603
5.25%, 03/15/2033	2,000	2,030,108
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	2,000	1,952,887

126 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	$2,070	$2,105,521
Series 2021-O 4.00%, 01/01/2043	1,000	975,438
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	3,525	3,477,055
Series 2020 4.00%, 10/01/2030	5,345	5,309,290
Series 2023 5.625%, 04/01/2040	6,500	7,084,828
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2040	2,000	2,081,850
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	2,000	2,072,850
AGM Series 2023 5.00%, 06/30/2049	1,000	1,026,510
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	3,930	3,905,757
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(c)	3,235	2,947,627
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	3,433,670
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2030	10,000	10,014,965
5.00%, 09/01/2031	3,750	3,755,704

abfunds.com	AB MUNICIPAL INCOME FUND | 127

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Suffolk Regional Off-Track Betting Co. Series 2024 6.00%, 12/01/2053	$1,000	$1,033,721
Town of Oyster Bay NY Series 2024 4.00%, 03/07/2025	2,300	2,306,527
Triborough Bridge & Tunnel Authority Series 2020-A 5.00%, 11/15/2049	2,000	2,094,644
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	1,556,600
2.917%, 05/15/2040	2,000	1,491,520
Series 2021-C 5.00%, 05/15/2051	5,000	5,273,979
Series 2022 4.614% (SOFR + 1.05%), 04/01/2026(a)	4,000	4,008,081
Series 2023 5.00%, 11/15/2043	2,000	2,182,153

		178,116,069

North Carolina – 0.8%
City of Charlotte NC Airport Revenue Series 2023 5.00%, 07/01/2044	1,250	1,314,473
5.25%, 07/01/2053	7,250	7,630,041
Fayetteville State University Series 2023 4.00%, 04/01/2025(c)	335	333,061
5.00%, 04/01/2026(c)	375	381,070
North Carolina Turnpike Authority AGM Series 2024 Zero Coupon, 01/01/2053	2,000	473,697
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	5,000	5,039,977

		15,172,319

Ohio – 2.3%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	5,680	5,081,968

128 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	$8,000	$8,008,526
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	2,000	2,002,570
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	2,885,901
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	2,000	2,159,085
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.10%, 10/01/2028	3,925	3,874,239
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	2,000	1,991,831
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2052	4,000	4,147,453
Ohio State University (The) Series 2023 5.25%, 12/01/2046	1,000	1,101,081
State of Ohio Series 2017-U 5.00%, 05/01/2025	1,500	1,520,648
University of Toledo Series 2023-B 4.617% (SOFR + 0.90%), 06/01/2036(a)(e)	9,775	9,492,282

		42,265,584

Oklahoma – 0.4%
Oklahoma Development Finance Authority Series 2022 4.714%, 05/01/2052	5,000	4,600,172

abfunds.com	AB MUNICIPAL INCOME FUND | 129

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044	$2,360	$2,398,868

		6,999,040

Oregon – 0.0%
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2043	1,000	405,526
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2053	2,000	460,331

		865,857

Other – 0.1%
Federal Home Loan Mortgage Corp. Series 2024 4.683%, 10/25/2040(b)	1,000	1,029,797

Pennsylvania – 5.0%
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	600	302,816
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	2,000	1,586,278
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	1,475	1,445,678
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,338,865
5.75%, 10/01/2043	5,000	4,865,832
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(c)	930	936,245

130 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA Water & Wastewater Revenue AGM Series 2023-B 5.00%, 09/01/2037	$1,250	$1,395,052
Commonwealth of Pennsylvania Series 2019 5.00%, 07/15/2025	1,300	1,321,613
Series 2023 5.00%, 09/01/2024	4,000	4,012,038
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	285	279,471
Geisinger Authority (Kaiser Obligated Group) Series 2020 4.00%, 04/01/2039	3,820	3,691,120
5.00%, 04/01/2043	6,250	6,587,302
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,049,008
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	1,000	740,893
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	4,033,388
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061	10,000	10,955,001
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	982,931
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.06% (MUNIPSA + 0.70%), 11/15/2047(a)	10,000	9,950,958

abfunds.com	AB MUNICIPAL INCOME FUND | 131

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Villanova University) Series 2024 5.00%, 08/01/2044	$1,325	$1,447,053
Pennsylvania Turnpike Commission Series 2022-A 5.00%, 12/01/2036	1,000	1,114,098
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2039	3,000	3,137,517
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 3.36% (MUNIPSA + 0.85%), 07/15/2041(a)	10,000	10,003,337
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	3,100	3,101,013
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	2,000	2,035,026
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.524% (SOFR + 0.80%), 09/01/2040(a)(c)	10,000	9,690,293
School District of Philadelphia (The) Series 2023-A 5.00%, 06/28/2024	5,000	5,002,262

		93,005,088

Puerto Rico – 1.2%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	30,000	2,402,874
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	3	3,063
Zero Coupon, 07/01/2033	564	373,966
4.00%, 07/01/2046	21	18,523
5.625%, 07/01/2027	861	899,386
Series 2022-A Zero Coupon, 11/01/2051	2,168	1,119,031
5.07%, 11/01/2051	3,747	2,360,509
Series 2022-C Zero Coupon, 11/01/2043	6,836	4,238,064

132 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	$1,895	$1,886,072
NATL Series 2007-V 5.25%, 07/01/2033	1,150	1,135,022
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	322	316,456
6.625%, 01/01/2028	2,454	2,407,999
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(h)(i)	570	552,921
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,185,110
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	1,595	1,316,834
Series 2019-A 4.329%, 07/01/2040	1,504	1,494,138

		21,709,968

South Carolina – 4.0%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 4.80%, 11/01/2024	500	494,405
5.26%, 11/01/2032	100	97,347
5.41%, 11/01/2039	1,240	1,189,877
6.28%, 11/01/2039	100	96,180
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(c)	3,000	3,003,867
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	2,275	2,433,418
Series 2023-B 5.464% (SOFR + 1.90%), 02/01/2054(a)	5,000	5,094,704

abfunds.com	AB MUNICIPAL INCOME FUND | 133

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 10/01/2054	$2,000	$2,114,527
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	2,855	2,939,057
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	1,000	1,003,106
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(d)(e)	1,450	842,861
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	7,000	6,755,430
4.50%, 11/01/2054	2,000	1,960,723
5.00%, 11/01/2038	2,000	2,209,599
5.25%, 11/01/2043	5,000	5,528,257
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	2,500	2,563,129
Series 2018-A 5.00%, 05/01/2048	1,000	1,002,562
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 0.00%, 06/01/2052(f)	1,600	1,192,882
South Carolina Public Service Authority Series 2015-A 5.00%, 12/01/2050	4,530	4,500,749
Series 2016-A 5.00%, 12/01/2036	4,750	4,794,441
Series 2016-B 5.00%, 12/01/2036	2,000	2,023,150
5.00%, 12/01/2056	6,250	6,234,981

134 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021-B 4.00%, 12/01/2038	$1,500	$1,474,226
Series 2022-A 4.00%, 12/01/2052	12,500	11,112,851
5.00%, 12/01/2055	2,500	2,545,319

		73,207,648

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	400	409,578

Tennessee – 1.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	2,785	2,551,753
5.125%, 12/01/2042(c)	1,325	1,180,221
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	345	333,034
4.00%, 08/01/2038	495	470,817
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(c)	1,000	1,010,317
9.50%, 11/01/2052(c)	1,000	1,010,234
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	4,325	4,395,299
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Government of Nashville & Davidson County TN) AGM Series 2023-A 5.25%, 07/01/2053	4,000	4,262,585
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2040	2,350	2,575,870

abfunds.com	AB MUNICIPAL INCOME FUND | 135

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

State of Tennessee Series 2023 5.00%, 05/01/2042	$2,215	$2,446,469
Tennergy Corp./TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	5,000	5,287,562
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	2,000	2,066,061
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	1,000	826,598
4.25%, 12/01/2024	1,000	978,096

		29,394,916

Texas – 6.6%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(c)	500	430,076
Arlington Higher Education Finance Corp. (Cypress Christian School, Inc.) Series 2024-2 5.75%, 06/01/2043(c)	1,020	1,042,631
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,435,732
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(c)	1,000	1,031,399
Bexar County Hospital District Series 2018 5.00%, 02/15/2048	9,000	9,083,678
Board of Regents of the University of Texas System Series 2017-C 5.00%, 08/15/2025	2,000	2,036,882
Series 2017-J 5.00%, 08/15/2025	2,460	2,505,364

136 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2019-B 5.00%, 08/15/2049	$2,000	$2,241,542
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2032	1,600	1,627,032
5.00%, 01/01/2033	1,300	1,321,126
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2034	10,000	10,021,082
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,506,074
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	505	505,039
Series 2015-B 5.00%, 07/15/2030	4,650	4,664,369
Series 2018 5.00%, 07/15/2028	1,300	1,324,317
County of Harris TX Series 2020-A 3.00%, 10/01/2045	1,600	1,225,001
County of Harris TX Toll Road Revenue Series 2024-A 4.00%, 08/15/2054(b)	1,000	929,393
Crowley Independent School District (Pre-refunded – US Govt Agencies) Series 2016-B 4.00%, 08/01/2037	1,855	1,862,957
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051	1,000	881,276
Grand Parkway Transportation Corp. Series 2018-A 5.00%, 10/01/2036	10,000	10,500,710
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.21% (MUNIPSA + 0.85%), 07/01/2049(a)	1,000	996,523

abfunds.com	AB MUNICIPAL INCOME FUND | 137

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	$2,000	$483,687
Series 2022-B Zero Coupon, 12/01/2042	2,000	754,226
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,785,794
Lamar Consolidated Independent School District Series 2023-A 5.00%, 02/15/2058	10,000	10,543,157
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	4,500	4,468,453
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	954,429
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2023 0.00%, 12/31/2030	177	107,630
7.25%, 12/31/2030	1,000	993,234
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(d)	4,075	1,510,895
7.50%, 11/15/2036(d)	970	793,839
7.50%, 11/15/2037(d)	150	114,078
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	1,750	1,750,303
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	323,957

138 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022 5.00%, 01/01/2057	$1,000	$755,822
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	4,250,834
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	3,330	3,332,106
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2035	5,000	5,022,623
Series 2015-B 5.00%, 01/01/2034	1,700	1,709,245
Series 2016-A 5.00%, 01/01/2036	1,000	1,017,386
AGC Series 2008 Zero Coupon, 01/01/2036	7,200	4,612,802
Pflugerville Independent School District Series 2023-A 4.00%, 02/15/2044	5,445	5,199,911
Port Beaumont Navigation District (Jefferson 2020 Bond Borrower LLC) Series 2024 10.00%, 07/01/2026(b)(c)	1,000	1,000,189
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 1.875%, 01/01/2026(c)	850	815,232
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-A 5.00%, 11/15/2045(d)(h)(i)(j)	3,097	– 0	–
Series 2015-B 5.00%, 11/15/2036(d)(h)(i)(j)	1,514	– 0	–
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d)(j)	2,118	1,334,601
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	2,000	2,205,376

abfunds.com	AB MUNICIPAL INCOME FUND | 139

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition and Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 4.38% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	$3,000	$2,996,350
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	1,385	1,387,194
5.00%, 08/15/2034	1,945	1,947,692
Texas State University System Series 2024 5.00%, 03/15/2043(b)	1,000	1,086,602

		121,429,850

Utah – 0.5%
City of Salt Lake City UT Airport Revenue Series 2017-A 5.00%, 07/01/2047	3,265	3,271,357
Intermountain Power Agency Series 2022-A 5.00%, 07/01/2045	5,045	5,366,000

		8,637,357

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.50%, 10/01/2043(c)	1,000	996,276

Virginia – 1.0%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,931,479
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	690	647,623
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(c)	1,410	1,410,938

140 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Loudoun VA Series 2016-A 4.00%, 12/01/2025	$1,000	$1,009,111
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,298	1,173,270
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	1,000	1,036,135
Virginia Port Authority (Pre-refunded – US Treasuries) Series 2015-A 5.00%, 07/01/2030	2,730	2,762,116
Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 5.00%, 12/31/2047	1,000	1,014,224
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2028	2,100	2,138,362
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	6,000	5,999,908

		19,123,166

Washington – 2.5%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	2,000	2,249,402
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (Pre-refunded – US Treasuries) Series 2014-A 4.00%, 01/01/2044	6,000	5,999,920
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2053	300	304,462

abfunds.com	AB MUNICIPAL INCOME FUND | 141

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Grays Harbor County Public Hospital District No. 2 Series 2018 5.00%, 12/15/2048	$5,650	$5,145,546
King County School District No. 411 Issaquah Series 2015 5.00%, 12/01/2025	2,000	2,028,656
Port of Seattle WA Series 2019 4.00%, 04/01/2044	2,175	1,987,143
Series 2021 4.00%, 08/01/2041	2,000	1,863,562
Port of Tacoma WA Series 2016-B 5.00%, 12/01/2037	2,000	2,019,533
5.00%, 12/01/2038	2,500	2,519,144
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	2,000	1,831,916
State of Washington Series 2020-R 5.00%, 07/01/2025	2,500	2,538,760
Series 2022-R 5.00%, 07/01/2025	4,000	4,062,016
Series 2024-C 5.00%, 02/01/2025	3,420	3,449,735
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 4.00%, 09/01/2045	455	417,380
5.00%, 09/01/2039	450	472,099
5.00%, 09/01/2040	700	731,367
5.00%, 09/01/2045	430	444,116
5.00%, 09/01/2050	500	512,025
Series 2021 3.00%, 12/01/2034(c)	425	375,741
4.00%, 12/01/2048(c)	1,740	1,557,572
5.00%, 12/01/2027(c)	440	455,163
5.00%, 12/01/2028(c)	305	318,937
5.00%, 12/01/2029(c)	170	179,704
5.00%, 12/01/2030(c)	265	282,869
5.00%, 12/01/2031(c)	265	283,016
5.00%, 12/01/2032(c)	225	240,469
5.00%, 12/01/2033(c)	245	261,813

142 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington Higher Education Facilities Authority (Corp. of Gonzaga University (The)) Series 2023 4.00%, 04/01/2043	$2,600	$2,417,532
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(c)	1,000	825,516
5.00%, 01/01/2055(c)	365	276,729
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(c)	1,000	1,089,572

		47,141,415

West Virginia – 0.2%
Monongalia County Commission Excise Tax District Series 2023 0.00%, 06/01/2053(c)(f)	815	174,358
7.00%, 06/01/2043(c)	150	157,499
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	1,690	1,603,145
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(c)	2,250	2,280,656

		4,215,658

Wisconsin – 3.4%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(c)	1,000	737,110
State of Wisconsin Series 2025-1 5.00%, 05/01/2033(b)	1,000	1,097,066
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(c)	1,000	1,000,841

abfunds.com	AB MUNICIPAL INCOME FUND | 143

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	$1,250	$1,273,471
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	1,375	1,372,129
4.00%, 10/15/2036	2,600	2,583,933
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046	250	212,042
5.00%, 11/01/2054	215	172,226
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035	305	300,903
4.00%, 12/15/2036	335	328,686
4.00%, 12/15/2037	320	309,775
4.00%, 12/15/2038	335	318,225
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(c)	255	223,196
Series 2022-A 3.875%, 12/01/2039(c)	1,170	1,016,047
Wisconsin Public Finance Authority Series 2024 Zero Coupon, 02/01/2031	1,000	608,833
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM Series 2019 5.00%, 07/01/2054	775	779,080
5.00%, 07/01/2058	750	753,949

144 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035	$500	$518,130
5.00%, 01/01/2036	500	517,312
5.00%, 01/01/2037	500	515,488
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(e)	6,750	5,980,062
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,795	1,812,861
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	1,150	1,128,640
5.75%, 02/01/2052(c)	1,500	1,498,649
6.00%, 02/01/2062(c)	1,700	1,727,917
Wisconsin Public Finance Authority (CHF – Wilmington LLC) AGM Series 2018 5.00%, 07/01/2053	3,315	3,349,498
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(c)	2,825	2,834,834
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052	15,000	15,643,743
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(c)	1,000	684,671
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 03/01/2045(c)	3,465	3,471,669

abfunds.com	AB MUNICIPAL INCOME FUND | 145

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	$2,000	$2,033,438
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(c)	5,000	3,674,405
Series 2022 4.00%, 06/01/2049(c)	990	761,748
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(c)	1,000	1,000,141
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	2,000	1,850,622

		62,091,340

Total Municipal Obligations (cost $1,867,104,679)		1,811,387,402

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.6%
Agency CMBS – 0.9%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	4,826	4,634,374
Series 2021-2, Class X 0.82%, 03/25/2035(k)	2,413	110,338
Series 2021-3, Class A 3.25%, 08/20/2036	961	865,230
Series 2021-3, Class X 0.77%, 08/20/2036(k)	2,211	110,765
Federal Home Loan Mortgage Corp. Series 2024-ML21, Class AUS 4.62%, 08/25/2041	3,224	3,291,438
Series 2021-ML10, Class ACA 2.046%, 06/25/2038	964	743,491
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,256	959,100

146 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML12, Class AUS 2.34%, 07/25/2041	$1,951	$1,550,410
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(k)	1,540	81,411
Series 2022-ML13, Class XUS 0.98%, 09/25/2036(k)	2,632	172,586
Series M052, Class A 2.65%, 06/15/2036	5,285	4,262,016

		16,781,159

Non-Agency Fixed Rate CMBS – 0.7%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	4,940	4,467,308
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	547	537,580
Series 2021-1, Class A 3.50%, 11/20/2035	952	888,242
City of Fort Wayne IN 10.75%, 12/01/2029(d)	105	11
National Finance Authority Series 2022-2, Class X 0.652%, 10/01/2036(k)	3,915	182,520
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	4,966	4,719,032
Series 2022-1, Class X 0.334%, 09/20/2036(k)	6,048	129,847
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	2,259	2,001,150
Series 2021-1, Class X 0.726%, 12/20/2035(k)	1,911	83,094
Series 2023-1, Class X 1.448%, 04/20/2037(k)	4,980	530,855

		13,539,639

Total Commercial Mortgage-Backed Securities (cost $36,080,937)		30,320,798

abfunds.com	AB MUNICIPAL INCOME FUND | 147

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	$1,573	$1,532,294
5.25%, 07/01/2036	1,655	1,662,085
5.25%, 07/01/2041	1,125	1,095,666

Total Asset-Backed Securities (cost $4,335,754)		4,290,045

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(h)(j)(l) (cost $969,221)	53,964	157,035

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(m)(n)(o) (cost $10,267,244)	10,267,244	10,267,244

Total Investments – 100.4% (cost $1,918,757,835)		1,856,422,524
Other assets less liabilities – (0.4)%		(7,715,396)

Net Assets – 100.0%		$1,848,707,128

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2024	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	(5.00)%	Quarterly	3.34%	USD 27,690	$ (2,150,222)	$ (1,812,893)	$ (337,329)

*	Termination date

148 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	30,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(1,840,642)	$	– 0	–	$(1,840,642)
USD	20,000	01/15/2027	1 Day SOFR	2.143%	Annual	(1,451,061)		– 0	–	(1,451,061)
USD	42,100	07/31/2029	1 Day SOFR	4.109%	Annual	(386,111)		– 0	–	(386,111)
USD	34,900	07/31/2029	1 Day SOFR	3.975%	Annual	(592,558)		– 0	–	(592,558)
USD	40,800	07/31/2030	1 Day SOFR	4.032%	Annual	(824,752)		– 0	–	(824,752)
USD	15,600	11/01/2030	1 Day SOFR	4.105%	Annual	(201,549)		– 0	–	(201,549)
USD	6,100	01/08/2031	1 Day SOFR	3.580%	Annual	(253,851)		– 0	–	(253,851)

						$(5,550,524)	$	– 0	–	$(5,550,524)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	22,105	10/09/2029	1.125%	SIFMA*	Quarterly	$2,284,141	$	– 0	–	$2,284,141
Morgan Stanley Capital Services LLC	USD	7,000	04/21/2025	MMD 10 Year^	3.220%	Maturity	(106,531)		– 0	–	(106,531)
Bank of America, NA	USD	10,000	05/21/2025	MMD 5 Year^	3.200%	Maturity	(94,833)		– 0	–	(94,833)
Citibank, NA	USD	15,000	08/30/2024	MMD 5 Year^	3.200%	Maturity	38,994		– 0	–	38,994
Citibank, NA	USD	15,000	08/26/2024	MMD 5 Year^	3.250%	Maturity	(7,847)		– 0	–	(7,847)
Citibank, NA	USD	8,000	09/26/2024	MMD 5 Year^	3.490%	Maturity	123,059		– 0	–	123,059
JPMorgan Chase Bank, NA	USD	7,000	03/27/2025	MMD 5 Year^	2.920%	Maturity	(144,500)		– 0	–	(144,500)
Morgan Stanley Capital Services LLC	USD	15,000	04/16/2025	MMD 5 Year^	3.040%	Maturity	(235,423)		– 0	–	(235,423)
Morgan Stanley Capital Services LLC	USD	10,000	05/09/2025	MMD 5 Year^	3.050%	Maturity	(161,358)		– 0	–	(161,358)
Morgan Stanley Capital Services LLC	USD	10,000	05/27/2025	MMD 5 Year^	3.310%	Maturity	(46,262)		– 0	–	(46,262)

							$1,649,440	$	– 0	–	$1,649,440

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2024.

(b)	When-Issued or delayed delivery security.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $193,095,635 or 10.4% of net assets.

abfunds.com	AB MUNICIPAL INCOME FUND | 149

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

(d)	Defaulted.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.53% of net assets as of May 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$4,770,942	$4,574,040	0.25%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022 – 07/20/2022	4,116,975	223,500	0.01%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	2,465,054	1,853,047	0.10%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	3,581,381	2,404,742	0.13%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	1,234,360	1,224,634	0.07%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,750,000	1,750,303	0.09%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	02/25/2022 – 10/20/2022	1,293,300	842,861	0.05%
University of Toledo Series 2023-B 4.617%, 06/01/2036	06/30/2023	9,775,000	9,492,282	0.51%

150 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	$6,750,000	$5,980,062	0.32%

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2024.

(g)	Inverse floater security.

(h)	Fair valued by the Adviser.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2036	05/22/2015	$1,528,934	$	– 0	–	0.00%
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-A 5.00%, 11/15/2045	05/07/2015 – 11/10/2015	3,128,630		– 0	–	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	04/08/2010	2,094,247		1,334,601		0.07%

(k)	IO – Interest Only.

(l)	Non-income producing security.

(m)	Affiliated investments.

(n)	The rate shown represents the 7-day yield as of period end.

(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.4% and 0.0%, respectively.

abfunds.com	AB MUNICIPAL INCOME FUND | 151

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CFD – Community Facilities District

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MMD – Municipal Market Data

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

MUNIPSA – SIFMA Municipal Swap Index

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

152 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS

AB NEW YORK PORTFOLIO

May 31, 2024

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.5%
Long-Term Municipal Bonds – 97.5%
New York – 91.0%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,530,181
Series 2020 4.00%, 11/01/2045	1,000	869,436
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 07/01/2047	1,000	760,021
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042	2,250	2,291,863
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	940	940,646
Build NYC Resource Corp. (City University of New York (The)) Series 2014-A 5.00%, 06/01/2030	1,110	1,110,341
5.00%, 06/01/2033	1,320	1,320,374
5.00%, 06/01/2034	550	550,139
Build NYC Resource Corp. (Classical Charter School, Inc.) Series 2023 4.75%, 06/15/2058	760	706,747
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,125	2,168,618
5.75%, 06/01/2062(a)	1,905	1,934,352
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2052	1,275	1,236,614
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2052	975	963,950
5.00%, 07/01/2056	1,410	1,378,937
5.00%, 07/01/2062	6,000	5,801,034

abfunds.com	AB MUNICIPAL INCOME FUND | 153

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	$1,500	$1,372,511
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,041,350
5.25%, 07/01/2062	3,000	3,045,104
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	2,555	1,533,000
5.50%, 11/01/2044	1,625	975,000
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	1,000	950,451
Build NYC Resource Corp. (South Bronx Charter School For International Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	1,200	1,280,179
City of New York NY Series 2016-B 5.00%, 12/01/2034	2,000	2,044,170
Series 2021 1.396%, 08/01/2027	5,905	5,280,215
1.723%, 08/01/2029	2,475	2,111,848
1.823%, 08/01/2030	2,210	1,840,415
Series 2024-D 5.25%, 04/01/2054	5,000	5,430,485
Series 2024-I 5.00%, 04/01/2034	1,620	1,833,681
City of New York NY (Pre-refunded - US Treasuries) Series 2021 1.723%, 08/01/2029	525	453,721
1.823%, 08/01/2030	790	666,662
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	6,400	6,280,666
Series 2020-B 5.918%, 07/01/2039	1,405	1,364,531

154 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.50%, 06/15/2057	$5,000	$5,062,928
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	1,845	1,845,639
5.00%, 07/01/2039	1,100	1,100,037
Series 2018 5.00%, 07/01/2048	1,495	1,466,477
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2042	5,000	5,116,657
Long Island Power Authority Series 2014-A 5.00%, 09/01/2035	1,000	1,002,012
Series 2016-B 5.00%, 09/01/2030	5,000	5,156,801
5.00%, 09/01/2033	3,515	3,622,930
Series 2023-E 5.00%, 09/01/2048	5,000	5,380,725
Metropolitan Transportation Authority Series 2010 6.814%, 11/15/2040	2,000	2,175,539
Series 2021 3.994% (SOFR + 0.43%), 11/01/2026(b)	480	478,126
AGM Series 2021 4.364% (SOFR + 0.80%), 11/01/2032(b)	1,285	1,283,766
BAM Series 2024-A 4.00%, 11/15/2048	6,000	5,648,198
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034	10,740	11,143,314
5.25%, 11/15/2035	5,000	5,180,405
Metropolitan Transportation Authority (Pre-refunded - US Govt Agencies) Series 2014-B 5.00%, 11/15/2044	12,000	12,006,566
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024-A 5.37%, 12/19/2024	1,500	1,499,773

abfunds.com	AB MUNICIPAL INCOME FUND | 155

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	$2,000	$2,017,766
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2017 5.00%, 12/01/2034	1,150	1,166,700
Series 2020 4.00%, 12/01/2038	1,200	1,127,226
4.00%, 12/01/2039	1,000	932,991
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	1,848,242
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(c)(d)	1,447	433,276
9.00%, 01/01/2041(c)(d)(e)	720	720,000
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 5.00%, 07/01/2043	1,195	1,211,417
5.00%, 07/01/2055	3,250	3,164,555
New York City Municipal Water Finance Authority Series 2015-G 5.00%, 06/15/2039	1,445	1,460,559
Series 2022-A 5.25%, 06/15/2052	10,000	10,801,518
Series 2023 5.25%, 06/15/2053	4,500	4,888,582
Series 2024-C 4.25%, 06/15/2054	3,000	2,934,865
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2042	7,000	7,965,823

156 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015-S 5.00%, 07/15/2035	$5,160	$5,217,652
Series 2016-S 5.00%, 07/15/2034	1,000	1,017,628
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-A 5.00%, 08/01/2034	2,000	2,003,171
Series 2016-F 5.00%, 02/01/2032	10,000	10,206,371
Series 2020 5.00%, 11/01/2024	6,925	6,964,229
New York Convention Center Development Corp. (New York City Hotel Unit Fee Revenue Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034	9,220	9,358,894
5.00%, 11/15/2035	6,000	6,089,691
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	2,200	2,203,823
5.375%, 11/15/2040(a)	700	702,679
7.25%, 11/15/2044(a)	1,280	1,288,904
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	7,017,467
2.80%, 09/15/2069	5,780	5,137,824
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	3,000	2,430,428
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053	3,000	3,223,082
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	1,310	1,163,110

abfunds.com	AB MUNICIPAL INCOME FUND | 157

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	$5,000	$5,612,185
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032(a)	1,000	929,000
5.00%, 12/01/2033(a)	1,000	919,249
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031	3,000	3,012,241
5.00%, 07/01/2033	3,000	3,008,747
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	375	371,268
5.00%, 07/01/2051	1,200	1,162,267
Series 2022-2 5.00%, 07/01/2037	200	205,619
5.00%, 07/01/2042	275	276,517
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	1,950	1,975,933
5.00%, 08/01/2033	2,000	2,026,459
5.00%, 08/01/2035	1,515	1,533,291
Series 2020 4.00%, 09/01/2037	800	751,229
4.00%, 09/01/2039	1,345	1,236,389
AGM Series 2020 3.00%, 09/01/2050	3,000	2,093,045
New York State Dormitory Authority (New School (The)) Series 2016-A 5.00%, 07/01/2035	2,815	2,880,199
5.00%, 07/01/2036	3,000	3,065,708
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015-A 5.00%, 05/01/2033	5,000	5,032,811
New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 07/01/2031	1,000	1,002,565

158 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	$1,000	$1,022,937
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2036	1,115	1,188,416
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2033	1,000	1,012,042
5.00%, 07/01/2034	1,000	1,011,591
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2033	12,095	12,551,083
Series 2024-B
5.113%, 03/15/2025	1,000	997,793
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047	5,625	5,441,389
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2019 2.875%, 12/01/2044(a)	3,125	2,852,308
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-K 5.00%, 01/01/2031	7,500	7,542,771
5.00%, 01/01/2032	5,000	5,028,514
Series 2016-A 5.25%, 01/01/2056	2,940	2,973,722
Series 2024-P 5.00%, 01/01/2025	1,500	1,511,736
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	2,395	2,471,782
5.00%, 01/01/2036	13,850	14,239,948
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2046	11,000	9,206,615

abfunds.com	AB MUNICIPAL INCOME FUND | 159

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 4.00%, 12/01/2038	$1,050	$1,013,534
4.00%, 12/01/2042	1,940	1,810,359
5.00%, 12/01/2031	1,150	1,211,269
Series 2022 4.00%, 12/01/2042	2,000	1,861,601
New York Transportation Development Corp. (JFK NTO LLC) AGM Series 2023 5.00%, 06/30/2049	1,000	1,026,510
5.125%, 06/30/2060	5,000	5,156,257
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 4.00%, 07/01/2032	2,000	1,943,428
4.00%, 07/01/2033	2,250	2,179,674
5.00%, 07/01/2034	2,490	2,489,848
5.00%, 07/01/2046	2,000	1,987,662
5.25%, 01/01/2050	3,030	3,012,464
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	5,000	4,555,838
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	2,405	2,580,617
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	1,400	1,330,688
Series 2022 4.00%, 07/01/2042	525	450,848
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2031	5,000	5,007,606
Series 2020-2 4.00%, 07/15/2045	5,000	4,672,857
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 01/01/2040	2,600	2,664,548

160 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	$2,500	$2,501,224
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2040	1,500	1,495,008
Suffolk Regional Off-Track Betting Co. Series 2024 5.75%, 12/01/2044	1,600	1,652,324
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050	4,855	4,335,701
Triborough Bridge & Tunnel Authority Series 2017-B 5.00%, 11/15/2036	3,000	3,106,001
Series 2020-A 5.00%, 11/15/2049	3,000	3,141,967
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	3,500	2,763,453
Series 2021-C 5.00%, 05/15/2051	10,000	10,547,959
Series 2022 4.614% (SOFR + 1.05%), 04/01/2026(b)	2,500	2,505,051
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033	1,000	1,024,906
TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	3,350	2,878,023
Series 2017-A 5.00%, 06/01/2041	10,850	11,000,371
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,247,524
5.25%, 09/15/2042	135	107,293
5.25%, 09/15/2047	235	177,377
5.25%, 09/15/2053	505	366,364

abfunds.com	AB MUNICIPAL INCOME FUND | 161

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010-B 6.00%, 11/01/2030	$115	$115,142
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045	2,925	2,698,027
5.00%, 01/01/2051	2,505	2,510,465
Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 06/01/2042	1,000	992,930
5.00%, 06/01/2047	1,000	977,436
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	2,000	1,882,294
Westchester Tobacco Asset Securitization Corp. Series 2016-B 5.00%, 06/01/2041	1,830	1,858,794

		446,924,219

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	280	286,849
Series 2018 7.125%, 09/01/2038(a)	935	1,003,241

		1,290,090

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	45	45,081
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	440	440,100

		485,181

162 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Georgia – 0.0%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	$100	$102,854
5.00%, 01/01/2039	100	102,169

		205,023

Guam – 2.1%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	500	416,836
Series 2023 5.25%, 10/01/2031	175	174,745
5.25%, 10/01/2036	585	578,006
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,000	1,023,203
5.00%, 10/01/2037	1,500	1,531,178
5.00%, 10/01/2038	1,930	1,964,784
Series 2022-A 5.00%, 10/01/2044	1,100	1,117,765
Territory of Guam Series 2019 5.00%, 11/15/2031	95	95,480
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,760	3,487,441

		10,389,438

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	1,710	1,767,267
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2037	100	84,184
4.00%, 09/01/2041	115	90,959
5.00%, 09/01/2036	115	109,928
5.00%, 09/01/2038	100	93,335

		2,145,673

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(e)	745	516,292

abfunds.com	AB MUNICIPAL INCOME FUND | 163

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maryland – 0.1%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	$650	$535,377
Series 2019-B 3.70%, 06/01/2039(a)	200	165,617

		700,994

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	245	249,488

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c)(d)(e)(f)(g)	105	1,365
7.00%, 12/15/2043(c)(d)(e)(f)(g)	115	1,495

		2,860

Puerto Rico – 2.1%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	101	101,090
Zero Coupon, 07/01/2033	908	601,574
4.00%, 07/01/2046	211	189,812
5.625%, 07/01/2027	1,046	1,092,758
Series 2022-C Zero Coupon, 11/01/2043	61	37,719
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	1,290	1,353,982
5.00%, 07/01/2035(a)	1,295	1,348,611
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	710	706,655
NATL Series 2007-V 5.25%, 07/01/2034	1,000	985,362
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	140	137,726
6.625%, 01/01/2028	1,068	1,047,988

164 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(f)(g)	$248	$240,638
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	654	539,943
Series 2019-A 4.329%, 07/01/2040	675	670,573
4.55%, 07/01/2040	73	73,440
5.00%, 07/01/2058	1,160	1,156,184

		10,284,055

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	820	751,324
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	65	62,745
4.00%, 08/01/2038	130	123,649

		937,718

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,455	1,444,800
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	76,225
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(c)(d)(h)	1,000	630,000

		2,151,025

abfunds.com	AB MUNICIPAL INCOME FUND | 165

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)	$100	$82,551
5.00%, 01/01/2049(a)	105	82,573
5.00%, 01/01/2055(a)	305	231,239

		396,363

Wisconsin – 0.5%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	80,105
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(e)	1,250	1,107,419
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	365	366,222
5.00%, 10/01/2026(a)	390	393,543
5.00%, 10/01/2028(a)	225	230,338
5.00%, 10/01/2029(a)	100	102,959

		2,280,586

Total Municipal Obligations (cost $499,001,781)		478,959,005

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.3%
HTA HRRB Custodial Trust Series 2007-CC 5.25%, 07/01/2036	19	19,403
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	653	636,122
5.25%, 07/01/2036	563	565,026
5.25%, 07/01/2041	234	227,931

Total Asset-Backed Securities (cost $1,463,272)		1,448,482

166 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(d)(f)(g) (cost $421,410)	23,486	$68,344

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Energy – 0.0%
Red River Biorefinery LLC Series 2024 15.00%, 07/31/2024(e)(f)(g)	$5	1,500
Series 23A 15.00%, 07/31/2024(e)(f)(g)	20	6,000

Total Corporates - Non-Investment Grade (cost $25,000)		7,500

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(c)(d)	26	3
Jefferson County Industrial Development Agency Series 2019 5.25%, 01/01/2024(d)(e)(f)(g)(i)	670	145

Total Commercial Mortgage-Backed Securities (cost $695,929)		148

	Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(j)(k)(l) (cost $2,546,435)	2,546,435	2,546,435

Total Investments – 98.3% (cost $504,153,827)		483,029,914
Other assets less liabilities – 1.7%		8,298,433

Net Assets – 100.0%		$491,328,347

abfunds.com	AB MUNICIPAL INCOME FUND | 167

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2024	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	(5.00)%	Quarterly	3.34%	USD 5,000	$ (389,257)	$ (311,285)	$ (77,972)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(1,654,329)	$	– 0	–	$(1,654,329)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(319,118)		– 0	–	(319,118)
USD	2,700	01/15/2029	1 Day SOFR	3.315%	Annual	(133,018)		– 0	–	(133,018)
USD	9,600	07/31/2029	1 Day SOFR	4.461%	Annual	76,365		– 0	–	76,365
USD	5,200	07/31/2029	1 Day SOFR	4.042%	Annual	(72,789)		– 0	–	(72,789)
USD	11,100	11/01/2030	1 Day SOFR	4.190%	Annual	(88,882)		– 0	–	(88,882)
USD	17,800	07/31/2031	1 Day SOFR	4.059%	Annual	(145,109)		2,017		(147,126)

						$(2,336,880)		$2,017		$(2,338,897)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.125%	SIFMA*	Quarterly	$970,799	$	– 0	–	$970,799

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $32,208,701 or 6.6% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2024.

(c)	Defaulted.

(d)	Non-income producing security.

168 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.49% of net assets as of May 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	$105,000	$1,365	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	115,000	1,495	0.00%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019 – 07/23/2019	768,625	516,292	0.11%
Jefferson County Industrial Development Agency Series 2019 5.25%, 01/01/2024	12/09/2019	670,153	145	0.00%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 9.00%, 01/01/2041	09/03/2021	720,000	720,000	0.15%
Red River Biorefinery LLC Series 2024 15.00%, 07/31/2024	01/25/2024	5,000	1,500	0.00%
Red River Biorefinery LLC Series 23A 15.00%, 07/31/2024	05/31/2023	20,000	6,000	0.00%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	1,250,000	1,107,419	0.23%

(f)	Fair valued by the Adviser.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

abfunds.com	AB MUNICIPAL INCOME FUND | 169

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	01/07/2020	$1,039,070	$630,000	0.13%

(i)	Defaulted matured security.

(j)	Affiliated investments.

(k)	The rate shown represents the 7-day yield as of period end.

(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.2% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CMBS – Commercial Mortgage-Backed Securities

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

170 | AB MUNICIPAL INCOME FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024

	AB California		AB High Income Municipal
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,213,501,446 and $3,318,520,631 respectively)	$1,171,514,897		$2,971,668,821
Affiliated issuers (cost $2,448,099 and $8,116,755, respectively)	2,448,099		8,116,755
Cash	9,902		– 0	–
Cash collateral due from broker	2,864,727		27,218,540
Interest receivable	16,039,050		44,588,389
Receivable for capital stock sold	1,986,764		1,987,768
Unrealized appreciation on interest rate swaps	1,304,043		3,363,774
Receivable for investment securities sold	1,149,285		10,294,213
Receivable for variation margin on centrally cleared swaps	367,872		2,390,149
Affiliated dividends receivable	31,164		56,038
Receivable due from Adviser	914		61,885

Total assets	1,197,716,717		3,069,746,332

Liabilities
Due to custodian	– 0	–	5,818,597
Payable for investment securities purchased	35,140,704		66,856,437
Payable for capital stock redeemed	1,450,340		6,735,431
Cash collateral due to broker	1,300,000		2,643,000
Advisory fee payable	439,889		1,181,909
Dividends payable	349,297		1,388,147
Distribution fee payable	118,980		160,534
Administrative fee payable	30,849		41,629
Directors’ fees payable	9,100		15,190
Transfer Agent fee payable	5,436		17,572
Unrealized depreciation on interest rate swaps	– 0	–	3,004,003
Market value on credit default swaps (net premiums received $0 and $1,838,449, respectively)	– 0	–	2,284,622
Payable for floating rate notes issued(a)	– 0	–	186,705,000
Payable for terminated centrally cleared interest rate swaps	– 0	–	1,465,930
Accrued expenses and other liabilities	359,236		1,287,861

Total liabilities	39,203,831		279,605,862

Net Assets	$1,158,512,886		$2,790,140,470

Composition of Net Assets
Capital stock, at par	$111,644		$276,418
Additional paid-in capital	1,206,416,303		3,209,261,739
Accumulated loss	(48,015,061)		(419,397,687)

	$1,158,512,886		$2,790,140,470

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 171

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB California Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$482,717,237	46,519,678	$10.38	*

Class C	$20,782,146	2,003,378	$10.37

Advisor Class	$655,013,503	63,121,092	$10.38

AB High Income Municipal Portfolio

Class A	$559,773,322	55,433,098	$10.10	*

Class C	$48,159,440	4,771,883	$10.09

Advisor Class	$1,903,554,868	188,608,966	$10.09

Class Z	$278,652,840	27,604,493	$10.09

*	The maximum offering price per share for Class A of AB California Portfolio and AB High Income Municipal Portfolio were $10.70 and $10.41, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

172 | AB MUNICIPAL INCOME FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB National		AB New York
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,908,490,591 and $501,607,392, respectively)	$1,846,155,280		$480,483,479
Affiliated issuers (cost $10,267,244 and $2,546,435, respectively)	10,267,244		2,546,435
Cash	– 0	–	11
Cash collateral due from broker	7,352,902		2,483,556
Interest receivable	25,655,001		6,804,070
Receivable for investment securities sold	6,729,806		80,000
Unrealized appreciation on interest rate swaps	2,446,194		970,799
Receivable for capital stock sold	1,575,684		46,446
Receivable for variation margin on centrally cleared swaps	949,855		159,041
Affiliated dividends receivable	32,465		7,630
Receivable due from Adviser	14,154		28,910

Total assets	1,901,178,585		493,610,377

Liabilities
Due to custodian	1,429,021		– 0	–
Payable for investment securities purchased and swap transactions	42,043,494		– 0	–
Cash collateral due to broker	2,670,000		950,000
Payable for capital stock redeemed	3,284,803		685,243
Unrealized depreciation on interest rate swaps	796,754		– 0	–
Advisory fee payable	710,293		188,911
Payable for terminated centrally cleared interest rate swaps	556,377		– 0	–
Custody and accounting fees payable	379,563		207,516
Dividends payable	280,539		27,248
Distribution fee payable	102,773		75,373
Administrative fee payable	38,112		44,068
Transfer Agent fee payable	15,760		4,562
Directors’ fees payable	11,607		6,871
Accrued expenses	152,361		92,238

Total liabilities	52,471,457		2,282,030

Net Assets	$1,848,707,128		$491,328,347

Composition of Net Assets
Capital stock, at par	$193,737		$53,659
Additional paid-in capital	1,974,594,495		540,061,767
Accumulated loss	(126,081,104)		(48,787,079)

	$1,848,707,128		$491,328,347

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 173

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB National Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$406,540,091	42,605,413	$9.54	*

Class C	$17,782,065	1,865,783	$9.53

Advisor Class	$1,424,384,972	149,266,250	$9.54

AB New York Portfolio

Class A	$305,467,469	33,363,478	$9.16	*

Class C	$11,270,387	1,231,463	$9.15

Advisor Class	$174,590,491	19,063,848	$9.16

*	The maximum offering price per share for Class A of AB National Portfolio and AB New York Portfolio were $9.84 and $9.44, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

174 | AB MUNICIPAL INCOME FUND	abfunds.com

STATEMENT OF OPERATIONS

Year Ended May 31, 2024

	AB California		AB High Income Municipal
Investment Income
Interest	$40,500,770		$150,262,470
Dividends – Affiliated issuers	1,233,516		1,811,096
Other income	17,189		56,118

Total income	41,751,475		152,129,684

Expenses
Advisory fee (see Note B)	4,835,589		14,212,246
Distribution fee – Class A	1,162,205		1,441,348
Distribution fee – Class C	232,630		590,316
Transfer agency – Class A	117,087		170,128
Transfer agency – Class C	5,983		18,093
Transfer agency – Advisor Class	147,885		585,475
Transfer agency – Class Z	– 0	–	54,512
Custody and accounting	115,143		247,720
Administrative	87,513		101,713
Printing	54,726		235,136
Audit and tax	54,272		64,380
Registration fees	53,060		178,655
Legal	43,875		180,796
Directors’ fees	32,661		56,000
Miscellaneous	40,397		92,802

Total expenses before interest expense	6,983,026		18,229,320
Interest expense	7,194		11,451,880

Total expenses	6,990,220		29,681,200
Less: expenses waived and reimbursed by the Adviser (see Note B)	(247,669)		(294,979)

Net expenses	6,742,551		29,386,221

Net investment income	35,008,924		122,743,463

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(6,418,498)		(63,739,641)
Affiliated Underlying Portfolios	– 0	–	77,980
Swaps	982,920		54,975,678
Net change in unrealized appreciation/depreciation of:
Investments	15,439,809		60,910,284
Swaps	(4,129,644)		(75,371,174)

Net gain (loss) on investment transactions	5,874,587		(23,146,873)

Net Increase in Net Assets from Operations	$40,883,511		$99,596,590

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 175

STATEMENT OF OPERATIONS (continued)

	AB National	AB New York
Investment Income
Interest	$71,166,832	$18,987,251
Dividends – Affiliated issuers	1,346,612	283,074
Other income	30,840	4,263

Total income	72,544,284	19,274,588

Expenses
Advisory fee (see Note B)	8,017,019	2,296,784
Distribution fee – Class A	1,039,163	809,374
Distribution fee – Class C	206,744	142,756
Transfer agency – Class A	181,153	112,899
Transfer agency – Class C	9,673	5,048
Transfer agency – Advisor Class	586,123	59,910
Custody and accounting	173,160	92,076
Registration fees	114,353	49,946
Administrative	94,360	102,424
Printing	91,696	43,516
Audit and tax	55,717	55,717
Legal	50,247	39,805
Directors’ fees	41,786	25,232
Miscellaneous	57,886	31,393

Total expenses before interest expense	10,719,080	3,866,880
Interest expense	4,781	4,539

Total expenses	10,723,861	3,871,419
Less: expenses waived and reimbursed by the Adviser (see Note B)	(601,141)	(369,792)

Net expenses	10,122,720	3,501,627

Net investment income	62,421,564	15,772,961

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(21,579,506)	(9,674,617)
Swaps	7,868,891	6,109,850
Net change in unrealized appreciation/depreciation of:
Investments	31,728,439	11,011,632
Swaps	(20,111,167)	(9,460,860)

Net loss on investment transactions	(2,093,343)	(2,013,995)

Contributions from Affiliates (see Note B)	1,750	– 0	–

Net Increase in Net Assets from Operations	$60,329,971	$13,758,966

See notes to financial statements.

176 | AB MUNICIPAL INCOME FUND	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	AB California
	Year Ended May 31, 2024	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$35,008,924	$29,290,330
Net realized loss on investment transactions	(5,435,578)	(4,952,153)
Net change in unrealized appreciation (depreciation) of investments	11,310,165	(22,946,120)

Net increase in net assets from operations	40,883,511	1,392,057
Distributions to Shareholders
Class A	(14,304,887)	(14,157,982)
Class C	(541,053)	(611,383)
Advisor Class	(19,522,643)	(15,739,733)
Capital Stock Transactions
Net increase	158,125,513	48,590,085

Total increase	164,640,441	19,473,044
Net Assets
Beginning of period	993,872,445	974,399,401

End of period	$1,158,512,886	$993,872,445

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 177

STATEMENT OF CHANGES IN NET ASSETS (continued)

AB High Income Municipal
Year Ended May 31, 2024	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$122,743,463	$125,194,606
Net realized loss on investment transactions	(8,685,983)	(32,181,715)
Net change in unrealized appreciation (depreciation) of investments	(14,460,890)	(239,713,482)
Contributions from Affiliates (see Note B)	– 0	–	175,936

Net increase (decrease) in net assets from operations	99,596,590	(146,524,655)
Distributions to Shareholders
Class A	(22,746,310)	(26,625,590)
Class C	(1,884,722)	(2,916,733)
Advisor Class	(83,153,491)	(98,881,284)
Class Z	(11,075,099)	(1,543,155)
Capital Stock Transactions
Net decrease	(203,153,853)	(204,078,550)

Total decrease	(222,416,885)	(480,569,967)
Net Assets
Beginning of period	3,012,557,355	3,493,127,322

End of period	$2,790,140,470	$3,012,557,355

See notes to financial statements.

178 | AB MUNICIPAL INCOME FUND	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

AB National
Year Ended May 31, 2024	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$62,421,564	$51,704,891
Net realized loss on investment transactions	(13,710,615)	(31,181,172)
Net change in unrealized appreciation (depreciation) of investments	11,617,272	(36,340,228)
Contributions from Affiliates (see Note B)	1,750	– 0	–

Net increase (decrease) in net assets from operations	60,329,971	(15,816,509)
Distributions to Shareholders
Class A	(12,927,842)	(12,935,134)
Class C	(485,855)	(595,071)
Advisor Class	(45,283,422)	(38,718,833)
Capital Stock Transactions
Net increase (decrease)	166,437,839	(63,268,055)

Total increase (decrease)	168,070,691	(131,333,602)
Net Assets
Beginning of period	1,680,636,437	1,811,970,039

End of period	$1,848,707,128	$1,680,636,437

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 179

STATEMENT OF CHANGES IN NET ASSETS (continued)

AB New York
Year Ended May 31, 2024	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$15,772,961	$15,053,747
Net realized loss on investment transactions	(3,564,767)	(10,211,148)
Net change in unrealized appreciation (depreciation) of investments	1,550,772	(11,206,726)
Contributions from Affiliates (see Note B)	– 0	–	1,866

Net increase (decrease) in net assets from operations	13,758,966	(6,362,261)
Distributions to Shareholders
Class A	(9,260,984)	(9,592,719)
Class C	(299,492)	(417,976)
Advisor Class	(5,359,638)	(5,255,441)
Capital Stock Transactions
Net decrease	(45,498,389)	(37,823,599)

Total decrease	(46,659,537)	(59,451,996)
Net Assets
Beginning of period	537,987,884	597,439,880

End of period	$491,328,347	$537,987,884

See notes to financial statements.

180 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2024

NOTE A

Significant Accounting Policies

AB Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. The AB California Portfolio, AB National Portfolio and AB New York Portfolio offer Class A, Class C and Advisor Class shares. The AB High Income Municipal Portfolio offers Class A, Class C, Advisor Class and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Class Z shares have been authorized but currently are not being offered for AB California Portfolio, AB National Portfolio and AB New York Portfolio. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the

abfunds.com	AB MUNICIPAL INCOME FUND | 181

NOTES TO FINANCIAL STATEMENTS (continued)

“Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

182 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to

abfunds.com	AB MUNICIPAL INCOME FUND | 183

NOTES TO FINANCIAL STATEMENTS (continued)

Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of May 31, 2024:

AB California Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,141,809,534		$295,929		$1,142,105,463
Commercial Mortgage-Backed Securities		– 0	–	27,046,811		– 0	–	27,046,811
Asset-Backed Securities		– 0	–	2,278,576		– 0	–	2,278,576
Preferred Stocks		– 0	–	– 0	–	84,047		84,047
Short-Term Investments		2,448,099		– 0	–	– 0	–	2,448,099

Total Investments in Securities		2,448,099		1,171,134,921		379,976		1,173,962,996
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	12,693,506		– 0	–	12,693,506	(b)
Interest Rate Swaps		– 0	–	1,304,043		– 0	–	1,304,043
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(3,262,381)		– 0	–	(3,262,381	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,879,792)		– 0	–	(1,879,792	)(b)

Total		$2,448,099		$1,179,990,297		$379,976		$1,182,818,372

184 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB High Income Municipal Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$2,889,741,499		$2,652,853	(c)	$2,892,394,352
Commercial Mortgage-Backed Securities		– 0	–	47,463,271		– 0	–	47,463,271
Corporates – Non-Investment Grade		– 0	–	8,146,115		10,218,559		18,364,674
Corporates – Investment Grade		– 0	–	6,458,130		– 0	–	6,458,130
Asset-Backed Securities		– 0	–	6,343,448		– 0	–	6,343,448
Preferred Stocks		– 0	–	– 0	–	644,946		644,946
Short-Term Investments		8,116,755		– 0	–	– 0	–	8,116,755

Total Investments in Securities		8,116,755		2,958,152,463		13,516,358	(c)	2,979,785,576
Other Financial Instruments(a):
Assets:
Interest Rate Swaps		– 0	–	3,363,774		– 0	–	3,363,774
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(10,053,277)		– 0	–	(10,053,277	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(16,363,665)		– 0	–	(16,363,665	)(b)
Credit Default Swaps		– 0	–	(2,284,622)		– 0	–	(2,284,622)
Interest Rate Swaps		– 0	–	(3,004,003)		– 0	–	(3,004,003)

Total		$8,116,755		$2,929,810,670		$13,516,358	(c)	$2,951,443,783

abfunds.com	AB MUNICIPAL INCOME FUND | 185

NOTES TO FINANCIAL STATEMENTS (continued)

AB National Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,810,834,481		$552,921	(c)	$1,811,387,402
Commercial Mortgage-Backed Securities		– 0	–	30,320,798		– 0	–	30,320,798
Asset-Backed Securities		– 0	–	4,290,045		– 0	–	4,290,045
Preferred Stocks		– 0	–	– 0	–	157,035		157,035
Short-Term Investments		10,267,244		– 0	–	– 0	–	10,267,244

Total Investments in Securities		10,267,244		1,845,445,324		709,956	(c)	1,856,422,524
Other Financial Instruments(a):
Assets:
Interest Rate Swaps		– 0	–	2,446,194		– 0	–	2,446,194
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(2,150,222)		– 0	–	(2,150,222	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(5,550,524)		– 0	–	(5,550,524	)(b)
Interest Rate Swaps		– 0	–	(796,754)		– 0	–	(796,754)

Total		$10,267,244		$1,839,394,018		$709,956	(c)	$1,850,371,218

186 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB New York Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$478,715,507		$243,498		$478,959,005
Asset-Backed Securities		– 0	–	1,448,482		– 0	–	1,448,482
Preferred Stocks		– 0	–	– 0	–	68,344		68,344
Corporates – Non-Investment Grade		– 0	–	– 0	–	7,500		7,500
Commercial Mortgage-Backed Securities		– 0	–	3		145		148
Short-Term Investments		2,546,435		– 0	–	– 0	–	2,546,435

Total Investments in Securities		2,546,435		480,163,992		319,487		483,029,914
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	76,365		– 0	–	76,365	(b)
Interest Rate Swaps		– 0	–	970,799		– 0	–	970,799
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(389,257)		– 0	–	(389,257	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(2,413,245)		– 0	–	(2,413,245	)(b)

Total		$2,546,435		$478,408,654		$319,487		$481,274,576

AB High Income Municipal Portfolio holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Portfolio held securities with zero market value at period end.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

abfunds.com	AB MUNICIPAL INCOME FUND | 187

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

188 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolios pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
AB California	.45%	.40%	.35%
AB High Income Municipal	.50%	.45%	.40%
AB National	.45%	.40%	.35%
AB New York	.45%	.40%	.35%

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses (excluding interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses) on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class	Class Z
AB California	.75%	1.50%	.50%	N/A
AB High Income Municipal	.80%	1.55%	.55%	.55%
AB National	.75%	1.50%	.50%	N/A
AB New York	.75%	1.50%	.50%	N/A

This contractual agreement extends through September 30, 2024, for all Portfolios and may be extended by the Adviser for additional one year terms.

For the year ended May 31, 2024, such reimbursements amounted to $215,312, $241,276, $565,373 and $362,767 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the year ended May 31, 2024, the reimbursement for such services amounted to $87,513, $101,713, $94,360 and $102,424 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services

abfunds.com	AB MUNICIPAL INCOME FUND | 189

NOTES TO FINANCIAL STATEMENTS (continued)

and/or networking services. Such compensation retained by ABIS amounted to: AB California Portfolio, $69,001; AB High Income Municipal Portfolio, $238,554; AB National Portfolio, $200,028 and AB New York Portfolio, $56,734 for the year ended May 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the year ended May 31, 2024, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A	Class C
AB California	$428		$71,602	$4,411
AB High Income Municipal	– 0	–	44,155	4,798
AB National	251		5,126	2,539
AB New York	113		629	1,864

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the year ended May 31, 2024, such waivers amounted to:

Portfolio	Amount
AB California	$32,357
AB High Income Municipal	50,125
AB National	35,768
AB New York	7,025

In connection with the Portfolios’ investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Portfolios in an amount equal to the Portfolios’ pro rata share of the effective advisory fees of AB mutual

190 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

funds, as paid by the Portfolios as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until September 30, 2025. For the year ended May 31, 2024, such waivers and/or reimbursements amounted to $3,578 for AB High Income Municipal Portfolio.

A summary of the Portfolios’ transactions in AB mutual funds for the year ended May 31, 2024 is as follows:

AB Municipal Income Fund, Inc. – AB California Portfolio
Portfolio	Market Value 5/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,007	$360,644	$375,203	$2,448	$1,234

AB Municipal Income Fund, Inc. – AB High Income Municipal
													Distributions
Fund	Market Value 5/31/23 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 5/31/24 (000)		Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$5,642		$749,608	$747,133	$	– 0	–	$	– 0	–	$8,117		$1,772	$	– 0	–
AB Tax- Aware Short Duration Municipal ETF	– 0	–	4,954	5,032		78			– 0	–	– 0	–	39		– 0	–

Total						$78		$	– 0	–	$8,117		$1,811	$	– 0	–

AB Municipal Income Fund, Inc. – AB National Portfolio
Portfolio	Market Value 5/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$28,136	$537,848	$555,717	$10,267	$1,347

AB Municipal Income Fund, Inc. – AB New York Portfolio
Portfolio	Market Value 5/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,718	$129,192	$142,364	$2,546	$283

abfunds.com	AB MUNICIPAL INCOME FUND | 191

NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended May 31, 2024 and the year ended May 31, 2023, the Adviser reimbursed AB High Income Municipal Portfolio $0 and $175,936, AB National Portfolio $1,750 and $0, and AB New York Portfolio $0 and $1,866, respectively, for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB California	$7,521,531
AB High Income Municipal	3,710,247
AB National	7,084,459
AB New York	4,541,655

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

192 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended May 31, 2024, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB California	$411,277,230	$	– 0	–	$231,453,091	$	– 0	–
AB High Income Municipal	717,057,583		– 0	–	954,584,753		– 0	–
AB National	742,207,598		4,279,655		530,211,262		105,000
AB New York	172,920,094		– 0	–	197,704,339		– 0	–

As of May 31, 2024, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		Gross Unrealized		Net Unrealized Depreciation
Portfolio	Cost	Appreciation	(Depreciation)
AB California	$1,215,946,149	$22,503,620	$(55,573,641)	$(33,070,021)
AB High Income Municipal	3,136,429,486	49,984,317	(402,966,302)	(352,981,985)
AB National	1,918,417,178	22,029,729	(87,301,136)	(65,271,407)
AB New York	504,150,377	5,136,010	(27,075,527)	(21,939,517)

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

abfunds.com	AB MUNICIPAL INCOME FUND | 193

NOTES TO FINANCIAL STATEMENTS (continued)

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/(depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolios agree to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the

194 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended May 31, 2024, the AB California Portfolio and New York Portfolio held interest rate swaps for hedging purposes, AB High Income Municipal Portfolio and AB National Portfolio held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change

abfunds.com	AB MUNICIPAL INCOME FUND | 195

NOTES TO FINANCIAL STATEMENTS (continued)

in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended May 31, 2024, the Portfolios held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the

196 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended May 31, 2024, the AB High Income Municipal Portfolio held credit default swaps for hedging and non-hedging purposes, AB National Portfolio and New York Portfolio held credit default swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

abfunds.com	AB MUNICIPAL INCOME FUND | 197

NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended May 31, 2024, the Portfolios had entered into the following derivatives:

AB California Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$12,693,506	*	Payable for variation margin on centrally cleared swaps	$5,134,165	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	1,304,043

Total		$13,997,549			$5,134,165

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$982,920	$(4,129,644)

Total		$982,920	$(4,129,644)

AB High Income Municipal Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts			Payable for variation margin on centrally cleared swaps	$1,564,359	*

Interest rate contracts			Payable for variation margin on centrally cleared swaps	16,373,638	*

198 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Unrealized appreciation on interest rate swaps	$3,363,774	Unrealized depreciation on interest rate swaps	$3,004,003

Credit contracts			Market value on credit default swaps	2,284,622

Total		$3,363,774		$23,226,622

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$57,608,112	$(76,983,993)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(2,632,434)	1,612,819

Total		$54,975,678	$(75,371,174)

AB National Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts			Payable for variation margin on centrally cleared swaps	$337,329	*

Interest rate contracts			Payable for variation margin on centrally cleared swaps	5,550,524	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	$2,446,194	Unrealized depreciation on interest rate swaps	796,754

Total		$2,446,194		$6,684,607

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

abfunds.com	AB MUNICIPAL INCOME FUND | 199

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$8,637,445	$(19,923,219)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(768,554)	(187,948)

Total		$7,868,891	$(20,111,167)

AB New York Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$77,972	*
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$76,365	*	Payable for variation margin on centrally cleared swaps	2,415,262	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	970,799

Total		$1,047,164			$2,493,234

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$6,075,454	$(9,382,888)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	34,396	(77,972)

Total		$6,109,850	$(9,460,860)

200 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the year ended May 31, 2024:

AB California Portfolio
Interest Rate Swaps:
Average notional amount	$12,620,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$121,486,154
Centrally Cleared Inflation Swaps:
Average notional amount	$157,260,000

AB High Income Municipal Portfolio
Interest Rate Swaps:
Average notional amount	$258,413,077
Centrally Cleared Interest Rate Swaps:
Average notional amount	$662,027,692
Centrally Cleared Inflation Swaps:
Average notional amount	$794,620,000	(a)
Credit Default Swaps:
Average notional amount of sale contracts	$21,931,252
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$58,151,000	(b)
Average notional amount of sale contracts	$13,083,840	(c)

(a)	Positions were open for ten months during the year.

(b)	Positions were open for nine months during the year.

(c)	Positions were open for one month during the year.

AB National Portfolio
Interest Rate Swaps:
Average notional amount	$58,028,077
Centrally Cleared Interest Rate Swaps:
Average notional amount	$291,166,154
Centrally Cleared Inflation Swaps:
Average notional amount	$289,720,000	(a)
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$12,254,923
Average notional amount of sale contracts	$3,717,450	(b)

(a)	Positions were open for four months during the year.

(b)	Positions were open for one month during the year.

AB New York Portfolio
Interest Rate Swaps:
Average notional amount	$9,395,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$85,770,769
Centrally Cleared Inflation Swaps:
Average notional amount	$104,080,000	(a)
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$5,000,000	(b)

(a)	Positions were open for four months during the year.

(b)	Positions were open for two months during the year.

abfunds.com	AB MUNICIPAL INCOME FUND | 201

NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of May 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB California Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$1,304,043	$	– 0	–	$(1,300,000)	$	– 0	–	$4,043

Total	$1,304,043	$	– 0	–	$(1,300,000)	$	– 0	–	$4,043	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB High Income Municipal Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*		Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA/Citigroup Global Markets, Inc.	$2,675,588	$(236,097)	$(2,439,491)		$	– 0	–	$	– 0	–
Morgan Stanley Capital Services LLC	688,186	(688,186)	– 0	–		– 0	–		– 0	–

Total	$3,363,774	$(924,283)	$(2,439,491)		$	– 0	–		$0	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*		Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA	$417,795	$	– 0	–	$(417,795)		$	– 0	–	$	– 0	–
Citibank, NA/Citigroup Global Markets, Inc.	236,097		(236,097)		– 0	–		– 0	–		– 0	–
Credit Suisse International	797,154		– 0	–	(766,000)			– 0	–		31,154
Goldman Sachs International	1,051,405		– 0	–	(1,051,405)			– 0	–		– 0	–

202 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
JPMorgan Chase Bank, NA	$309,644	$	– 0	–	$	– 0	–	$	– 0	–	$309,644
Morgan Stanley Capital Services LLC	2,476,530		(688,186)			(1,788,344)			– 0	–	– 0	–

Total	$5,288,625		$(924,283)			$(4,023,544)		$	– 0	–	$340,798	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB National Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$2,446,194	$(7,847)	$(2,438,347)	$	– 0	–	$	– 0	–

Total	$2,446,194	$(7,847)	$(2,438,347)	$	– 0	–		$0	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*		Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA	$94,833	$	– 0	–	$(94,833)		$	– 0	–	$	– 0	–
Citibank, NA	7,847		(7,847)		– 0	–		– 0	–		– 0	–
JPMorgan Chase Bank, NA	144,500		– 0	–	– 0	–		– 0	–		144,500
Morgan Stanley Capital Services LLC	549,574		– 0	–	(260,000)			– 0	–		289,574

Total	$796,754		$(7,847)		$(354,833)		$	– 0	–		$434,074	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New York Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$970,799	$	– 0	–	$(950,000)	$	– 0	–	$20,799

Total	$970,799	$	– 0	–	$(950,000)	$	– 0	–	$20,799	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

abfunds.com	AB MUNICIPAL INCOME FUND | 203

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

The Fund has authorized 81.2 billion shares of capital stock. The allocation is as follow:

	Allocation of Shares (In Million)
Portfolio	Class A	Class B		Class C	Advisor	Class T	Class Z	Total
AB California	6,000	– 0	–	6,000	6,050	3,000	3,000	24,050
AB High Income Municipal	3,000	3,000		3,000	3,000	3,000	3,000	18,000
AB National	6,000	– 0	–	6,000	6,100	3,000	3,000	24,100
AB New York	3,000	– 0	–	3,000	3,050	3,000	3,000	15,050

Transactions in capital shares for each class were as follows:

	AB California Portfolio
	Shares		Amount
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023

Class A
Shares sold	12,103,791	7,704,647	$125,073,042	$79,007,479

Shares issued in reinvestment of dividends	769,829	694,841	7,952,106	7,144,424

Shares converted from Class C	366,415	175,932	3,761,457	1,813,791

Shares redeemed	(11,335,814)	(9,378,795)	(116,571,934)	(96,438,400)

Net increase (decrease)	1,904,221	(803,375)	$20,214,671	$(8,472,706)

Class C
Shares sold	400,821	636,890	$4,122,668	$6,584,371

Shares issued in reinvestment of dividends	38,143	41,605	393,737	427,499

Shares converted to Class A	(366,538)	(176,006)	(3,761,457)	(1,813,791)

Shares redeemed	(627,550)	(624,303)	(6,472,754)	(6,410,749)

Net decrease	(555,124)	(121,814)	$(5,717,806)	$(1,212,670)

Advisor Class
Shares sold	33,655,399	33,681,204	$346,123,881	$347,657,032

Shares issued in reinvestment of dividends	948,240	771,267	9,800,956	7,928,561

Shares redeemed	(20,747,034)	(29,013,615)	(212,296,189)	(297,310,132)

Net increase	13,856,605	5,438,856	$143,628,648	$58,275,461

204 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB High Income Municipal Portfolio
	Shares		Amount
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023

Class A
Shares sold	14,889,782	19,319,656	$148,557,006	$198,769,746

Shares issued in reinvestment of dividends	1,188,748	1,306,039	11,863,832	13,337,776

Shares converted from Class C	1,460,995	1,561,796	14,319,087	16,050,640

Shares redeemed	(23,254,765)	(31,301,164)	(231,239,403)	(320,723,483)

Net decrease	(5,715,240)	(9,113,673)	$(56,499,478)	$(92,565,321)

Class C
Shares sold	688,956	1,322,262	$6,945,569	$13,633,980

Shares issued in reinvestment of dividends	123,948	183,225	1,234,793	1,869,640

Shares converted to Class A	(1,462,127)	(1,562,652)	(14,319,087)	(16,050,640)

Shares redeemed	(1,780,462)	(3,064,799)	(17,758,692)	(31,179,111)

Net decrease	(2,429,685)	(3,121,964)	$(23,897,417)	$(31,726,131)

Advisor Class
Shares sold	64,981,724	123,855,777	$648,392,148	$1,274,580,071

Shares issued in reinvestment of dividends	4,504,556	5,654,607	44,943,172	57,704,686

Shares redeemed	(104,907,798)	(143,731,592)	(1,047,127,920)	(1,459,403,797)

Net decrease	(35,421,518)	(14,221,208)	$(353,792,600)	$(127,119,040)

Class Z
Shares sold	38,124,499	10,346,980	$384,616,078	$102,368,784

Shares issued in reinvestment of dividends	866,012	1,190	8,621,155	12,157

Shares redeemed	(16,357,554)	(5,488,975)	(162,201,591)	(55,048,999)

Net increase	22,632,957	4,859,195	$231,035,642	$47,331,942

abfunds.com	AB MUNICIPAL INCOME FUND | 205

NOTES TO FINANCIAL STATEMENTS (continued)

	AB National Portfolio
	Shares		Amount
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023

Class A
Shares sold	7,076,762	9,334,429	$67,291,820	$89,177,348

Shares issued in reinvestment of dividends	797,174	776,246	7,585,648	7,401,302

Shares converted from Class C	466,615	494,018	4,406,644	4,720,857

Shares redeemed	(10,198,931)	(17,637,628)	(96,886,982)	(168,516,029)

Net decrease	(1,858,380)	(7,032,935)	$(17,602,870)	$(67,216,522)

Class C
Shares sold	349,616	687,356	$3,328,322	$6,531,079

Shares issued in reinvestment of dividends	40,309	47,371	382,737	451,073

Shares converted to Class A	(467,261)	(494,595)	(4,406,644)	(4,720,857)

Shares redeemed	(642,223)	(956,464)	(6,097,819)	(9,092,887)

Net decrease	(719,559)	(716,332)	$(6,793,404)	$(6,831,592)

Advisor Class
Shares sold	71,640,300	95,485,368	$679,042,868	$913,030,211

Shares issued in reinvestment of dividends	3,358,852	2,815,718	31,956,034	26,867,436

Shares redeemed	(55,000,613)	(97,613,105)	(520,164,789)	(929,117,588)

Net increase	19,998,539	687,981	$190,834,113	$10,780,059

206 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB New York Portfolio
	Shares		Amount
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023

Class A
Shares sold	3,944,674	9,091,308	$35,577,569	$82,288,278

Shares issued in reinvestment of dividends	572,502	568,418	5,211,392	5,191,614

Shares converted from Class C	515,651	253,419	4,587,724	2,325,313

Shares redeemed	(9,012,605)	(12,649,008)	(81,174,687)	(115,098,325)

Net decrease	(3,979,778)	(2,735,863)	$(35,798,002)	$(25,293,120)

Class C
Shares sold	88,500	159,265	$808,820	$1,445,248

Shares issued in reinvestment of dividends	23,286	32,756	211,669	298,992

Shares converted to Class A	(516,043)	(253,550)	(4,587,724)	(2,325,313)

Shares redeemed	(354,858)	(487,429)	(3,219,375)	(4,460,159)

Net decrease	(759,115)	(548,958)	$(6,786,610)	$(5,041,232)

Advisor Class
Shares sold	7,654,137	11,804,628	$69,674,890	$108,076,760

Shares issued in reinvestment of dividends	300,751	281,205	2,740,666	2,569,640

Shares redeemed	(8,349,937)	(12,956,985)	(75,329,333)	(118,135,647)

Net decrease	(395,049)	(871,152)	$(2,913,777)	$(7,489,247)

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the

abfunds.com	AB MUNICIPAL INCOME FUND | 207

NOTES TO FINANCIAL STATEMENTS (continued)

possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Portfolios’ investment in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios invest from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

208 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolios may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater

abfunds.com	AB MUNICIPAL INCOME FUND | 209

NOTES TO FINANCIAL STATEMENTS (continued)

volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolios’ return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes Issued in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

210 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (LIBOR) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment

abfunds.com	AB MUNICIPAL INCOME FUND | 211

NOTES TO FINANCIAL STATEMENTS (continued)

decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the year ended May 31, 2024.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the tax years ended November 30, 2023 and November, 30, 2022 were as follows:

AB California Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$3,019,787	$795,296

Total taxable distributions	3,019,787	795,296
Tax exempt distributions	29,604,578	24,737,819

Total distributions paid	$32,624,365	$25,533,115

AB High Income Municipal Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$10,219,989	$8,386,933

Total taxable distributions	10,219,989	8,386,933
Tax exempt distributions	112,450,430	124,253,199

Total distributions paid	$122,670,419	$132,640,132

212 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB National Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$4,166,192	$1,383,281

Total taxable distributions	4,166,192	1,383,281
Tax exempt distributions	49,857,652	44,616,817

Total distributions paid	$54,023,844	$46,000,098

AB New York Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$1,340,951	$304,070

Total taxable distributions	1,340,951	304,070
Tax exempt distributions	13,914,418	14,319,973

Total distributions paid	$15,255,369	$14,624,043

As of November 30, 2023, the Portfolios’ most recent tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses(a)	Unrealized Appreciation (Depreciation)(b)	Total Accumulated Earnings (Deficit)(c)
AB California	$179,077	$(13,949,207)	$(37,118,523)	$(50,888,653)
AB High Income Municipal	1,012,090	(81,487,418)	(382,681,846)	(463,157,174)
AB National	684,290	(53,082,074)	(77,214,375)	(129,612,159)
AB New York	59,363	(24,837,162)	(27,422,767)	(52,200,566)

(a)

At November 30, 2023, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had capital loss carryforwards for federal income tax purposes. As of November 30, 2023, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had net capital loss carryforwards of $13,949,207, $81,487,418, $53,082,074, and $24,837,162, respectively.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, debt restructuring, and the tax treatment of tender option bonds.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

abfunds.com	AB MUNICIPAL INCOME FUND | 213

NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2023, the Portfolios’ most recent tax year end, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB California	$13,949,207	$	– 0	–
AB High Income Municipal	73,681,599		7,805,819
AB National	53,082,074		– 0	–
AB New York	24,837,162		– 0	–
During the current fiscal year, permanent differences primarily due to contributions from the Adviser resulted in a net decrease in accumulated loss and a net decrease in additional paid-capital. These reclassifications had no effect on net assets.

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At May 31, 2024, the amount of Floating Rate Notes outstanding was $186,705,000 and the related interest rate ranged from 3.39% to 4.40% for AB High Income Municipal Portfolio. At May 31, 2024, AB California Portfolio, AB National Portfolio and AB New York Portfolio did not have any Floating Rate Notes outstanding. For the year

214 | AB MUNICIPAL INCOME FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

ended May 31, 2024, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were as follows:

Portfolio	Average Amount Outstanding	Weighted Average Interest Rate
AB High Income Municipal	$264,631,831	4.25%

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolios’ financial statements as a secured borrowing. For the year ended May 31, 2024, AB California Portfolio engaged in such transactions.

The final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) were issued on December 10, 2013. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs, such as the Fund’s TOB transactions (as such programs were then previously or are presently structured), and (ii) continuing certain relationships with or certain services for residual interest bond programs.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

abfunds.com	AB MUNICIPAL INCOME FUND | 215

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class A
	Year Ended May 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.31	$ 10.60	$ 11.57	$ 10.96	$ 11.21

Income From Investment Operations

Net investment income(a)(b)	.32	.30	.24	.29	.33

Net realized and unrealized gain (loss) on investment transactions	.07	(.27)	(.99)	.61	(.25)

Net increase (decrease) in net asset value from operations	.39	.03	(.75)	.90	.08

Less: Dividends

Dividends from net investment income	(.32)	(.32)	(.22)	(.29)	(.33)

Net asset value, end of period	$ 10.38	$ 10.31	$ 10.60	$ 11.57	$ 10.96

Total Return

Total investment return based on net asset value(c)	3.82%	.31%	(6.57)%	8.30%	.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$482,717	$459,793	$481,440	$547,704	$494,992

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/ reimbursements(d)	.77%	.78%	.76%	.77%	.78%

Net investment income(a)	3.14%	2.94%	2.09%	2.54%	2.96%

Portfolio turnover rate	23%	30%	17%	23%	16%

See footnote summary on pages 228-229.

216 | AB MUNICIPAL INCOME FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class C
	Year Ended May 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.30	$ 10.60	$ 11.56	$ 10.96	$ 11.21

Income From Investment Operations

Net investment income(a)(b)	.25	.23	.15	.20	.25

Net realized and unrealized gain (loss) on investment transactions	.06	(.29)	(.97)	.61	(.26)

Net increase (decrease) in net asset value from operations	.31	(.06)	(.82)	.81	(.01)

Less: Dividends

Dividends from net investment income	(.24)	(.24)	(.14)	(.21)	(.24)

Net asset value, end of period	$ 10.37	$ 10.30	$ 10.60	$ 11.56	$ 10.96

Total Return

Total investment return based on net asset value(c)	3.05%	(.54)%	(7.19)%	7.40%	(.08)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,782	$26,359	$28,401	$41,511	$42,622

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waivers/ reimbursements(d)	1.52%	1.54%	1.51%	1.52%	1.53%

Net investment income(a)	2.38%	2.19%	1.33%	1.80%	2.21%

Portfolio turnover rate	23%	30%	17%	23%	16%

See footnote summary on pages 228-229.

abfunds.com	AB MUNICIPAL INCOME FUND | 217

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Advisor Class
	Year Ended May 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.31	$ 10.60	$ 11.57	$ 10.96	$ 11.21

Income From Investment Operations

Net investment income(a)(b)	.35	.33	.26	.32	.36

Net realized and unrealized gain (loss) on investment transactions	.07	(.28)	(.98)	.61	(.26)

Net increase (decrease) in net asset value from operations	.42	.05	(.72)	.93	.10

Less: Dividends

Dividends from net investment income	(.35)	(.34)	(.25)	(.32)	(.35)

Net asset value, end of period	$ 10.38	$ 10.31	$ 10.60	$ 11.57	$ 10.96

Total Return

Total investment return based on net asset value(c)	4.09%	.56%	(6.34)%	8.57%	.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$655,014	$507,720	$464,558	$451,056	$381,036

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.50%	.50%	.50%	.50%	.50%

Expenses, before waivers/ reimbursements(d)	.52%	.53%	.51%	.52%	.53%

Net investment income(a)	3.39%	3.19%	2.34%	2.78%	3.20%

Portfolio turnover rate	23%	30%	17%	23%	16%

See footnote summary on pages 228-229.

218 | AB MUNICIPAL INCOME FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class A
Year Ended May 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.14	$ 10.96	$ 12.25	$ 10.90	$ 11.65

Income From Investment Operations

Net investment income(a)(b)	.41	.40	.37	.39	.42

Net realized and unrealized gain (loss) on investment transactions	(.05)	(.81)	(1.29)	1.36	(.74)

Contributions from Affiliates	– 0	–	.00	(e)	.00	(e)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.36	(.41)	(.92)	1.75	(.32)

Less: Dividends

Dividends from net investment income	(.40)	(.41)	(.37)	(.40)	(.43)

Net asset value, end of period	$ 10.10	$ 10.14	$ 10.96	$ 12.25	$ 10.90

Total Return

Total investment return based on net asset value(c)	3.62%	(3.66)%	(7.68)%	16.40%	(2.97)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$559,773	$619,769	$769,846	$899,274	$680,380

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.20%	1.15%	.85%	.85%	.85%

Expenses, before waivers/ reimbursements(d)	1.21%	1.16%	.85%	.85%	.85%

Net investment income(a)	4.08%	3.87%	3.06%	3.27%	3.59%

Portfolio turnover rate	23%	26%	16%	16%	22%

See footnote summary on pages 228-229.

abfunds.com	AB MUNICIPAL INCOME FUND | 219

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class C
Year Ended May 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.13	$ 10.95	$ 12.25	$ 10.89	$ 11.65

Income From Investment Operations

Net investment income(a)(b)	.33	.32	.28	.30	.33

Net realized and unrealized gain (loss) on investment transactions	(.05)	(.80)	(1.30)	1.38	(.74)

Contributions from Affiliates	– 0	–	.00	(e)	.00	(e)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.28	(.48)	(1.02)	1.68	(.41)

Less: Dividends

Dividends from net investment income	(.32)	(.34)	(.28)	(.32)	(.35)

Net asset value, end of period	$ 10.09	$ 10.13	$ 10.95	$ 12.25	$ 10.89

Total Return

Total investment return based on net asset value(c)	2.84%	(4.38)%	(8.46)%	15.53%	(3.69)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,159	$72,948	$113,046	$177,019	$217,533

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.95%	1.90%	1.60%	1.60%	1.60%

Expenses, before waivers/ reimbursements(d)	1.96%	1.90%	1.60%	1.61%	1.60%

Net investment income(a)	3.32%	3.12%	2.30%	2.54%	2.85%

Portfolio turnover rate	23%	26%	16%	16%	22%

See footnote summary on pages 228-229.

220 | AB MUNICIPAL INCOME FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Advisor Class
Year Ended May 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.13	$ 10.95	$ 12.25	$ 10.89	$ 11.65

Income From Investment Operations

Net investment income(a)(b)	.43	.42	.40	.42	.45

Net realized and unrealized gain (loss) on investment transactions	(.05)	(.80)	(1.30)	1.37	(.75)

Contributions from Affiliates	– 0	–	.00	(e)	.00	(e)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.38	(.38)	(.90)	1.79	(.30)

Less: Dividends

Dividends from net investment income	(.42)	(.44)	(.40)	(.43)	(.46)

Net asset value, end of period	$ 10.09	$ 10.13	$ 10.95	$ 12.25	$ 10.89

Total Return

Total investment return based on net asset value(c)	3.88%	(3.42)%	(7.53)%	16.70%	(2.72)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,903,555	$2,269,449	$2,609,004	$2,618,340	$1,872,364

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.95%	.90%	.60%	.60%	.60%

Expenses, before waivers/ reimbursements(d)	.96%	.90%	.60%	.60%	.60%

Net investment income(a)	4.33%	4.12%	3.32%	3.52%	3.84%

Portfolio turnover rate	23%	26%	16%	16%	22%

See footnote summary on pages 228-229.

abfunds.com	AB MUNICIPAL INCOME FUND | 221

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class Z
Year Ended May 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.14	$ 10.96	$ 12.26	$ 10.90	$ 11.65

Income From Investment Operations

Net investment income(a)(b)	.44	.42	.40	.42	.43

Net realized and unrealized gain (loss) on investment transactions	(.07)	(.80)	(1.30)	1.37	(.71)

Contributions from Affiliates	– 0	–	.00	(e)	.00	(e)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.37	(.38)	(.90)	1.79	(.28)

Less: Dividends

Dividends from net investment income	(.42)	(.44)	(.40)	(.43)	(.47)

Net asset value, end of period	$ 10.09	$ 10.14	$ 10.96	$ 12.26	$ 10.90

Total Return

Total investment return based on net asset value(c)	3.78%	(3.41)%	(7.52)%	16.69%	(2.60)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$278,653	$50,391	$1,231	$1,845	$2,085

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.95%	.90%	.59%	.59%	.60%

Expenses, before waivers/ reimbursements(d)	.95%	.91%	.59%	.59%	.61%

Net investment income(a)	4.38%	4.20%	3.32%	3.55%	4.11%

Portfolio turnover rate	23%	26%	16%	16%	22%

See footnote summary on pages 228-229.

222 | AB MUNICIPAL INCOME FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Class A
Year Ended May 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.53	$ 9.88	$ 10.77	$ 10.20	$ 10.38

Income From Investment Operations

Net investment income(a)(b)	.32	.27	.22	.23	.27

Net realized and unrealized gain (loss) on investment transactions	(.01)	(.34)	(.91)	.58	(.19)

Contributions from Affiliates	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.31	(.07)	(.69)	.81	.08

Less: Dividends

Dividends from net investment income	(.30)	(.28)	(.20)	(.24)	(.26)

Net asset value, end of period	$ 9.54	$ 9.53	$ 9.88	$ 10.77	$ 10.20

Total Return

Total investment return based on net asset value(c)	3.27%	(.70)%	(6.45)%	8.00%	.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$406,540	$423,812	$508,814	$590,789	$549,816

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/ reimbursements(d)	.78%	.80%	.77%	.78%	.78%

Net investment income(a)	3.32%	2.85%	2.05%	2.21%	2.57%

Portfolio turnover rate	30%	32%	12%	24%	28%

See footnote summary on pages 228-229.

abfunds.com	AB MUNICIPAL INCOME FUND | 223

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Class C
Year Ended May 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.52	$ 9.87	$ 10.76	$ 10.19	$ 10.37

Income From Investment Operations

Net investment income(a)(b)	.24	.20	.14	.16	.19

Net realized and unrealized gain (loss) on investment transactions	– 0	–	(.34)	(.90)	.57	(.18)

Contributions from Affiliates	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.24	(.14)	(.76)	.73	.01

Less: Dividends

Dividends from net investment income	(.23)	(.21)	(.13)	(.16)	(.19)

Net asset value, end of period	$ 9.53	$ 9.52	$ 9.87	$ 10.76	$ 10.19

Total Return

Total investment return based on net asset value(c)	2.50%	(1.44)%	(7.16)%	7.20%	.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,782	$24,613	$32,583	$52,879	$64,573

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waivers/ reimbursements(d)	1.54%	1.55%	1.52%	1.53%	1.54%

Net investment income(a)	2.56%	2.10%	1.30%	1.48%	1.82%

Portfolio turnover rate	30%	32%	12%	24%	28%

See footnote summary on pages 228-229.

224 | AB MUNICIPAL INCOME FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Advisor Class
Year Ended May 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.53	$ 9.88	$ 10.77	$ 10.20	$ 10.38

Income From Investment Operations

Net investment income(a)(b)	.34	.30	.24	.26	.29

Net realized and unrealized gain (loss) on investment transactions	(.01)	(.35)	(.90)	.58	(.18)

Contributions from Affiliates	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.33	(.05)	(.66)	.84	.11

Less: Dividends

Dividends from net investment income	(.32)	(.30)	(.23)	(.27)	(.29)

Net asset value, end of period	$ 9.54	$ 9.53	$ 9.88	$ 10.77	$ 10.20

Total Return

Total investment return based on net asset value(c)	3.53%	(.45)%	(6.22)%	8.27%	1.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,424,385	$1,232,211	$1,270,573	$1,209,849	$1,001,776

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.50%	.50%	.50%	.50%	.50%

Expenses, before waivers/ reimbursements(d)	.53%	.55%	.52%	.53%	.53%

Net investment income(a)	3.58%	3.10%	2.31%	2.45%	2.81%

Portfolio turnover rate	30%	32%	12%	24%	28%

See footnote summary on pages 228-229.

abfunds.com	AB MUNICIPAL INCOME FUND | 225

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Class A
Year Ended May 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.15	$ 9.49	$ 10.34	$ 9.70	$ 10.05

Income From Investment Operations

Net investment income(a)(b)	.28	.25	.22	.23	.26

Net realized and unrealized gain (loss) on investment transactions	(.01)	(.34)	(.86)	.65	(.35)

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.27	(.09)	(.64)	.88	(.09)

Less: Dividends

Dividends from net investment income	(.26)	(.25)	(.21)	(.24)	(.26)

Net asset value, end of period	$ 9.16	$ 9.15	$ 9.49	$ 10.34	$ 9.70

Total Return

Total investment return based on net asset value(c)	3.02%	(.86)%	(6.29)%	9.13%	(.92)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$305,467	$341,690	$380,361	$421,752	$414,853

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.75%	.76%	.75%	.75%	.75%

Expenses, before waivers/ reimbursements(d)	.82%	.83%	.79%	.80%	.80%

Net investment income(a)	3.03%	2.73%	2.17%	2.31%	2.64%

Portfolio turnover rate	35%	14%	16%	22%	23%

See footnote summary on pages 228-229.

226 | AB MUNICIPAL INCOME FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Class C
Year Ended May 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.15	$ 9.49	$ 10.33	$ 9.69	$ 10.04

Income From Investment Operations

Net investment income(a)(b)	.21	.18	.14	.16	.19

Net realized and unrealized gain (loss) on investment transactions	(.02)	(.33)	(.85)	.64	(.35)

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.19	(.15)	(.71)	.80	(.16)

Less: Dividends

Dividends from net investment income	(.19)	(.19)	(.13)	(.16)	(.19)

Net asset value, end of period	$ 9.15	$ 9.15	$ 9.49	$ 10.33	$ 9.69

Total Return

Total investment return based on net asset value(c)	2.13%	(1.60)%	(6.91)%	8.33%	(1.66)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,270	$18,205	$24,089	$39,563	$44,221

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.50%	1.51%	1.50%	1.50%	1.50%

Expenses, before waivers/ reimbursements(d)	1.57%	1.58%	1.54%	1.55%	1.55%

Net investment income(a)	2.26%	1.98%	1.41%	1.56%	1.89%

Portfolio turnover rate	35%	14%	16%	22%	23%

See footnote summary on pages 228-229.

abfunds.com	AB MUNICIPAL INCOME FUND | 227

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Advisor Class
Year Ended May 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.15	$ 9.49	$ 10.34	$ 9.70	$ 10.05

Income From Investment Operations

Net investment income(a)(b)	.30	.27	.25	.26	.29

Net realized and unrealized gain (loss) on investment transactions	– 0	–	(.33)	(.87)	.64	(.35)

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.30	(.06)	(.62)	.90	(.06)

Less: Dividends

Dividends from net investment income	(.29)	(.28)	(.23)	(.26)	(.29)

Net asset value, end of period	$ 9.16	$ 9.15	$ 9.49	$ 10.34	$ 9.70

Total Return

Total investment return based on net asset value(c)	3.28%	(.61)%	(6.06)%	9.40%	(.67)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$174,591	$178,093	$192,990	$187,212	$145,160

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.50%	.51%	.50%	.50%	.50%

Expenses, before waivers/ reimbursements(d)	.57%	.58%	.54%	.55%	.55%

Net investment income(a)	3.28%	2.98%	2.42%	2.55%	2.89%

Portfolio turnover rate	35%	14%	16%	22%	23%

(a)	Net of expenses waived/reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

228 | AB MUNICIPAL INCOME FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended May 31,
	2024	2023	2022	2021	2020

AB California Portfolio
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.77%	.78%	.76%	.77%	.78%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.52%	1.54%	1.51%	1.52%	1.53%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.52%	.53%	.51%	.52%	.53%

	Year Ended May 31,
	2024	2023	2022	2021	2020

AB High Income Municipal Portfolio
Class A
Net of waivers/reimbursements	.80%	.80%	.78%	.79%	.80%
Before waivers/reimbursements	.81%	.81%	.78%	.80%	.80%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.53%	1.55%	1.55%
Before waivers/reimbursements	1.56%	1.56%	1.53%	1.55%	1.55%
Advisor Class
Net of waivers/reimbursements	.55%	.55%	.53%	.55%	.55%
Before waivers/reimbursements	.56%	.56%	.53%	.55%	.55%
Class Z
Net of waivers/reimbursements	.55%	.55%	.52%	.53%	.55%
Before waivers/reimbursements	.55%	.56%	.53%	.54%	.56%

	Year Ended May 31,
	2024	2023	2022	2021	2020

AB National Portfolio
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.78%	.80%	.77%	.78%	.78%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.54%	1.55%	1.52%	1.53%	1.54%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.53%	.55%	.52%	.53%	.53%

	Year Ended May 31,
	2024	2023	2022	2021	2020

AB New York Portfolio
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.82%	.82%	.79%	.80%	.80%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.57%	1.57%	1.54%	1.55%	1.55%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.57%	.57%	.54%	.55%	.55%

(e)	Amount is less than $.005.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 229

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Municipal Income Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AB Municipal Income Fund, Inc. (the “Fund”) (comprising the AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (collectively referred to as the “Portfolios”)), including the portfolios of investments, as of May 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios comprising AB Municipal Income Fund, Inc. at May 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud,

230 | AB MUNICIPAL INCOME FUND	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

July 29, 2024

abfunds.com	AB MUNICIPAL INCOME FUND | 231

Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Municipal Income Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on August 1-2, 2023 (the “Meeting”):

•	AB California Portfolio

•	AB High Income Municipal Portfolio

•	AB National Portfolio

•	AB New York Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser,

232 | AB MUNICIPAL INCOME FUND	abfunds.com

as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because

abfunds.com	AB MUNICIPAL INCOME FUND | 233

comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and after discussing with the Adviser the reasons for the relative underperformance of AB National Portfolio and AB New York Portfolio in the most recent period, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median in the

234 | AB MUNICIPAL INCOME FUND	abfunds.com

case of each of AB California Portfolio and AB National Portfolio. The directors noted that in the case of AB High Income Municipal Portfolio, it was equal to the median, and in the case of AB New York Portfolio, it was lower than the median. The directors also noted the Adviser’s total rate of compensation for each Fund, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds. In the case of each of AB California Portfolio, AB National Portfolio and AB New York Portfolio, the directors compared each Fund’s advisory fee rate with that for another fund advised by the Adviser utilizing similar investment strategies.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of each Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund in the case of each of AB California Portfolio, AB National Portfolio and AB New York Portfolio. The directors noted that AB High Income Municipal Portfolio’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded the expense ratio for each of AB High Income Municipal Portfolio and AB New York Portfolio was acceptable. The directors noted that the expense ratio for each of AB California Portfolio and National Portfolio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels, and that the net assets of AB High Income Municipal Portfolio were higher than a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of

abfunds.com	AB MUNICIPAL INCOME FUND | 235

its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that in the case of AB High Income Municipal Portfolio, the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale, and, in the case of the other Funds, such Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

236 | AB MUNICIPAL INCOME FUND	abfunds.com

AB MUNICIPAL INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MI-0151-0524

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 30, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	July 30, 2024